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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2020 to December 31, 2020

Item 1. Reports to Stockholders

2020 ANNUAL REPORT
Russell Investment Funds
DECEMBER 31, 2020
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial profes-
sional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
To Our Shareholders 3
U.S. Strategic Equity Fund 4
U.S. Small Cap Equity Fund 23
International Developed Markets Fund 51
Strategic Bond Fund 77
Global Real Estate Securities Fund 131
Notes to Schedules of Investments 151
Notes to Financial Highlights 153
Notes to Financial Statements 154
Report of Independent Registered Public Accounting Firm 174
Tax Information 175
Affiliated Brokerage Transactions 176
Basis for Approval of Investment Advisory Contracts 177
Shareholder Requests for Additional Information 178
Disclosure of Information about Fund Trustees and Officers 179
Adviser, Money Managers and Service Providers 183
Russell Investment Funds
Annual Report
December 31, 2020
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operation under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Our primary focus has never changed: It is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best strategy for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The chaotic year of 2020, with the combination of COVID-19 and presidential elections, has made for a bumpy ride, with a dramatic return of market volatility:
For the one-year period ended December 31, 2020, despite market volatility, U.S. equities returned 18.40%, according to the S&P 500
®
Index.
*
In comparison, non-U.S. equities, as measured by the MSCI EAFE Index, provided a return of 7.82% over the one-year period.
*
The volatility of 2020 made it challenging for some individuals to stick to their investment plans. It can be quite tempting to get distracted and try to move to those areas that have been working, abandoning those that have not. But if this year has taught us any lesson, it is that we believe those who stick to their long-term investment plans are consistently rewarded.
As a forward-looking firm, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We continue to believe in diversifying globally. We prefer non-U.S. equities to U.S. equities. We expect the post-
vaccine economic recovery to favor undervalued cyclical value stocks over expensive technology and growth stocks.
We like the value in emerging markets (EM) equities. We believe China’s early exit from the lockdown and stimulus measures will likely benefit EM more broadly, as should the recovery in global demand and a weaker U.S. dollar.
We believe that vaccine prospects are likely to make 2021 a year of global economic recovery. While markets have priced in a fair amount of the good news, more gains seem possible as corporate profits rebound and central banks remain on hold.
With the world in the early post-recession recovery phase of the business cycle, our medium-term outlook for economies and corporate earnings is positive. We believe that 2021 will feature an extended period of low-inflation, low-interest rate growth that favors equities over bonds.
Let me reiterate that at Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
There is nothing we value more than the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Peter Gunning
Global Chief Investment Officer, Russell Investments
* Source: S&P and MSCI. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the US and Canada.

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
4 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund
Total
Return
1 Year 23 .84%
5 Years 14 .27%§
10 Years 12 .79%§
Russell 1000
®
Index **
Total
Return
1 Year 20 .96%
5 Years 15 .60%§
10 Years 14 .01%§

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
U.S. Strategic Equity Fund 5
The U.S. Strategic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM
to engage or terminate a money manager at any time, subject
to approval by the Fund’s Board, without a shareholder vote.
Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31, 2020, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund gained
23.84%. This is compared to the Fund’s benchmark, the Russell
1000
®
Index, which gained 20.96% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 17.12%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S.
economy saw increased activity with job gains and consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Towards the end of the year, multiple COVID-19 vaccines were found to be highly effective and approved for emergency use in the United States and Europe. This allowed markets to overlook the growing number of COVID-19 cases as winter months and
holiday gatherings brought many people together.
Over the year, growth stocks outperformed value stocks and
large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by
the pandemic. Information technology and health care were
among the best performing sectors while energy and financials sectors lagged. However, as a result of positive vaccine news and the prospects of a gradual return to ‘normalcy’, small cap and value-oriented stocks that are most closely tied to economic fundamentals experienced strong returns in the fourth quarter of
2020.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to moderately
priced securities with low price momentum as well as companies with lower financial leverage and higher growth characteristics.
Additionally, the Fund was tilted away from the largest market capitalization stocks. Overall, the Fund’s factor tilts provided mixed results as a tilt toward higher growth stocks was rewarded while overweights to smaller market capitalization and lower valuation stocks detracted from relative performance.
From a sector standpoint, the Fund was positioned toward more cyclical areas of the market in expectation of robust consumption, continued employment gains, and low interest rates in the
short term. Sector allocation decisions were positive over the period, including overweights to the consumer discretionary and information technology sectors and underweights to the consumer staples and real estate sectors.
Stock selection by the Fund’s money managers was a positive
contributor to benchmark relative performance during the period, led by outperforming holdings within the information technology and materials sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
6 U.S. Strategic Equity Fund
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Brandywine
Global Investment Management, LLC outperformed the Russell
1000
®
Value Index. Overweights to the health care and materials
sectors were beneficial. Stock selection within the materials, information technology, and industrials sectors was the primary driver of relative outperformance.
Jackson Square Partners, LLC outperformed the Russell
1000
®
Growth Index. Sector allocation decisions were positive,
including underweights to the industrials and consumer staples sectors. Security selection within the information technology and communication services sectors was the primary driver of relative outperformance.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality, and low volatility factors. During the fiscal year, the strategy underperformed the Russell 1000
®
Index. A tilt
toward stocks with lower valuation and lower market capitalization detracted. Sector allocation decisions were moderately positive, including an overweight to the consumer discretionary sector and an underweight to the energy sector.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2020 Styles
Brandywine Global Investment
Management, LLC Value
HS Management Partners, LLC Market Oriented
Jackson Square Partner, LLC Growth
Jacobs Levy Equity Management, Inc. Market Oriented
* Assumes initial investment on January 1, 2011 .
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
U.S. Strategic Equity Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,254.80 $ 1,020 .91
Expenses Paid During Period* $ 4 .76 $ 4 .27
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.7%
Consumer Discretionary - 16.5%
Advance Auto Parts, Inc. 2,043 322
Amazon.com, Inc.(Æ) 6,136 19,984
Amerco, Inc. 627 285
AutoNation, Inc.(Æ) 4,144 289
Best Buy Co., Inc. 5,999 599
BorgWarner, Inc. 8,159 315
Bright Horizons Family Solutions, Inc.(Æ) 2,077 359
Brunswick Corp. 2,105 160
Capri Holdings, Ltd.(Æ) 5,875 247
Carnival Corp. 3,338 72
Carter's, Inc. 1,611 152
Charter Communications, Inc. Class A(Æ) 14,210 9,400
Chipotle Mexican Grill, Inc. Class A(Æ) 116 161
Choice Hotels International, Inc. 3,980 425
Columbia Sportswear Co. 1,096 96
Comcast Corp. Class A 32,723 1,715
Costco Wholesale Corp. 2,363 890
Darden Restaurants, Inc. 2,698 321
Dick's Sporting Goods, Inc. 6,312 355
Discovery, Inc. Class A(Æ)(Ñ) 3,691 111
Dollar General Corp. 3,100 652
DR Horton, Inc. 21,489 1,481
eBay, Inc. 9,193 462
Expedia Group, Inc. 1,917 254
Extended Stay America, Inc. 10,010 148
Floor & Decor Holdings, Inc. Class A(Æ) 2,227 207
Foot Locker, Inc. 7,438 301
Ford Motor Credit Co. LLC 55,821 491
Gap, Inc. (The) 18,045 364
Garmin, Ltd. 3,337 399
General Motors Co. 106,294 4,426
Gentex Corp. 21,830 741
Genuine Parts Co. 3,441 346
Goodyear Tire & Rubber Co. (The) 16,183 177
Graham Holdings Co. Class B 356 190
Grand Canyon Education, Inc.(Æ) 1,590 148
Hanesbrands, Inc. 12,187 178
Home Depot, Inc. (The) 5,502 1,461
Kohl's Corp. 10,918 444
Lear Corp. 1,218 194
Leggett & Platt, Inc. 4,651 206
Lennar Corp. Class A 7,013 535
Lennar Corp. Class B 2,463 151
Liberty SiriusXM Group Class C(Æ) 6,835 297
LKQ Corp.(Æ) 14,272 503
Lowe's Cos., Inc. 1,797 288
Lululemon Athletica, Inc.(Æ) 1,582 551
Macy's, Inc. 25,091 282
McDonald's Corp. 2,773 595
Mohawk Industries, Inc.(Æ) 2,644 373
Netflix, Inc.(Æ) 12,694 6,864
Nike, Inc. Class B 62,011 8,772
Nordstrom, Inc.(Ñ) 10,259 320
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 7,320 186
NVR, Inc.(Æ) 70 286
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ollie's Bargain Outlet Holdings, Inc.(Æ) 2,419 198
Omnicom Group, Inc. 43,730 2,727
O'Reilly Automotive, Inc.(Æ) 525 238
Penske Automotive Group, Inc. 3,280 195
Polaris, Inc. 3,134 299
PulteGroup, Inc. 49,376 2,129
PVH Corp. 4,338 407
Ralph Lauren Corp. Class A 2,230 231
Ross Stores, Inc. 4,099 503
Royal Caribbean Cruises, Ltd.(Ñ) 2,807 210
Sensata Technologies Holding PLC(Æ) 5,004 264
Skechers USA, Inc. Class A(Æ) 6,643 239
Starbucks Corp. 55,858 5,976
Tapestry, Inc. 12,285 382
Target Corp. 4,997 882
Thor Industries, Inc.(Ñ) 10,922 1,016
Tiffany & Co. 1,277 168
TJX Cos., Inc. (The) 5,401 369
Tractor Supply Co. 2,270 319
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 6,244 1,793
Under Armour, Inc. Class A(Æ) 7,984 137
Urban Outfitters, Inc.(Æ) 7,043 180
VF Corp. 2,803 239
ViacomCBS, Inc. Class B 10,067 375
Walmart, Inc. 8,705 1,255
Walt Disney Co. (The)(Æ) 7,265 1,316
Whirlpool Corp. 1,874 338
Williams-Sonoma, Inc. 4,349 443
Yum China Holdings, Inc. 3,171 181
92,540
Consumer Staples - 3.5%
Archer-Daniels-Midland Co. 8,634 435
Casey's General Stores, Inc. 582 104
Clorox Co. (The) 446 90
Coca-Cola Co. (The) 20,059 1,100
CVS Health Corp. 46,142 3,152
Estee Lauder Cos., Inc. (The) Class A 1,424 379
General Mills, Inc. 2,979 175
Hormel Foods Corp. 1,723 80
Ingredion, Inc. 26,994 2,124
JM Smucker Co. (The) 3,096 358
Kroger Co. (The) 83,126 2,640
Molson Coors Beverage Co. Class B 34,870 1,576
Mondelez International, Inc. Class A 8,443 494
Monster Beverage Corp.(Æ) 2,598 240
PepsiCo, Inc. 7,645 1,134
Philip Morris International, Inc. 5,193 430
Procter & Gamble Co. (The) 15,375 2,139
Sysco Corp. 1,609 119
Tyson Foods, Inc. Class A 41,270 2,660
US Foods Holding Corp.(Æ) 5,544 185
Walgreens Boots Alliance, Inc. 7,886 314
19,928

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 1.2%
BP PLC - ADR 77,991 1,600
Canadian Natural Resources, Ltd. 73,114 1,759
Chevron Corp. 17,554 1,482
ConocoPhillips 13,264 530
Exxon Mobil Corp. 6,152 254
Magna International, Inc. Class A 15,341 1,086
6,711
Financial Services - 18.0%
AerCap Holdings N.V.(Æ) 21,353 973
Aflac, Inc. 9,823 437
Alliance Data Systems Corp. 2,771 205
Allstate Corp. (The) 4,199 462
American Express Co. 1,079 130
American Homes 4 Rent Class A(ö) 3,460 104
American Tower Corp.(ö) 2,084 468
Annaly Capital Management, Inc.(ö) 209,846 1,773
Apple Hospitality REIT, Inc.(ö) 19,915 257
AvalonBay Communities, Inc.(ö) 1,131 181
Banco Santander SA - ADR(Æ)(Ñ) 400,794 1,222
Bank of America Corp. 121,376 3,679
Bank of New York Mellon Corp. (The) 5,310 225
Berkshire Hathaway, Inc. Class B(Æ) 20,632 4,784
BlackRock, Inc. Class A 903 652
Boston Properties, Inc.(ö) 15,743 1,488
Broadridge Financial Solutions, Inc. 2,086 320
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 12,292 184
Capital One Financial Corp. 2,570 254
Cboe Global Markets, Inc. 503 47
CBRE Group, Inc. Class A(Æ) 6,371 400
Charles Schwab Corp. (The) 22,877 1,213
Chubb, Ltd. 3,410 525
Citigroup, Inc. 117,857 7,267
Citizens Financial Group, Inc. 60,323 2,157
Comerica, Inc. 35,034 1,957
Crown Castle International Corp.(ö) 1,803 287
CubeSmart(ö) 3,992 134
Discover Financial Services 2,083 189
Equinix, Inc.(Æ)(ö) 331 236
Essent Group, Ltd. 22,410 968
Essex Property Trust, Inc.(ö) 452 107
Everest Re Group, Ltd. 130 30
Fidelity National Information Services, Inc. 4,253 602
Fiserv, Inc.(Æ) 2,540 289
FleetCor Technologies, Inc.(Æ) 1,063 290
Global Payments, Inc. 3,663 789
Goldman Sachs Group, Inc. (The) 378 100
Hartford Financial Services Group, Inc. 3,157 155
Host Hotels & Resorts, Inc.(ö) 9,213 135
Invitation Homes, Inc.(ö) 4,938 147
Jack Henry & Associates, Inc. 2,410 390
JPMorgan Chase & Co. 41,701 5,299
KeyCorp 919 15
KKR & Co., Inc. Class A 164,736 6,670
Life Storage, Inc.(Æ)(ö) 727 87
M&T Bank Corp. 1,944 247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MasterCard, Inc. Class A 30,959 11,051
Medical Properties Trust, Inc.(ö) 3,345 73
Merck & Co., Inc. 14,451 1,182
MetLife, Inc. 4,703 221
Morgan Stanley 22,018 1,509
Northern Trust Corp. 3,311 308
PayPal Holdings, Inc.(Æ) 44,406 10,400
People's United Financial, Inc. 3,680 48
PNC Financial Services Group, Inc. (The) 2,876 429
Popular, Inc. 22,053 1,242
Progressive Corp. (The) 1,337 132
Prudential Financial, Inc. 2,506 196
Public Storage(ö) 963 222
Raymond James Financial, Inc. 1,839 176
Regency Centers Corp.(ö) 1,726 79
Reinsurance Group of America, Inc. Class A 1,509 175
RenaissanceRe Holdings, Ltd. 5 1
Ryman Hospitality Properties, Inc.(ö) 24,035 1,629
SLM Corp. 94,562 1,172
State Street Corp. 2,147 156
Sun Communities, Inc.(ö) 628 95
Synchrony Financial 8,472 294
Travelers Cos., Inc. (The) 3,142 441
Truist Financial Corp. 8,337 400
Two Harbors Investment Corp.(ö) 291,435 1,856
US Bancorp 8,817 411
VEREIT, Inc.(ö) 2,273 86
Visa, Inc. Class A 64,353 14,076
Wells Fargo & Co. 130,331 3,933
Western Union Co. (The) 11,682 256
WP Carey, Inc.(ö) 1,391 98
100,877
Health Care - 14.2%
Abbott Laboratories 10,603 1,161
AbbVie, Inc. 17,654 1,892
Abiomed, Inc.(Æ) 1,856 602
Agilent Technologies, Inc. 6,993 829
Agios Pharmaceuticals, Inc.(Æ) 2,044 89
Alexion Pharmaceuticals, Inc.(Æ) 15,862 2,478
Align Technology, Inc.(Æ) 2,255 1,205
Alkermes PLC(Æ) 14,653 292
Alnylam Pharmaceuticals, Inc.(Æ) 2,589 336
Amgen, Inc. 2,239 515
Anthem, Inc.(Æ) 1,207 388
AstraZeneca PLC - ADR 16,079 804
Baxter International, Inc. 6,149 493
Becton Dickinson and Co. 2,678 670
Biogen, Inc.(Æ) 2,834 694
BioMarin Pharmaceutical, Inc.(Æ) 1,022 90
Bluebird Bio, Inc.(Æ) 3,503 152
Boston Scientific Corp.(Æ) 10,245 368
Bristol-Myers Squibb Co. 28,866 1,791
Cantel Medical Corp. 3,882 306
Centene Corp.(Æ) 7,579 455
Cerner Corp. 6,807 534
Cigna Corp. 2,621 546

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cooper Cos., Inc. (The) 1,361 494
Dentsply Sirona, Inc. 3,268 171
DexCom, Inc.(Æ) 948 350
Edwards Lifesciences Corp.(Æ) 94,044 8,579
Eli Lilly & Co. 4,594 776
Envista Holdings Corp.(Æ) 18,972 640
Exact Sciences Corp.(Æ) 1,507 200
Exelixis, Inc.(Æ) 15,276 307
Gilead Sciences, Inc. 7,226 421
GlaxoSmithKline PLC - ADR 37,309 1,373
HCA Healthcare, Inc. 6,053 995
Henry Schein, Inc.(Æ) 2,208 148
Hill-Rom Holdings, Inc. 2,362 231
Hologic, Inc.(Æ) 2,266 165
Humana, Inc. 425 174
ICU Medical, Inc.(Æ) 1,174 252
IDEXX Laboratories, Inc.(Æ) 459 229
Illumina, Inc.(Æ) 15,081 5,579
Incyte Corp.(Æ) 5,060 440
Insulet Corp.(Æ) 433 111
Integra LifeSciences Holdings Corp.(Æ) 3,940 256
Intuitive Surgical, Inc.(Æ) 9,629 7,876
Jazz Pharmaceuticals PLC(Æ) 8,413 1,389
Johnson & Johnson 31,591 4,972
Laboratory Corp. of America Holdings(Æ) 2,367 482
Masimo Corp.(Æ) 1,953 524
MEDNAX, Inc.(Æ) 9,580 235
Medtronic PLC 24,438 2,863
Moderna, Inc.(Æ) 3,263 341
Neurocrine Biosciences, Inc.(Æ) 831 80
Penumbra, Inc.(Æ) 1,072 188
Pfizer, Inc. 71,473 2,631
Quest Diagnostics, Inc. 3,476 414
Regeneron Pharmaceuticals, Inc.(Æ) 844 408
ResMed, Inc. 3,433 730
Sage Therapeutics, Inc.(Æ) 2,682 232
Seagen, Inc.(Æ) 1,169 205
STERIS PLC 2,814 533
Stryker Corp. 3,089 757
Teleflex, Inc. 758 312
Thermo Fisher Scientific, Inc. 2,717 1,266
United Therapeutics Corp.(Æ) 2,788 423
UnitedHealth Group, Inc. 6,346 2,225
Universal Health Services, Inc. Class B 3,427 471
Varian Medical Systems, Inc.(Æ) 2,969 520
Veeva Systems, Inc. Class A(Æ) 18,993 5,171
Vertex Pharmaceuticals, Inc.(Æ) 2,854 675
Viatris, Inc. Class W(Æ) 91,558 1,716
West Pharmaceutical Services, Inc. 2,655 752
Zimmer Biomet Holdings, Inc. 12,249 1,887
Zoetis, Inc. Class A 4,914 813
79,672
Materials and Processing - 3.4%
Air Products & Chemicals, Inc. 144 39
Alcoa Corp.(Æ) 29,353 677
Ball Corp. 56,941 5,305
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Carrier Global Corp. 5,632 212
Copart, Inc.(Æ) 1,742 222
Crown Holdings, Inc.(Æ) 14,515 1,454
DowDuPont, Inc. 35,134 2,498
Eastman Chemical Co. 12,273 1,231
Ecolab, Inc. 87 19
Fastenal Co. 4,175 204
Freeport-McMoRan, Inc. 26,439 688
Huntsman Corp. 87,675 2,204
Lennox International, Inc. 546 150
Linde PLC(Æ) 1,593 420
LyondellBasell Industries NV Class A 2,417 221
Newmont Corp. 38,905 2,330
Owens Corning 4,178 317
Reliance Steel & Aluminum Co. 434 52
Steel Dynamics, Inc. 63 2
Trane Technologies PLC 4,386 637
18,882
Producer Durables - 6.2%
3M Co. 2,193 383
Accenture PLC Class A 4,196 1,096
AECOM(Æ) 6,434 320
Ametek, Inc. 5,005 605
Aptiv PLC 1,648 215
Automatic Data Processing, Inc. 3,807 671
Boeing Co. (The) 1,463 313
Booz Allen Hamilton Holding Corp. Class A 3,149 275
Carlisle Cos., Inc. 2,833 442
CH Robinson Worldwide, Inc.(Ñ) 3,238 304
Chart Industries, Inc.(Æ) 12,583 1,483
Cintas Corp. 1,104 390
CoStar Group, Inc.(Æ) 672 621
CSX Corp. 3,078 279
Cummins, Inc. 3,179 722
Danaher Corp. 4,379 973
Deere & Co. 930 250
Delta Air Lines, Inc. 8,188 329
Eaton Corp. PLC 8,954 1,076
Emerson Electric Co. 3,665 295
Expeditors International of Washington, Inc. 1,184 113
FedEx Corp. 2,422 629
Flir Systems, Inc. 4,588 201
General Dynamics Corp. 1,440 214
HEICO Corp. 1,206 160
Honeywell International, Inc. 5,092 1,083
Huntington Ingalls Industries, Inc. 597 102
IDEX Corp. 2,079 414
IHS Markit, Ltd.(Æ) 3,232 290
Illinois Tool Works, Inc. 1,625 331
Johnson Controls International PLC(Æ) 18,229 849
Kansas City Southern 1,960 400
Keysight Technologies, Inc.(Æ) 918 121
L3Harris Technologies, Inc. 2,996 566
Lockheed Martin Corp. 1,215 431
Middleby Corp.(Æ) 1,748 225
Northrop Grumman Corp. 932 284

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Dominion Freight Line, Inc. 548 107
Otis Worldwide Corp. 2,816 190
PACCAR, Inc. 8,356 721
Paychex, Inc. 7,866 733
Quanta Services, Inc. 6,202 447
Raytheon Co.(Æ) 14,929 1,068
Republic Services, Inc. Class A 3,229 311
Roper Technologies, Inc. 954 411
S&P Global, Inc. 188 62
Snap-on, Inc. 1,486 254
Southwest Airlines Co. 7,581 353
Stanley Black & Decker, Inc. 719 128
Textron, Inc. 29,797 1,441
Toro Co. (The) 2,847 270
TreeHouse Foods, Inc.(Æ) 36,064 1,533
Union Pacific Corp. 2,511 523
United Airlines Holdings, Inc.(Æ) 2,219 96
United Parcel Service, Inc. Class B 2,401 404
United Rentals, Inc.(Æ) 1,238 287
Verisk Analytics, Inc. Class A 2,323 482
Waste Management, Inc. 57,195 6,746
Waters Corp.(Æ) 790 195
Westinghouse Air Brake Technologies Corp. 1,530 112
Xerox Holdings Corp. 13,408 311
XPO Logistics, Inc.(Æ) 1,342 160
34,800
Technology - 30.6%
Activision Blizzard, Inc. 2,116 196
Adobe, Inc.(Æ) 11,817 5,910
Airbnb, Inc. Class A(Æ) 18,253 2,680
Akamai Technologies, Inc.(Æ) 1,356 142
Allegion PLC 1,360 158
Alphabet, Inc. Class A(Æ) 6,287 11,019
Alphabet, Inc. Class C(Æ) 853 1,494
Amdocs, Ltd. 7,218 512
Amphenol Corp. Class A 6,041 790
Ansys, Inc.(Æ) 640 233
Apple, Inc. 102,483 13,597
Applied Materials, Inc. 6,816 588
Arista Networks, Inc.(Æ) 12,107 3,518
Arrow Electronics, Inc.(Æ) 4,616 449
Autodesk, Inc.(Æ) 19,053 5,818
Black Knight, Inc.(Æ) 2,660 235
Booking Holdings, Inc.(Æ) 95 212
Broadcom, Inc. 1,205 528
CACI International, Inc. Class A(Æ) 356 89
Cadence Design Systems, Inc.(Æ) 3,050 416
CDW Corp. 2,415 318
Cisco Systems, Inc. 27,779 1,243
Citrix Systems, Inc. 3,203 417
Cognizant Technology Solutions Corp. Class
A 16,822 1,379
Concentrix Corp.(Æ) 2,413 238
Corning, Inc. 7,541 271
Corteva, Inc. Class W 50,265 1,946
Coupa Software, Inc.(Æ) 18,061 6,121
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Datadog, Inc. Class A(Æ) 41,402 4,076
Dell Technologies, Inc. Class C(Æ) 7,292 534
Dolby Laboratories, Inc. Class A 4,325 420
DXC Technology Co. 3,665 94
Electronic Arts, Inc. 923 133
F5 Networks, Inc.(Æ) 2,416 425
Facebook, Inc. Class A(Æ) 17,923 4,896
Fortinet, Inc.(Æ) 1,247 185
Genpact, Ltd. 10,959 453
Grubhub, Inc.(Æ) 2,448 182
Hewlett Packard Enterprise Co. Class H 33,432 396
HP, Inc.(Æ) 25,392 624
Intel Corp. 31,958 1,592
Intuit, Inc. 1,557 591
Jabil Circuit, Inc. 7,666 326
Juniper Networks, Inc. 18,684 421
Lam Research Corp. 1,088 514
Leidos Holdings, Inc. 3,168 333
Marvell Technology Group, Ltd. 38,717 1,841
Match Group, Inc.(Æ) 56,233 8,502
Micron Technology, Inc.(Æ) 41,776 3,141
Microsoft Corp. 120,880 26,886
Motorola Solutions, Inc. 1,828 311
NCR Corp.(Æ) 9,340 351
NVIDIA Corp. 3,016 1,575
ON Semiconductor Corp.(Æ) 10,724 351
Oracle Corp. 9,291 601
Paycom Software, Inc.(Æ) 17,854 8,074
Pure Storage, Inc. Class A(Æ) 18,569 420
Salesforce.com, Inc.(Æ) 4,323 962
ServiceNow, Inc.(Æ) 17,087 9,405
Skyworks Solutions, Inc. 1,179 180
SYNNEX Corp. 2,413 197
Synopsys, Inc.(Æ) 3,910 1,014
Take-Two Interactive Software, Inc.(Æ) 2,156 448
Teradyne, Inc. 4,579 549
Texas Instruments, Inc. 5,899 968
Twilio, Inc. Class A(Æ) 32,052 10,850
Tyler Technologies, Inc.(Æ) 267 117
Uber Technologies, Inc.(Æ) 243,509 12,419
VMware, Inc. Class A(Æ)(Ñ) 1,967 276
Western Digital Corp. 4,003 222
Wix.com, Ltd.(Æ) 19,168 4,791
Workday, Inc. Class A(Æ) 542 130
Zynga, Inc. Class A(Æ) 38,500 380
171,673
Utilities - 3.1%
American Electric Power Co., Inc. 1,296 108
AT&T, Inc. 102,582 2,950
Avangrid, Inc. 4,903 223
CenterPoint Energy, Inc. 10,109 219
Consolidated Edison Co., Inc. 4,123 298
Dominion Energy, Inc. 1,134 85
DTE Energy Co. 1,968 239
Duke Energy Corp. 6,335 580
Evergy, Inc. 5,903 328

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eversource Energy(Æ) 3,433 297
Exelon Corp. 11,311 478
FirstEnergy Corp. 54,732 1,675
International Business Machines Corp. 4,227 532
National Fuel Gas Co. 2,504 103
NextEra Energy, Inc. 6,860 529
NiSource, Inc. 45,941 1,054
PG&E Corp.(Æ) 11,180 139
Pinnacle West Capital Corp. 1,968 157
PPL Corp. 64,820 1,828
Sempra Energy 1,950 248
Southern Co. (The) 4,650 286
T-Mobile US, Inc.(Æ) 2,129 287
UGI Corp. 23,372 817
Verizon Communications, Inc. 62,093 3,649
Vistra Corp. 4,895 96
WEC Energy Group, Inc.(Æ) 4,835 445
17,650
Total Common Stocks
(cost $366,998) 542,733
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co. (Æ)
2021  Rights 5,115 4
Total Warrants and Rights
(cost $11) 4
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 17,915,631
(∞)
17,912
Total Short-Term Investments
(cost $17,912) 17,912
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 2,848,997
(∞)
2,849
Total Other Securities
(cost $2,849) 2,849
Total Investments - 100.4%
(identified cost $387,770 ) 563,498
Other Assets and Liabilities, Net
- (0.4)%
(2,393)
Net Assets - 100.0%
561,105

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 40 USD 7,498 03/21
130
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
130
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 92,540 $ — $ —
$ —
$ 92,540 16.5
Consumer Staples 19,928 — —
—
19,928 3. 5
Energy 6,711 — —
—
6,711 1.2
Financial Services 100,877 — —
—
100,877 18.0
Health Care 79,672 — —
—
79,672 14.2
Materials and Processing 18,88 2 — —
—
18,88 2 3.4
Producer Durables 34,800 — —
—
34,800 6.2
Technology 171,67 3 — —
—
171,67 3 30. 6
Utilities 17,650 — —
—
17,650 3.1
Warrants and Rights 4 — —
—
4 —
*
Short-Term Investments — — —
17,912
17,912 3.2
Other Securities — — —
2,849
2,849 0.5
Total Investments 542,737 — — 20,761 563,498 100.4
Other Assets and Liabilities, Net (0.4)
100.0
Other Financial Instruments
Assets
Futures Contracts 130 — — — 130 —
*
Total Other Financial Instruments
**
$ 130 $ — $ — $ — $ 130
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — December 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 130
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,443
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (25)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,729 $ — $ 2,729
Total Financial and Derivative Assets
2,729 — 2,729
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,729 $ — $ 2,729
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 594 $ — $ 594 $ —
Barclays
360 — 360 —
Citigroup
312 — 312 —
HSBC
193 — 193 —
Morgan Stanley
1,159 — 1,159 —
Wells Fargo
111 — 111 —
Total
$ 2,729 $ — $ 2,729 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
I
i
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 387,770
Investments, at fair value(*)(>) ......................................................................................................................................................
563,498
Receivables:
Dividends and interest ....................................................................................................................................................... 445
Dividends from affiliated funds .......................................................................................................................................... 2
Fund shares sold ................................................................................................................................................................ 39
From broker(a) ................................................................................................................................................................... 359
Variation margin on futures contracts ................................................................................................................................. 130
Total assets .................................................................................................................................................
564,473
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 28
Accrued fees to affiliates .................................................................................................................................................... 373
Other accrued expenses ..................................................................................................................................................... 118
Payable upon return of securities loaned ....................................................................................................................................... 2,849
Total liabilities .............................................................................................................................................
3,368
Net Assets ............................................................................................................................................................
$ 561,105

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 170,533
Shares of beneficial interest ...........................................................................................................................................................
287
Additional paid-in capital ..............................................................................................................................................................
390,285
Net Assets ............................................................................................................................................................
$ 561,105
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 19.58
Net assets ............................................................................................................................................................................... $ 561,105,318
Shares outstanding ($.01 par value) ....................................................................................................................................... 28,657,392
Amounts in thousands
(*)     Securities on loan included in investments $ 2,729
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 20,761
(a)     Receivable from Broker for Futures $ 359
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 6,780
Dividends from affiliated funds ......................................................................................................................................... 115
Securities lending income (net) ......................................................................................................................................... 38
Total investment income ...............................................................................................................................................................
6,933
Expenses
Advisory fees .................................................................................................................................................................... 3,569
Administrative fees ........................................................................................................................................................... 244
Custodian fees ................................................................................................................................................................... 74
Transfer agent fees ............................................................................................................................................................ 22
Professional fees ............................................................................................................................................................... 105
Trustees’ fees .................................................................................................................................................................... 26
Printing fees ...................................................................................................................................................................... 63
Miscellaneous ................................................................................................................................................................... 19
Total expenses ...............................................................................................................................................................................
4,122
Net investment income (loss) ........................................................................................................................................................
2,811
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (9,659)
Investments in affiliated funds .......................................................................................................................................... (10)
Futures contracts .............................................................................................................................................................. 5,443
Foreign currency-related transactions ............................................................................................................................... 1
Net realized gain (loss) ..................................................................................................................................................................
(4,22 5 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 109,85 0
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (25)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 109,82 6
Net realized and unrealized gain (loss) ......................................................................................................................................... 105,601
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 108,412

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 19
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,811 $ 4,643
Net realized gain (loss) ...................................................................................................................... (4,22 5 ) 33,02 2
Net change in unrealized appreciation (depreciation) ....................................................................... 109,82 6 75,71 3
Net increase (decrease) in net assets from operations ............................................................................. 108,412 113,378
Distributions
To shareholders ................................................................................................................................. (6,692) (30,796)
Net decrease in net assets from distributions .......................................................................................... (6,692) (30,796)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (53,977) 51,204
Total Net Increase (Decrease) in Net Assets ..........................................................................
47,743 133,786
Net Assets
Beginning of period .................................................................................................................................
513,362 379,576
End of period ..........................................................................................................................................
$ 561,105 $ 513,362
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 383 $ 5,956 4,553 $ 72,578
Proceeds from reinvestment of distributions 430 6,692 1,958 30,796
Payments for shares redeemed (4,185) (66,625) (3,413) (52,170)
Total increase (decrease)
(3,372) $ (53,977) 3,098 $ 51,204

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)
December 31, 2019 13.12 .16 3 .77 3.93 (.16) (.86)
December 31, 2018 18.53 .17 (1.97) (1.80) (.21) (3.40)
December 31, 2017 17 .08 .17 3.29 3.46 (.19) (1.82)
December 31, 2016 16.64 .19 1.53 1.72 (.17) (1.11)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 21
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.21) 19.58 23.84 561,105 .84 .84 .58 44
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150
(2.01) 18.53 20.80 461,727 .83 .83 .94 80
(1.28) 17.08 10.64 443,053 .83 .83 1.15 101

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
22 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 342,588
Administration fees 23,465
Transfer agent fees 2,065
Trustee fees 4,614
$ 372,732
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 21,735 $ 121,343 $ 125,157 $ (10) $ 1 $ 17,912 $ 115 $ —
U.S. Cash Collateral Fund 7,335 105,515 110,001 — — 2,849 71 —
$ 29,070 $ 226,858 $ 235,158 $ (10) $ 1 $ 20,761 $ 186 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 392,882,382 $ 177,485,647 $ (6,870,355) $ 170,615,292 $ 1,450,475 $ (1,556,196)
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 2,209,349 $ 4,482,632 $ — $ 5,055,899 $ 25,740,255 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
U.S. Small Cap Equity Fund 23
U.S. Small Cap Equity Fund
Total
Return
1 Year 12 .70%
5 Years 10 .84%§
10 Years 9 .37%§
Russell 2000
®
Index **
Total
Return
1 Year 19 .96%
5 Years 13 .26%§
10 Years 11 .20%§
U.S. Small Cap Equity Linked Benchmark ***
Total
Return
1 Year 19 .96%
5 Years 13 .26%§
10 Years 11 .40%§

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
24 U.S. Small Cap Equity Fund
The U.S. Small Cap Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM
to engage or terminate a money manager at any time, subject
to approval by the Fund’s Board, without a shareholder vote.
Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31, 2020, the Fund had eight money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund gained
12.70%. This is compared to the Fund’s benchmark, the Russell
2000
®
Index, which gained 19.96% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Small Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 13.11%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was volatile during the fiscal year given the global spread of the coronavirus and the uncertainty around its progression, the extent of economic damage and the effectiveness of global policy response. In March and April, governments
worldwide implemented strict measures, including social
distancing, business closures, travel restrictions and quarantines.
These necessary health measures adversely affected the global economy and financial markets. To offset the impact, central banks and governments around the globe stepped in to provide monetary and fiscal stimulus. During the second half of 2020, the U.S.
economy saw increased activity with job gains and consumption markedly accelerating. Historic fiscal and monetary stimulus supported these trends, as well as the recovery of equity markets.
Towards the end of the year, multiple COVID-19 vaccines were found to be highly effective and approved for emergency use in the United States and Europe. This allowed markets to overlook the growing number of COVID-19 cases as winter months and
holiday gatherings brought many people together.
Over the year, growth stocks outperformed value stocks and
large cap stocks outperformed small cap stocks. The coronavirus accelerated trends in e-commerce, cloud computing, online
advertising and remote work. The accelerated search for a
coronavirus vaccine and treatment also provided a tailwind for companies in the health care sector. On the other side, airlines, oil & gas companies and banks were hit particularly hard by
the pandemic. Information technology and health care were
among the best performing sectors while energy and financials sectors lagged. However, as a result of positive vaccine news and the prospects of a gradual return to ‘normalcy’, small cap and value-oriented stocks that are most closely tied to economic fundamentals experienced strong returns in the fourth quarter of
2020.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to small and micro capitalization stocks trading at discounted valuations as well as companies with higher quality characteristics. This positioning was in recognition of perceived valuation opportunities as well as the risk of elevated levels of corporate debt and unprofitability among U.S. small cap companies. Within the U.S. small cap
market, a preference for low valuation and high profitability negatively impacted benchmark relative performance.
Sector allocation decisions were positive during the year,
especially underweights to the real estate and financials sectors, and overweights to the information technology and consumer
staples sectors.
Stock selection by the Fund’s money managers was the primary detractor during the period, including underperforming holdings within the industrials, consumer staples, and health care sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Ranger
Investment Management, L.P. was the best performing money
manager for the fiscal year and outperformed their 50% Russell

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
U.S. Small Cap Equity Fund 25
2000
®
Growth Index / 50% Russell 2000
®
Microcap Growth
Index benchmark. An underweight to the real estate sector and an overweight to the information technology sector were beneficial.
Additionally, stock selection within the consumer discretionary and information technology sectors was a meaningful driver of outperformance.
Boston Partners Global Investors, Inc. faced the strongest
headwinds over the fiscal year and underperformed their 50%
Russell 2000
®
Value Index / 50% Russell 2000
®
Microcap
Value Index benchmark. A tilt toward lower valuation stocks
was not beneficial. The money manager’s sector allocation
decisions were not rewarded, including underweights to the
consumer discretionary and health care sectors and overweights to the energy and real estate sectors. Additionally, stock selection within the energy, materials, and consumer staples sectors held back returns.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value and quality factors. During the fiscal year, the strategy underperformed the Russell 2000
®
Index as the tilt toward stocks
with low valuation meaningfully detracted. Sector allocation decisions were moderately beneficial, including an underweight to the energy sector and an overweight to the consumer discretionary sector.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In May 2020, RIM determined to allocate Fund assets to Penn
Capital Management Company, Inc.’s strategy. Allocations to
other money manager strategies were adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2020 Styles
Ancora Advisor, LLC Market Oriented
Boston Partners Global Investors, Inc. Value
Calamos Advisors LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company, Inc. Market Oriented
Ranger Investment Management, L.P. Growth
* Assumes initial investment on January 1, 2011.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500
TM
Index through
April 30, 2012 and the returns of the Russell 2000
®
Index thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
26 U.S. Small Cap Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,375.50 $ 1,018.85
Expenses Paid During Period* $ 7.46 $ 6.34
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.7%
Consumer Discretionary - 14.5%
1-800-Flowers.com, Inc. Class A(Æ) 8,746 227
Adtalem Global Education, Inc.(Æ) 3,515 119
AMC Networks, Inc. Class A(Æ) 3,680 132
Amerco , Inc.(Ð) 430 195
American Axle & Manufacturing Holdings,
Inc.(Æ) 63,599 530
American Public Education, Inc.(Æ) 6,171 188
America's Car-Mart, Inc.(Æ) 10,579 1,162
Aspen Group, Inc.(Æ) 7,104 79
B. Riley Financial, Inc. 31,329 1,386
Bally's Corp.(Æ) 9,226 464
Bassett Furniture Industries, Inc. 1,221 25
Beazer Homes USA, Inc.(Æ) 2,878 44
Bed Bath & Beyond, Inc.(Ñ) 18,614 331
Big Lots, Inc. 3,369 145
BJ's Restaurants, Inc. 29,546 1,137
BJ's Wholesale Club Holdings, Inc.(Æ) 5,571 208
Bloomin ' Brands, Inc. 16,854 327
BMC Stock Holdings, Inc.(Æ) 5,075 272
Boot Barn Holdings, Inc.(Æ) 19,165 831
Brinker International, Inc. 4,025 228
Cable One, Inc.(Û) 184 410
Caesars Entertainment, Inc.(Æ) 2,478 184
Caleres , Inc. 65,266 1,021
Canada Goose Holdings, Inc.(Æ)(Ñ) 4,357 130
Cardlytics, Inc.(Æ) 1,934 276
Carrols Restaurant Group, Inc.(Æ) 37,523 236
Cavco Industries, Inc.(Æ) 2,270 398
Celestica, Inc.(Æ) 23,889 193
Central Garden & Pet Co. Class A(Æ)(Û) 2,520 92
Cheesecake Factory, Inc. (The) 2,801 104
Churchill Downs, Inc. 959 187
Cinemark Holdings, Inc.(Ñ) 5,963 104
Cooper Tire & Rubber Co. 4,486 182
Cooper-Standard Holdings, Inc.(Æ)(Û) 5,930 206
Cracker Barrel Old Country Store, Inc. 681 90
Dana Holding Corp. 29,118 568
Deckers Outdoor Corp.(Æ) 869 249
Del Taco Restaurants, Inc.(Æ) 35,245 319
Delta Apparel, Inc.(Æ) 17,432 350
Denny's Corp.(Æ) 13,532 199
Designer Brands, Inc. Class A 38,683 296
Dillard's, Inc. Class A(Ñ) 2,541 160
Dine Brands Global, Inc.(Ð) 919 53
Dorman Products, Inc.(Æ) 1,258 109
Drive Shack, Inc.(Æ)(Ñ) 24,406 58
El Pollo Loco Holdings, Inc.(Æ) 11,384 206
Entercom Communications Corp. Class A 91,658 226
EW Scripps Co. (The) Class A 27,051 414
First Cash Financial Services, Inc. 1,207 85
GameStop Corp. Class A(Æ)(Ñ) 12,657 238
GAN, Ltd.(Æ)(Ñ) 18,706 379
Genesco, Inc.(Æ) 15,359 462
G-III Apparel Group, Ltd.(Æ) 6,884 163
Golden Entertainment, Inc.(Æ) 30,821 613
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goodyear Tire & Rubber Co. (The) 23,053 252
GoPro, Inc. Class A(Æ) 14,979 124
Gray Television, Inc.(Æ) 20,878 374
Hamilton Beach Brands Holding Co. Class A 16,935 297
Haverty Furniture Cos., Inc.(Û) 1,604 44
HealthStream , Inc.(Æ)(Û) 2,911 64
Hibbett Sports, Inc.(Æ) 1,337 62
Hilton Grand Vacations, Inc.(Æ) 3,905 122
Houghton Mifflin Harcourt Co.(Æ)(Ð) 9,148 30
iHeartMedia , Inc. Class A(Æ)(Ñ) 13,815 179
International Game Technology PLC 11,854 201
IntriCon Corp.(Æ)(Ñ) 5,952 108
Jack in the Box, Inc. 3,798 352
KB Home 3,448 116
Kontoor Brands, Inc. 15,122 613
Lakeland Industries, Inc.(Æ) 1,162 32
La-Z-Boy, Inc. Class Z 3,844 153
LGI Homes, Inc.(Æ) 585 62
Liberty TripAdvisor Holdings, Inc. Class
A(Æ) 43,648 189
Lithia Motors, Inc. Class A 989 289
Lovesac Co. (The)(Æ) 4,162 179
Lumber Liquidators Holdings, Inc.(Æ) 1,701 52
Macy's, Inc. 18,040 203
Madison Square Garden Entertainment Corp.
(Æ) 5,913 621
Madison Square Garden Sports Corp. Class
A(Æ) 2,228 410
Manchester United PLC Class A 5,468 92
Marchex , Inc. Class B(Æ) 4,000 8
MarineMax , Inc.(Æ) 1,812 63
Marriott Vacations Worldwide Corp. 1,897 260
Meritage Homes Corp.(Æ) 1,952 162
Mohawk Group Holdings, Inc.(Æ) 4,700 81
Motorcar Parts of America, Inc.(Æ) 6,361 125
Movado Group, Inc. 1,559 26
Murphy USA, Inc. 770 101
Nexstar Media Group, Inc. Class A 3,263 356
nVent Electric PLC 5,417 126
Overstock.com, Inc.(Æ) 796 38
Papa John's International, Inc. 1,503 128
Penn National Gaming, Inc.(Æ) 3,485 301
Perdoceo Education Corp.(Æ)(Ð) 4,628 58
PetIQ , Inc.(Æ)(Ñ) 17,568 675
Planet Fitness, Inc. Class A(Æ) 2,369 184
Potbelly Corp.(Æ) 18,187 80
Quotient Technology, Inc.(Æ) 3,239 31
Qurate Retail, Inc. Class A 56,667 622
Rent-A-Center, Inc. Class A 3,381 129
Restoration Hardware(Æ) 341 153
REV Group, Inc. 2,977 26
Revolve Group, Inc.(Æ) 8,528 266
Sally Beauty Holdings, Inc.(Æ)(Ñ) 7,755 101
Scholastic Corp. 4,707 118
Scientific Games Corp. Class A(Æ) 9,129 379
SeaWorld Entertainment, Inc.(Æ) 4,881 154
Signet Jewelers, Ltd. 4,371 119

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sinclair Broadcast Group, Inc. Class A(Ñ) 5,797 185
Skyline Champion Corp.(Æ) 12,501 387
SMART Global Holdings, Inc.(Æ) 22,698 854
Sonic Automotive, Inc. Class A 3,122 120
Stamps.com, Inc.(Æ) 742 146
Steven Madden, Ltd. 6,044 213
Stride, Inc.(Æ) 9,602 204
Taylor Morrison Home Corp. Class A(Æ) 6,425 165
Tenneco, Inc. Class A(Æ) 5,127 54
Texas Roadhouse, Inc. Class A 7,400 578
The Aaron's Co., Inc.(Æ) 8,877 168
Tilly's, Inc. Class A 21,855 178
Travelzoo , Inc.(Æ)(Û) 7,405 70
Tribune Publishing Co.(Æ) 1,209 17
TripAdvisor, Inc.(Æ) 8,090 233
Universal Electronics, Inc.(Æ) 6,851 359
Universal Technical Institute, Inc.(Æ) 2,347 15
Urban Outfitters, Inc.(Æ) 4,494 115
Vera Bradley, Inc.(Æ) 1,395 11
Vista Outdoor, Inc.(Æ) 5,889 140
Visteon Corp.(Æ) 2,382 299
Wingstop , Inc.(Û) 2,344 311
Winnebago Industries, Inc. 1,823 109
Wolverine World Wide, Inc. 35,265 1,102
WW International, Inc.(Æ) 3,056 75
Wyndham Hotels & Resorts, Inc.(Û) 17,309 1,029
Zumiez , Inc.(Æ) 3,057 112
34,329
Consumer Staples - 2.6%
Adecoagro SA(Æ) 43,564 296
Albertsons Co., Inc. Class A 3,304 58
Alico , Inc. 2,807 87
Andersons, Inc. (The) 1,520 37
Bunge, Ltd.(Û) 6,887 452
Coca-Cola Bottling Co. 354 94
elf Beauty, Inc.(Æ) 44,091 1,110
Farmer Brothers Co.(Æ) 9,590 45
Fresh Del Monte Produce, Inc. 8,042 194
Freshpet , Inc.(Æ) 635 90
Grocery Outlet Holding Corp.(Æ) 7,586 298
Helen of Troy, Ltd.(Æ) 793 176
Herbalife Nutrition, Ltd.(Æ)(Û) 5,065 243
J&J Snack Foods Corp. 529 82
Lancaster Colony Corp. 924 170
Lifevantage Corp.(Æ) 2,047 19
Medifast , Inc. 893 175
National Beverage Corp.(Ñ) 978 83
National Vision Holdings, Inc.(Æ) 2,413 109
Nomad Foods, Ltd.(Æ) 17,058 434
Performance Food Group Co.(Æ) 11,973 570
Pilgrim's Pride Corp.(Æ) 5,949 117
Post Holdings, Inc.(Æ) 1,075 109
Primo Water Corp. 17,593 276
Quanex Building Products Corp. 4,704 104
Sanderson Farms, Inc.(Ð) 1,163 154
Spectrum Brands Holdings, Inc. 3,749 296
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
USANA Health Sciences, Inc.(Æ) 2,004 155
WD-40 Co. 495 132
6,165
Energy - 3.1%
Apache Corp.(Ð)(Û) 26,709 379
Arch Coal, Inc.(Æ)(Û) 4,529 198
ChampionX Corp.(Æ) 53,156 813
Cimarex Energy Co. 2,293 86
Continental Resources, Inc.(Ð) 5,192 85
Devon Energy Corp.(Û) 23,135 366
Diamondback Energy, Inc. 8,294 401
EQT Corp.(Æ) 20,821 265
Exterran Corp.(Æ) 1,328 6
Green Brick Partners, Inc.(Æ) 47,718 1,095
Green Plains, Inc. 5,264 69
Helix Energy Solutions Group, Inc.(Æ)(Ð) 6,086 26
Magnolia Oil & Gas Corp.(Æ)(Ñ) 46,942 331
Matrix Service Co.(Æ) 43,163 476
Nabors Industries, Inc.(Ð) 520 30
National Energy Services Reunited Corp.(Æ) 31,268 310
Natural Gas Services Group, Inc.(Æ) 31,021 294
Newpark Resources, Inc.(Æ)(Ð) 8,188 16
NexTier Oilfield Solutions, Inc.(Æ) 50,999 175
NOW, Inc.(Æ) 22,410 161
Oil States International, Inc.(Æ) 7,022 35
Par Pacific Holdings, Inc.(Æ) 6,512 91
PDC Energy, Inc.(Æ)(Ð) 5,197 107
Peabody Energy Corp.(Æ) 12,289 30
ProPetro Holding Corp.(Æ) 3,053 23
Renewable Energy Group, Inc.(Æ) 1,789 127
REX American Resources Corp.(Æ)(Ð) 718 53
Select Energy Services, Inc. Class A(Æ) 54,871 225
SunCoke Energy, Inc. 5,011 22
Sunnova Energy International, Inc.(Æ) 1,595 72
Sunrun , Inc.(Æ) 2,161 150
Targa Resources Corp. 11,501 303
TPI Composites, Inc.(Æ) 4,383 231
World Fuel Services Corp.(Ð) 5,452 170
7,221
Financial Services - 20.9%
1st Source Corp. 2,273 92
AerCap Holdings N.V.(Æ) 8,104 369
Agree Realty Corp.(ö) 1,342 89
Alliance Data Systems Corp. 7,774 576
Ally Financial, Inc.(Ð) 1,393 50
Altabank Corp.(Æ) 1,070 30
Amalgamated Bank Class A 10,330 142
American Campus Communities, Inc.(Ð)(ö) 7,223 309
American Equity Investment Life Holding
Co. 9,562 264
Ameris Bancorp 14,929 568
Amerisafe , Inc. 1,593 91
Apple Hospitality REIT, Inc.(ö) 9,666 125
Argo Group International Holdings, Ltd.(Ð) 2,594 113

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Armada Hoffler Properties, Inc.(ö) 2,222 25
ARMOUR Residential REIT, Inc.(ö) 11,074 119
Assurant, Inc. 157 21
Assured Guaranty, Ltd. 1,126 35
Atlantic Capital Bancshares, Inc.(Æ) 18,042 287
Atlantic Union Bankshares Corp.(Æ) 4,147 137
Axis Capital Holdings, Ltd. 11,525 581
Axos Financial, Inc.(Æ) 4,312 162
Banc of California, Inc. 47,234 695
Bancorp, Inc. (The)(Æ)(Ð) 4,011 55
BancorpSouth Bank 4,824 132
BankUnited , Inc. 10,935 380
Banner Corp. 2,200 102
Blackstone Mortgage Trust, Inc. Class A(ö) 12,806 353
Blucora , Inc.(Æ) 20,823 332
Bridgewater Bancshares, Inc.(Æ) 664 8
Brighthouse Financial, Inc.(Æ)(Û) 8,862 321
Brightsphere Investment Group, Inc. 5,409 104
Brixmor Property Group, Inc.(ö) 23,343 386
Broadmark Realty Capital, Inc.(ö) 21,337 218
Byline Bancorp, Inc. 15,893 246
Cadence Bancorp 8,359 137
Camden Property Trust(ö) 3,345 334
Cannae Holdings, Inc.(Æ) 8,840 391
Capital City Bank Group, Inc. 15,597 383
Capstar Financial Holdings, Inc. 33,298 491
Capstead Mortgage Corp.(ö) 18,785 109
Carter Bankshares , Inc. 1,297 14
Cathay General Bancorp 4,027 130
CBTX, Inc. 1,486 38
Century Bancorp, Inc. Class A 3,462 268
CIT Group, Inc. 3,377 121
Civista Bancshares, Inc. 14,855 260
Coastal Financial Corp.(Æ) 1,218 26
Collectors Universe, Inc. 2,573 194
Columbia Banking System, Inc. 3,860 139
Community Bank System, Inc. 1,604 100
Community Bankers Trust Corp. 10,201 69
CoreCivic , Inc.(Æ) 14,222 93
CorEnergy Infrastructure Trust, Inc.(ö) 847 6
CorePoint Lodging, Inc.(ö) 4,673 32
Cowen Group, Inc. Class A 17,770 462
CTO Realty Growth, Inc. 6,066 256
Cushman & Wakefield PLC(Æ) 5,127 76
Customers Bancorp, Inc.(Æ) 1,000 18
CVB Financial Corp. 4,428 86
CyrusOne , Inc.(ö) 3,514 257
Deluxe Corp. 3,135 92
Donegal Group, Inc. Class A 93 1
Eagle Bancorp, Inc. 2,909 120
EastGroup Properties, Inc.(ö) 1,178 163
Ellington Financial, Inc.(ö) 7,637 113
Emerald Holding, Inc. 30,853 167
Encore Capital Group, Inc.(Æ)(Ð) 659 26
Enova International, Inc.(Æ) 3,701 92
Enstar Group, Ltd.(Æ)(Ð) 587 120
Equity Commonwealth(ö) 5,528 151
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equity LifeStyle Properties, Inc. Class A(Ð)
(ö) 2,500 158
Essent Group, Ltd. 10,174 440
Essential Properties Realty Trust, Inc.(ö) 7,546 160
Everi Holdings, Inc.(Æ) 44,498 615
EZCORP, Inc. Class A(Æ) 4,672 22
Fathom Holdings, Inc.(Æ) 8,464 305
FB Financial Corp. 8,092 281
Federated Hermes, Inc. Class B 4,440 128
First BanCorp 4,587 155
First Financial Bankshares , Inc. 3,746 136
First Financial Corp. 397 15
First Foundation, Inc. 35,789 716
First Horizon National Corp. 12,459 159
First Interstate BancSystem , Inc. Class A 8,207 335
First Midwest Bancorp, Inc. 5,754 92
Forestar Group, Inc.(Æ) 1,330 27
Franchise Group, Inc.(Æ) 17,008 518
Fulton Financial Corp. 7,734 98
Gaming and Leisure Properties, Inc.(ö)(Û) 29,877 1,267
Genworth Financial, Inc. Class A(Æ) 54,078 204
Getty Realty Corp.(ö) 8,040 221
Glacier Bancorp, Inc. 2,595 119
Great Western Bancorp, Inc. 3,455 72
Green Dot Corp. Class A(Æ)(Û) 9,927 554
Guaranty Bancshares, Inc.(Û) 428 13
Hallmark Financial Services, Inc.(Æ) 29,261 104
Hancock Holding Co. 4,324 147
Hanmi Financial Corp. 2,862 32
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) 1,102 70
Hanover Insurance Group, Inc. (The) 2,538 297
HarborOne Bancorp, Inc. 17,720 192
HCI Group, Inc. 1,126 59
Healthcare Realty Trust, Inc.(ö) 2,966 88
Heartland Financial USA, Inc. 1,657 67
Heritage Financial Corp. 12,912 302
Heritage Insurance Holdings, Inc. 372 4
Hilltop Holdings, Inc. 5,038 139
Home Bancorp, Inc.(Û) 260 7
Home BancShares , Inc. 19,205 374
HomeStreet , Inc. 26,462 893
HomeTrust Bancshares, Inc.(Û) 698 13
Hope Bancorp, Inc. 8,861 97
Houlihan Lokey , Inc. Class A 5,602 377
I3 Verticals, Inc. Class A(Æ)(Ñ) 30,464 1,011
Independence Realty Trust, Inc.(ö) 38,905 522
Independent Bank Corp.(Û) 24,298 449
Independent Bank Group, Inc. 2,056 129
Industrial Logistics Properties Trust(ö) 8,270 193
Invesco Mortgage Capital, Inc.(Ñ)(ö) 39,167 132
Investors Bancorp, Inc. 10,393 110
iStar , Inc.(Ð)(ö) 3,800 56
James River Group Holdings, Ltd.(Ð) 4,871 239
JBG Smith Properties(ö) 906 28
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 62,604 661

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kemper Corp. 2,176 167
Kinsale Capital Group, Inc. 243 49
KKR Real Estate Finance Trust, Inc.(ö) 8,380 150
Ladder Capital Corp. Class A(ö) 13,162 129
LendingClub Corp.(Æ) 9,715 103
LendingTree , Inc.(Æ)(Ñ) 973 266
Lexington Realty Trust(ö) 9,300 99
Live Oak Bancshares, Inc.(Ð) 1,730 82
LPL Financial Holdings, Inc.(Û) 3,982 415
LTC Properties, Inc.(ö) 3,167 123
Merchants Bancorp 1,768 49
Mercury General Corp.(Ð) 1,644 86
Meridian Bancorp, Inc. 12,255 183
Metropolitan Bank Holding Corp.(Æ) 177 6
MFA Financial, Inc.(ö) 80,810 314
MGIC Investment Corp. 13,962 175
Mr. Cooper Group, Inc.(Æ) 4,275 133
National Bank Holdings Corp. Class A 16,289 534
National General Holdings Corp. 1,789 61
National Health Investors, Inc.(ö) 1,385 96
NBT Bancorp, Inc. 2,833 91
New Senior Investment Group, Inc.(ö) 4,258 22
Newmark Group, Inc. Class A 40,762 297
NMI Holdings, Inc. Class A(Æ) 33,148 751
Northeast Bank 14,979 337
Northrim BanCorp , Inc. 372 13
Northwest Bancshares, Inc. 8,889 113
ODP Corp. (The)(Æ) 4,567 134
Office Properties Income Trust(ö) 3,622 82
OFG Bancorp 3,567 66
Old National Bancorp 4,866 81
Old Second Bancorp, Inc. 32,997 333
Origin Bancorp, Inc. 688 19
PCSB Financial Corp. 45,723 729
Peapack Gladstone Financial Corp. 424 10
PennyMac Financial Services, Inc. 2,108 138
Peoples Bancorp, Inc. 15,782 428
Physicians Realty Trust(ö) 6,466 115
Piedmont Office Realty Trust, Inc. Class A(ö) 2,473 40
PJT Partners, Inc. Class A 256 19
Plymouth Industrial REIT, Inc.(ö) 15,617 234
Popular, Inc.(Û) 14,377 810
Postal Realty Trust, Inc. Class A(ö) 32,799 554
Potlatch Corp.(ö) 15,228 762
Premier Financial Corp. 20,823 479
ProAssurance Corp. 4,350 77
PROG Holdings, Inc. 9,846 530
Provident Financial Services, Inc. 5,500 99
PS Business Parks, Inc.(ö) 731 97
QCR Holdings, Inc. 949 38
QTS Realty Trust, Inc. Class A(Ñ)(ö) 1,581 98
Radian Group, Inc. 7,759 157
RE/MAX Holdings, Inc. Class A 3,080 112
Realogy Holdings Corp.(Æ) 25,033 328
Redfin Corp.(Æ) 2,952 203
Reinsurance Group of America, Inc. Class
A(Û) 3,710 430
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RenaissanceRe Holdings, Ltd.(Û) 1,548 257
Renasant Corp. 3,826 129
Retail Value, Inc.(ö) 735 11
RLI Corp. 1,050 109
RLJ Lodging Trust(ö) 7,738 109
RMR Group, Inc. (The) Class A 9,918 383
Ryman Hospitality Properties, Inc.(ö) 3,486 236
Sabra Health Care REIT, Inc.(ö) 5,084 88
Safety Insurance Group, Inc. 1,478 115
Santander Consumer USA Holdings, Inc. 1,880 41
Selective Insurance Group, Inc. 1,830 123
ServisFirst Bancshares, Inc. 2,802 113
Shore Bancshares, Inc. 9,803 143
Silvercrest Asset Management Group, Inc.
Class A 20,558 286
Simmons First National Corp. Class A 4,873 105
SLM Corp. 7,308 91
SmartFinancial , Inc. 1,395 25
South State Corp. 6,276 454
SP Plus Corp.(Æ) 27,246 786
Spirit of Texas Bancshares, Inc. 703 12
Spirit Realty Capital, Inc.(Ð)(ö) 5,087 204
STAG Industrial, Inc.(ö) 4,348 136
Stewart Information Services Corp.(Û) 9,423 456
Stifel Financial Corp. 4,510 228
StoneX Group, Inc.(Æ)(Ð) 700 41
Summit Hotel Properties, Inc.(ö) 6,783 61
Sunstone Hotel Investors, Inc.(ö) 8,428 95
Terreno Realty Corp.(ö) 1,950 114
Texas Capital Bancshares, Inc.(Æ) 8,229 490
Tiptree Financial, Inc. Class A 37,691 189
TriCo Bancshares 5,563 196
TriState Capital Holdings, Inc.(Æ) 450 8
Triumph Bancorp, Inc.(Æ) 21,847 1,061
Trustmark Corp. 3,378 92
UMB Financial Corp. 1,925 133
UMH Properties, Inc.(ö) 42,638 631
United Bankshares , Inc. 4,497 146
United Community Banks, Inc. 4,852 138
United Fire Group, Inc. 1,388 35
United Insurance Holdings Corp.(Ð) 4,000 23
Universal Insurance Holdings, Inc. 5,797 88
Valley National Bancorp 13,286 130
Velocity Financial, Inc.(Æ) 14,427 90
Veritex Holdings, Inc. 13,055 335
Virtu Financial, Inc. Class A 3,518 89
Voya Financial, Inc.(Û) 6,239 367
Walker & Dunlop, Inc. 1,697 156
Washington Federal, Inc. 2,319 60
Washington Trust Bancorp, Inc. 9,171 411
Webster Financial Corp. 8,372 353
Western Alliance Bancorp 4,338 260
WSFS Financial Corp. 3,481 156
49,288
Health Care - 17.4%
Acadia Healthcare Co., Inc.(Æ) 3,479 175

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AdaptHealth Corp.(Æ) 8,857 333
Adverum Biotechnologies, Inc.(Æ) 7,648 83
Aeglea BioTherapeutics , Inc.(Æ) 1,662 13
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 4,318 58
Agenus, Inc.(Æ) 25,798 82
Agios Pharmaceuticals, Inc.(Æ)(Ð) 4,696 203
Akebia Therapeutics, Inc.(Æ) 17,682 50
Aldeyra Therapeutics, Inc.(Æ) 2,791 19
Alector , Inc.(Æ) 5,236 79
Alkermes PLC(Æ)(Ð) 14,074 281
Allakos , Inc.(Æ) 1,905 267
Allogene Therapeutics, Inc.(Æ) 5,135 130
Allscripts Healthcare Solutions, Inc.(Æ)(Û) 21,769 314
Alphatec Holdings, Inc.(Æ) 27,890 405
Amicus Therapeutics, Inc.(Æ) 15,854 366
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 8,168 37
Anavex Life Sciences Corp.(Æ)(Ñ) 17,807 96
AngioDynamics , Inc.(Æ) 2,266 35
ANI Pharmaceuticals, Inc.(Æ) 18,830 547
Anika Therapeutics, Inc.(Æ) 15,751 713
Apellis Pharmaceuticals, Inc.(Æ) 3,752 215
Applied Genetic Technologies Corp.(Æ)(Ð) 3,339 14
Ardelyx , Inc.(Æ)(Ð) 6,029 39
Arrowhead Pharmaceuticals, Inc.(Æ) 5,519 423
Assertio Holdings, Inc.(Æ) 14,166 5
Athenex , Inc.(Æ)(Ð) 5,870 65
Athersys , Inc.(Æ)(Ñ) 56,759 99
Avid Bioservices , Inc.(Æ) 92,901 1,072
Beyondspring , Inc.(Æ)(Ð) 1,369 17
BioDelivery Sciences International, Inc.(Æ) 44,324 186
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 2,594 222
BioLife Solutions, Inc.(Æ) 64,438 2,571
Biomerica , Inc.(Æ) 26,272 131
BioTelemetry , Inc.(Æ) 9,726 701
Bioxcel Therapeutics, Inc.(Æ) 1,536 71
Bluebird Bio, Inc.(Æ)(Ð) 5,293 229
Blueprint Medicines Corp.(Æ) 2,960 332
BridgeBio Pharma, Inc.(Æ)(Ñ) 3,807 271
Cara Therapeutics, Inc.(Æ)(Ð) 4,570 69
Cardiovascular Systems, Inc.(Æ) 2,060 90
Castlight Health, Inc. Class B(Æ) 11,835 15
Cellular Biomedicine Group, Inc.(Æ) 6,234 115
ChemoCentryx , Inc.(Æ) 2,169 134
Chiasma, Inc.(Æ) 3,099 13
Chimerix , Inc.(Æ)(Ð) 2,155 10
Coherus Biosciences, Inc.(Æ)(Ð) 4,582 80
Computer Programs & Systems, Inc. 2,837 76
Concert Pharmaceuticals, Inc.(Æ)(Ð) 2,977 38
CONMED Corp. 3,639 408
Constellation Pharmaceuticals, Inc.(Æ)(Ñ) 5,310 153
CorVel Corp.(Æ) 2,076 220
Crinetics Pharmaceuticals, Inc.(Æ) 1,000 14
Cross Country Healthcare, Inc.(Æ) 1,954 17
CryoLife , Inc.(Æ) 9,478 224
Cue Biopharma, Inc.(Æ) 1,550 19
Cutera , Inc.(Æ) 1,635 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cyclerion Therapeutics, Inc.(Æ) 2,605 8
Cytokinetics, Inc.(Æ) 6,456 134
CytomX Therapeutics, Inc.(Æ) 6,772 44
Deciphera Pharmaceuticals, Inc.(Æ) 3,107 177
Denali Therapeutics, Inc.(Æ) 5,674 475
Dicerna Pharmaceuticals, Inc.(Æ) 5,215 115
Eagle Pharmaceuticals, Inc.(Æ) 3,872 180
Editas Medicine, Inc.(Æ)(Ñ) 4,620 324
Eidos Therapeutics, Inc.(Æ) 2,765 364
Eiger BioPharmaceuticals , Inc.(Æ)(Ð) 1,762 22
Enanta Pharmaceuticals, Inc.(Æ) 4,431 187
Endo International PLC(Æ)(Ð) 13,453 97
Ensign Group, Inc. (The) 8,048 587
Epizyme , Inc.(Æ) 5,975 65
Esperion Therapeutics, Inc.(Æ)(Ñ) 3,529 92
Fate Therapeutics, Inc.(Æ) 5,304 482
Fennec Pharmaceuticals, Inc.(Æ) 13,250 99
FibroGen , Inc.(Æ) 8,186 304
Flexion Therapeutics, Inc.(Æ)(Ð) 3,000 35
Forma Therapeutics Holdings, Inc.(Æ) 1,971 69
Frequency Therapeutics, Inc.(Æ)(Ñ) 5,720 202
Fulgent Genetics, Inc.(Æ)(Ñ) 27,685 1,443
Global Blood Therapeutics, Inc.(Æ)(Ð) 1,400 61
Gossamer Bio, Inc.(Æ)(Ð) 3,242 31
Halozyme Therapeutics, Inc.(Æ) 9,580 409
Hanger, Inc.(Æ)(Ð) 1,103 24
Heron Therapeutics, Inc.(Æ)(Ñ) 15,853 336
Heska Corp.(Æ)(Ñ) 9,635 1,403
Homology Medicines, Inc.(Æ) 2,876 32
iCAD , Inc.(Æ) 19,618 259
ICU Medical, Inc.(Æ) 1,305 280
IGM Biosciences, Inc.(Æ)(Ñ) 1,136 100
ImmunoGen , Inc.(Æ)(Ð) 6,903 45
Infinity Pharmaceuticals, Inc.(Æ) 1,209 3
InfuSystems Holdings, Inc.(Æ) 54,519 1,025
Insmed , Inc.(Æ) 5,400 180
Intellia Therapeutics, Inc.(Æ) 5,829 317
Intercept Pharmaceuticals, Inc.(Æ) 4,573 113
Intersect ENT, Inc.(Æ) 2,022 46
Invacare Corp. 12,788 114
Invitae Corp.(Æ) 1,435 60
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 2,713 153
iRadimed Corp.(Æ) 35,559 811
Jazz Pharmaceuticals PLC(Æ)(Ð) 1,098 181
Kura Oncology, Inc.(Æ) 2,610 85
Lannett Co., Inc.(Æ) 3,970 26
Lantheus Holdings, Inc.(Æ) 22,181 299
LeMaitre Vascular, Inc. 21,244 860
LHC Group, Inc.(Æ) 1,264 270
LivaNova PLC(Æ) 4,341 287
MacroGenics , Inc.(Æ) 5,407 124
Magellan Health, Inc.(Æ) 2,084 173
Medpace Holdings, Inc.(Æ) 2,752 383
MeiraGTx Holdings PLC(Æ)(Ð) 1,389 21
Merit Medical Systems, Inc.(Æ) 2,014 112
Minerva Neurosciences, Inc.(Æ) 7,174 17
Mirati Therapeutics, Inc.(Æ) 1,846 405

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Molina Healthcare, Inc.(Æ)(Û) 1,933 411
Morphic Holding, Inc.(Æ) 1,020 34
Mustang Bio, Inc.(Æ) 10,102 38
Myriad Genetics, Inc.(Æ) 8,792 174
NantKwest , Inc.(Æ)(Ñ) 13,364 178
Natera , Inc.(Æ) 4,249 423
Natus Medical, Inc.(Æ) 12,580 252
Nektar Therapeutics(Æ)(Ð) 1,585 27
Neogen Corp.(Æ) 4,151 329
NeoGenomics , Inc.(Æ) 6,543 352
NextGen Healthcare, Inc.(Æ) 5,399 98
NGM Biopharmaceuticals, Inc.(Æ) 1,529 46
Novavax , Inc.(Æ)(Ñ) 3,148 351
Novocure , Ltd.(Æ)(Ð) 1,558 270
Odonate Therapeutics, Inc.(Æ) 2,390 46
Option Care Health, Inc.(Æ) 14,897 233
OraSure Technologies, Inc.(Æ)(Ð) 5,043 53
Orthofix Medical, Inc.(Æ) 2,400 103
Owens & Minor, Inc. 1,795 49
Oxford Immunotec Global PLC(Æ) 5,909 103
Paratek Pharmaceuticals, Inc.(Æ)(Ð) 2,000 13
Pennant Group, Inc. (The)(Æ) 10,319 599
PRA Health Sciences, Inc.(Æ) 1,182 148
Progenics Pharmaceuticals, Inc.(Æ)(Ð)(Š) 1,808 —
Prothena Corp. PLC(Æ)(Ð) 3,442 41
Providence Service Corp. (The)(Æ) 4,770 661
PTC Therapeutics, Inc.(Æ) 4,499 275
R1 RCM, Inc.(Æ) 4,971 119
Radius Health, Inc.(Æ)(Ð) 5,018 90
RadNet , Inc.(Æ) 34,127 668
Recro Pharma, Inc.(Æ) 30,910 88
REGENXBIO, Inc.(Æ)(Ð) 1,902 86
Repligen Corp.(Æ) 2,411 462
Revolution Medicines, Inc.(Æ) 3,465 137
Rubius Therapeutics, Inc.(Æ)(Ð) 1,582 12
Sage Therapeutics, Inc.(Æ)(Ð) 1,335 115
Sangamo BioSciences , Inc.(Æ) 13,346 208
Selecta Biosciences, Inc.(Æ) 6,900 21
SI-BONE, Inc.(Æ) 8,540 255
Sorrento Therapeutics, Inc.(Æ)(Ñ) 7,187 49
Spectrum Pharmaceuticals, Inc.(Æ)(Ð) 5,799 20
Stemline Therapeutics, Inc.(Æ)(Š) 14,060 5
Strongbridge Biopharma PLC(Æ)(Ð) 2,512 6
Supernus Pharmaceuticals, Inc.(Æ) 3,375 85
Surmodics , Inc.(Æ) 512 22
Sutro Biopharma, Inc.(Æ)(Ð) 1,381 30
Syndax Pharmaceuticals, Inc.(Æ) 7,585 169
Syneos Health, Inc. Class A(Æ) 2,593 177
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 16,639 713
Tactile Systems Technology, Inc.(Æ) 14,378 646
Tenet Healthcare Corp.(Æ) 6,305 252
TG Therapeutics, Inc.(Æ) 9,653 502
Theravance Biopharma, Inc.(Æ)(Ð) 4,470 79
Travere Therapeutics, Inc.(Æ)(Ð) 5,026 137
Tricida , Inc.(Æ) 1,413 10
Turning Point Therapeutics, Inc.(Æ) 2,227 271
Twist Bioscience Corp.(Æ) 2,660 376
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ultragenyx Pharmaceutical, Inc.(Æ) 2,625 363
United Therapeutics Corp.(Æ)(Û) 2,680 407
UNITY Biotechnology, Inc.(Æ) 3,070 16
Utah Medical Products, Inc. 12,247 1,032
Vanda Pharmaceuticals, Inc.(Æ) 4,689 62
Varex Imaging Corp.(Æ)(Ð) 5,865 98
Vaxcyte , Inc.(Æ) 2,061 55
Veracyte , Inc.(Æ) 3,803 186
Vir Biotechnology, Inc.(Æ)(Ñ) 3,354 90
VYNE Therapeutics, Inc.(Æ)(Ð) 6,347 10
WaVe Life Sciences, Ltd.(Æ) 1,781 14
Xencor , Inc.(Æ) 3,816 166
Zentalis Pharmaceuticals, Inc.(Æ) 2,369 123
Zogenix , Inc.(Æ)(Ð) 696 14
40,986
Materials and Processing - 8.5%
Advanced Drainage Systems, Inc. 1,035 87
AdvanSix , Inc.(Æ) 13,132 263
A-Mark Precious Metals, Inc. 589 15
American Woodmark Corp.(Æ) 1,783 167
Apogee Enterprises, Inc. 3,547 112
Arconic Corp.(Æ) 25,051 747
Ashland Global Holdings, Inc. 3,888 308
Atkore International Group, Inc.(Æ) 3,490 143
Axalta Coating Systems, Ltd.(Æ) 3,792 108
Beacon Roofing Supply, Inc.(Æ) 4,584 184
Boise Cascade Co. 3,600 172
BrightView Holdings, Inc.(Æ) 1,700 26
Broadwind Energy, Inc.(Æ) 16,407 130
Builders FirstSource , Inc.(Æ) 5,703 233
Cabot Corp. 3,282 147
Caesarstone , Ltd. 12,818 165
Carpenter Technology Corp. 5,527 161
Chemours Co. (The) 3,369 84
Clearwater Paper Corp.(Æ) 8,186 309
Commercial Metals Co. 4,644 95
Constellium SE(Æ) 6,577 92
Culp, Inc. 48,173 765
Eagle Materials, Inc. 6,924 702
Element Solutions, Inc.(Æ) 68,090 1,208
Forterra , Inc.(Æ) 20,338 350
Fortuna Silver Mines, Inc.(Æ) 17,647 145
Haynes International, Inc. 8,796 210
Hecla Mining Co. 17,008 110
Huntsman Corp.(Û) 15,389 387
Ingevity Corp.(Æ) 9,391 711
Installed Building Products, Inc.(Æ) 1,479 151
Insteel Industries, Inc. 30,875 688
Interface, Inc. Class A 6,429 68
Koppers Holdings, Inc.(Æ) 31,757 990
Kraton Corp.(Æ)(Ð) 2,140 59
Kronos Worldwide, Inc. 15,369 229
Landec Corp.(Æ) 34,359 373
LB Foster Co. Class A(Æ) 372 6
LiqTech International, Inc.(Æ)(Ñ) 109,618 877
Louisiana-Pacific Corp. 14,743 548

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Masonite International Corp.(Æ)(Û) 2,735 269
Matthews International Corp. Class A 7,154 210
Mosaic Co. (The) 15,328 353
MRC Global, Inc.(Æ) 9,428 63
Mueller Industries, Inc. 4,420 155
Neenah Paper, Inc. 4,085 226
Novagold Resources, Inc.(Æ) 4,401 43
O-I Glass, Inc. Class I 27,936 332
Olympic Steel, Inc. 767 10
Omega Flex, Inc. 5,231 764
Orion Engineered Carbons SA 14,775 253
Patrick Industries, Inc. 1,627 111
Quaker Chemical Corp.(Ñ) 1,027 260
RBC Bearings, Inc.(Æ) 950 170
Resideo Technologies, Inc.(Æ) 3,020 64
Ryerson Holding Corp.(Æ) 1,591 22
Schnitzer Steel Industries, Inc. Class A 4,931 157
Schweitzer-Mauduit International, Inc. 9,573 385
Simpson Manufacturing Co., Inc. 1,455 136
SiteOne Landscape Supply, Inc.(Æ) 2,351 373
Stepan Co.(Û) 2,140 255
Summit Materials, Inc. Class A(Æ) 11,208 225
TimkenSteel Corp.(Æ) 4,745 22
Trinseo SA 2,996 153
Tronox Holdings PLC Class A 46,397 678
UFP Industries, Inc.(Æ) 2,434 135
Unifi, Inc.(Æ)(Ð) 2,646 47
Univar Solutions, Inc. - ADR(Æ) 4,518 86
Universal Stainless & Alloy Products, Inc.(Æ) 25,145 188
Valvoline, Inc. 45,664 1,057
Venator Materials PLC(Æ) 85,905 284
Veritiv Corp.(Æ) 837 17
Verso Corp. Class A 837 10
Worthington Industries, Inc. 1,994 102
WR Grace & Co. 2,716 149
20,089
Producer Durables - 14.2%
ABM Industries, Inc. 3,913 149
ACCO Brands Corp.(Ð) 6,284 53
Adient PLC(Æ)(Ð) 4,355 151
Aegion Corp. Class A(Æ) 8,861 168
AGCO Corp.(Û) 3,954 408
Air Transport Services Group, Inc.(Æ) 3,030 95
Alaska Air Group, Inc. 1,606 84
Albany International Corp. Class A 2,080 153
Allegiant Travel Co. Class A 761 144
Allied Motion Technologies, Inc. 19,987 1,021
Alta Equipment Group, Inc.(Æ)(Ñ) 47,535 470
Applied Industrial Technologies, Inc. 1,942 151
ArcBest Corp. 4,382 187
Arcosa , Inc. 14,617 803
Ardmore Shipping Corp. 57,015 186
Argan , Inc. 7,672 341
ASGN, Inc.(Æ) 2,492 208
Astronics Corp.(Æ) 3,741 49
Atlas Air Worldwide Holdings, Inc.(Æ) 1,592 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Barnes Group, Inc. 1,439 73
Barrett Business Services, Inc. 772 53
Brink's Co. (The) 11,925 859
CAI International, Inc.(Ð) 1,101 34
Chart Industries, Inc.(Æ) 1,888 222
Clean Harbors, Inc.(Æ) 2,308 176
Colfax Corp.(Æ) 4,740 181
Commercial Vehicle Group, Inc.(Æ) 2,453 21
Covenant Transportation Group, Inc. Class
A(Æ) 7,551 112
CRA International, Inc. 15,880 809
CyberOptics Corp.(Æ) 815 18
Darling Ingredients, Inc.(Æ) 2,674 154
Diamond S Shipping, Inc.(Æ) 967 6
Dorian LPG, Ltd.(Æ) 2,949 36
DXP Enterprises, Inc.(Æ) 1,094 24
Dycom Industries, Inc.(Æ) 1,290 97
Echo Global Logistics, Inc.(Æ) 12,831 344
EMCOR Group, Inc.(Û) 4,488 410
Energy Recovery, Inc.(Æ)(Ð) 656 9
EnerSys 1,485 123
Euronav NV 9,992 80
Evo Payments, Inc. Class A(Æ) 14,136 382
Exponent, Inc. 1,792 161
Franklin Electric Co., Inc. 2,438 169
frontdoor , Inc.(Æ)(Û) 15,575 782
Gates Industrial Corp. PLC(Æ) 12,134 155
Genasys , Inc.(Æ) 47,310 308
GP Strategies Corp.(Æ) 14,041 167
Great Lakes Dredge & Dock Corp.(Æ) 12,887 170
Greenbrier Cos., Inc. 3,590 131
Harsco Corp.(Æ) 25,018 450
Heidrick & Struggles International, Inc. 11,999 353
Herman Miller, Inc. 3,560 120
Hertz Global Holdings, Inc. Class W(Æ) 4,193 278
HNI Corp. 4,751 164
Howmet Aerospace, Inc. 1,234 35
Hub Group, Inc. Class A(Æ) 2,580 147
Hyster -Yale Materials Handling, Inc. 600 36
ICF International, Inc. 3,701 275
Insperity , Inc.(Û) 3,298 269
International Seaways, Inc. 7,838 128
JetBlue Airways Corp.(Æ) 28,106 409
John Bean Technologies Corp. 823 94
KBR, Inc. 16,579 513
Kennametal, Inc. 5,785 210
Kforce , Inc. 1,330 56
Kimball International, Inc. Class B 19,055 228
Knight-Swift Transportation Holdings, Inc.
(Æ) 4,059 170
Knoll, Inc. 10,202 150
Korn Ferry 7,441 324
Kratos Defense & Security Solutions, Inc.(Æ) 13,013 357
LCI Industries 1,070 139
Liquidity Services, Inc.(Æ) 3,639 58
Lydall , Inc.(Æ)(Ð) 1,673 50
Magnite , Inc.(Æ)(Ñ) 93,512 2,872

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Manitowoc Co., Inc. (The)(Æ) 4,465 59
ManpowerGroup , Inc.(Û) 3,614 326
Marten Transport, Ltd. 11,614 200
MasTec , Inc.(Æ) 11,855 808
MAXIMUS, Inc. 5,253 384
Mesa Laboratories, Inc. 4,666 1,338
Mitek Systems, Inc.(Æ) 1,023 18
Modine Manufacturing Co.(Æ) 4,674 59
MYR Group, Inc.(Æ)(Ð) 1,410 85
Orion Group Holdings, Inc.(Æ) 29,108 144
OSI Systems, Inc.(Æ) 819 76
Park-Ohio Holdings Corp. 279 9
Paya Holdings, Inc. Class A(Æ)(Ñ) 9,766 133
Pitney Bowes, Inc.(Û) 18,897 116
Powell Industries, Inc. 1,184 35
Preformed Line Products Co. 1,575 108
Primoris Services Corp. 7,765 214
Proto Labs, Inc.(Æ) 1,326 203
Radiant Logistics, Inc.(Æ) 54,134 314
Ranpak Holdings Corp.(Æ) 51,470 692
Repay Holdings Corp.(Æ) 8,297 226
Rexnord Corp. 3,739 148
Ryder System, Inc.(Ð) 3,014 186
Saia, Inc.(Æ) 2,209 399
SHYFT Group, Inc. (The)(Æ) 14,512 412
SkyWest, Inc. 3,335 134
Smith & Wesson Brands, Inc.(Æ) 9,291 165
Spirit AeroSystems , Inc. Class A 2,270 89
Spirit Airlines, Inc.(Æ) 3,679 90
SPX FLOW, Inc.(Æ) 2,399 139
Standex International Corp. 1,566 121
StealthGas , Inc.(Æ) 61,469 144
Steelcase, Inc. Class A 25,887 351
Team, Inc.(Æ) 2,125 23
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 30,444 335
Terex Corp. 4,893 171
Tetra Tech, Inc. 2,012 233
Textainer Group Holdings, Ltd.(Æ)(Ð) 3,006 58
Titan International, Inc.(Æ)(Ð) 1,587 8
TopBuild Corp.(Æ) 2,343 431
TreeHouse Foods, Inc.(Æ) 18,423 783
TriNet Group, Inc.(Æ)(Û) 4,721 381
Triumph Group, Inc. 7,182 90
TrueBlue , Inc.(Æ) 9,965 186
Tutor Perini Corp.(Æ) 44,581 578
Ultralife Corp.(Æ) 23,935 155
UniFirst Corp. 621 131
Universal Truckload Services, Inc. 22,855 471
US Xpress Enterprises, Inc. Class A(Æ) 21,231 145
USA Truck, Inc.(Æ) 29,319 262
Vectrus , Inc.(Æ) 6,244 310
Vishay Precision Group, Inc.(Æ) 5,125 161
Watts Water Technologies, Inc. Class A 1,452 177
Werner Enterprises, Inc. 2,525 99
WESCO International, Inc.(Æ)(Ð) 4,236 333
Whole Earth Brands, Inc.(Æ) 15,740 172
WNS Holdings, Ltd. - ADR(Æ) 6,290 453
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xerox Holdings Corp.(Ð) 12,223 283
XPO Logistics, Inc.(Æ) 1,321 157
33,570
Technology - 15.1%
A10 Networks, Inc.(Æ) 7,953 78
ADTRAN, Inc. 5,861 87
Agilysys , Inc.(Æ) 5,617 216
Alarm.com Holdings, Inc.(Æ) 1,264 131
Alpha & Omega Semiconductor, Ltd.(Æ) 14,277 338
Ambarella , Inc.(Æ) 2,706 248
American Software, Inc. Class A 50,053 859
Amkor Technology, Inc. 8,122 122
Amtech Systems, Inc.(Æ) 19,248 123
APi Group Corp.(Æ)(Þ) 54,581 991
Appfolio , Inc. Class A(Æ) 1,109 200
Appian Corp.(Æ)(Ñ) 1,556 252
Arlo Technologies, Inc.(Æ) 11,845 92
Arrow Electronics, Inc.(Æ)(Û) 4,039 393
Asure Software, Inc.(Æ) 3,613 26
Avaya Holdings Corp.(Æ)(Ð) 9,577 183
Avid Technology, Inc.(Æ)(Ð) 3,907 62
Avnet, Inc. 5,432 191
Axcelis Technologies, Inc.(Æ) 15,538 453
AXT, Inc.(Æ) 15,343 147
Bandwidth, Inc. Class A(Æ) 2,416 371
Bel Fuse, Inc. Class B 1,902 29
Benchmark Electronics, Inc.(Û) 22,112 597
Benefitfocus , Inc.(Æ) 2,566 37
Blackline, Inc.(Æ) 921 123
Box, Inc. Class A(Æ)(Û) 23,633 427
Brightcove , Inc.(Æ) 2,719 50
CalAmp Corp.(Æ) 2,538 25
Casa Systems, Inc.(Æ) 3,851 24
Cerence , Inc.(Æ) 1,974 198
Ceridian HCM Holding, Inc.(Æ)(Û) 3,613 385
Ciena Corp.(Æ)(Ð) 7,824 413
Cirrus Logic, Inc.(Æ)(Û) 4,357 358
Cloudera, Inc.(Æ) 6,431 89
CMC Materials, Inc.(Æ) 1,480 224
CommScope Holding Co., Inc.(Æ) 16,323 219
CommVault Systems, Inc.(Æ)(Ð) 3,414 189
comScore, Inc.(Æ)(Ð) 8,652 22
Comtech Telecommunications Corp. 2,549 53
Concentrix Corp.(Æ) 4,819 476
Conduent , Inc.(Æ) 9,767 47
Cornerstone OnDemand , Inc.(Æ) 4,481 197
CTS Corp. 2,711 93
Diebold Nixdorf, Inc.(Æ) 29,405 314
Digimarc Corp.(Æ) 3,055 144
Digital Turbine, Inc.(Æ) 2,737 155
Domo, Inc. Class B(Æ) 548 35
Donnelley Financial Solutions, Inc.(Æ) 2,769 47
DSP Group, Inc.(Æ) 13,012 216
DZS, Inc.(Æ) 1,768 27
eGain Corp.(Æ)(Ð) 1,634 19
EMCORE Corp.(Æ)(Û) 3,442 19

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Endava PLC - ADR(Æ) 2,802 215
Extreme Networks, Inc.(Æ) 12,127 84
FireEye, Inc.(Æ)(Û) 17,069 394
Glu Mobile, Inc.(Æ) 9,226 83
Groupon, Inc.(Æ) 1,013 38
Harmonic, Inc.(Æ) 9,223 68
HC2 Holdings, Inc.(Æ) 2,047 7
Ichor Holdings, Ltd.(Æ) 3,837 116
Infinera Corp.(Æ)(Ð) 16,274 171
Inovalon Holdings, Inc. Class A(Æ) 2,450 45
InterDigital , Inc. 1,727 105
Intevac, Inc.(Æ) 279 2
iRobot Corp.(Æ)(Ñ) 1,555 125
Jabil Circuit, Inc.(Û) 8,668 369
Juniper Networks, Inc.(Û) 5,525 124
Kimball Electronics, Inc.(Æ) 28,065 449
Kulicke & Soffa Industries, Inc. 21,769 692
Leaf Group, Ltd.(Æ) 16,387 76
Liberty Latin America, Ltd. Class C(Æ)(Ð) 7,815 87
LiveRamp Holdings, Inc.(Æ) 1,526 112
Magnachip Semiconductor Corp.(Æ) 16,943 229
Maxar Technologies, Inc. 15,430 595
Mercury Systems, Inc.(Æ) 2,985 263
MicroStrategy , Inc. Class A(Æ)(Ð) 1,014 394
Mimecast, Ltd.(Æ) 6,647 378
Model N, Inc.(Æ) 17,670 630
NAPCO Security Technologies, Inc.(Æ) 43,129 1,131
NCR Corp.(Æ) 4,425 166
NeoPhotonics Corp.(Æ) 40,311 366
NetApp, Inc. 734 49
NETGEAR, Inc.(Æ) 7,760 315
NetScout Systems, Inc.(Æ)(Û) 10,038 275
New Relic, Inc.(Æ)(Ð) 2,986 195
nLight , Inc.(Æ) 19,482 636
Novanta , Inc.(Æ) 990 117
Nutanix , Inc. Class A(Æ) 6,840 218
OneSpan , Inc.(Æ) 48,094 995
Ooma , Inc.(Æ) 13,894 200
PDF Solutions, Inc.(Æ) 43,470 939
Pegasystems , Inc. 3,360 448
Perspecta , Inc. 13,418 323
Pixelworks , Inc.(Æ) 38,328 108
Plantronics, Inc.(Ð) 3,558 96
PlayAGS , Inc.(Æ) 34,637 249
Pure Storage, Inc. Class A(Æ)(Û) 25,071 567
QAD, Inc. Class A 17,606 1,112
Qualys , Inc.(Æ)(Ñ) 2,375 289
Quantum Corp.(Æ) 1,829 11
RADCOM, Ltd.(Æ) 20,978 230
Rambus, Inc.(Æ) 10,738 187
Rapid7, Inc.(Æ) 5,275 476
Ribbon Communications, Inc.(Æ) 11,574 76
Sabre Corp.(Æ) 22,395 269
Sanmina Corp.(Æ) 2,020 64
Sapiens International Corp. NV(Æ) 8,792 269
ScanSource , Inc.(Æ) 3,889 103
Semtech Corp.(Æ) 3,264 235
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Silicon Laboratories, Inc.(Æ) 1,950 248
Silicon Motion Technology Corp. - ADR 3,812 184
Simulations Plus, Inc. 21,851 1,572
SiTime Corp.(Æ) 1,549 173
Sonos , Inc.(Æ) 12,507 293
SPS Commerce, Inc.(Æ) 795 86
Super Micro Computer, Inc.(Æ) 3,700 117
SVMK, Inc.(Æ) 2,866 73
Synaptics , Inc.(Æ)(Û) 2,736 264
Synchronoss Technologies, Inc.(Æ) 4,000 19
Tenable Holdings, Inc.(Æ) 2,660 139
Teradata Corp.(Æ) 6,160 138
TrueCar , Inc.(Æ) 20,932 88
Unisys Corp.(Æ) 76,789 1,511
Upwork , Inc.(Æ) 10,801 373
Varonis Systems, Inc.(Æ) 1,662 272
Veeco Instruments, Inc.(Æ) 6,977 121
Verint Systems, Inc.(Æ)(Ð) 3,028 203
Vishay Intertechnology , Inc. 3,527 73
Vocera Communications, Inc.(Æ)(Ð) 2,437 101
Workiva , Inc.(Æ) 8,294 760
Xperi Holding Corp.(Ð) 5,819 122
Yelp, Inc. Class A(Æ) 10,751 351
Zix Corp.(Æ) 124,193 1,072
35,732
Utilities - 3.4%
Allete , Inc. 4,343 269
American States Water Co. 1,064 85
ATN International, Inc.(Æ) 1,615 67
Avista Corp. 6,893 277
Black Hills Corp. 2,916 179
Boingo Wireless, Inc.(Æ) 16,796 214
Bonanza Creek Energy, Inc.(Æ) 1,659 32
Brigham Minerals, Inc. Class A 50,170 551
Brookfield Renewable Corp. Class A 6,664 388
Cogent Communications Holdings, Inc. 4,503 269
Earthstone Energy, Inc. Class A(Æ) 86,373 460
Gogo , Inc.(Æ)(Ñ) 22,336 215
Iridium Communications, Inc.(Æ) 3,094 122
Kosmos Energy, Ltd.(Æ) 31,182 73
MDU Resources Group, Inc. 61,124 1,610
New Fortress Energy LLC 5,893 316
New Jersey Resources Corp. 20,478 728
Northern Oil and Gas, Inc.(Æ)(Ñ) 12,912 113
NorthWestern Corp. 2,014 117
NRG Energy, Inc.(Ð) 1,836 69
ONE Gas, Inc. 2,163 166
Plains GP Holdings, LP Class A(Æ) 6,748 57
PNM Resources, Inc. 3,288 160
Portland General Electric Co.(Û) 8,270 354
RGC Resources, Inc. 7,157 170
South Jersey Industries, Inc. 31,217 673
Southwest Gas Holdings, Inc. 1,704 104
Spire, Inc. 2,213 142
Unitil Corp. 1,712 76

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vonage Holdings Corp.(Æ) 5,604 72
8,128
Total Common Stocks
(cost $177,890) 235,508
Short-Term Investments - 4.5%
U.S. Cash Management Fund(@) 10,682,728 (∞) 10,681
Total Short-Term Investments
(cost $10,681) 10,681
Other Securities - 5.6%
U.S. Cash Collateral Fund(@)(×) 13,171,412 (∞)
13,171
Total Other Securities
(cost $13,171) 13,171
Total Investments - 109.8%
(identified cost $201,742) 259,360
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.8)%
Aspen Group, Inc.(Æ) (1,081) (12)
Caesars Entertainment, Inc.(Æ) (2,345) (174)
Callaway Golf Co. (6,029) (145)
CarParts.com, Inc.(Æ) (1,678) (21)
Cinemark Holdings, Inc. (3,549) (62)
Dave & Buster's Entertainment, Inc. (2,039) (61)
Designer Brands, Inc. Class A (6,137) (47)
Dorman Products, Inc.(Æ) (1,217) (106)
Duluth Holdings, Inc. Class B(Æ) (1,485) (16)
Fortune Brands Home & Security, Inc. (78) (7)
Fox Factory Holding Corp.(Æ) (1,434) (151)
Gaia, Inc.(Æ) (1,963) (19)
Gannett Co., Inc.(Æ) (19,461) (65)
Gentex Corp. (4,890) (166)
GrowGeneration Corp.(Æ) (861) (35)
Guess?, Inc. (5,066) (114)
Levi Strauss & Co. Class A (1,389) (28)
Lindblad Expeditions Holdings, Inc.(Æ) (2,261) (39)
Marine Products Corp. (903) (13)
Monro Muffler Brake, Inc. (1,856) (99)
Nordstrom, Inc. (4,756) (148)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (316) (26)
Party City Holdco, Inc.(Æ) (1,931) (12)
PriceSmart , Inc. (945) (86)
SEACOR Marine Holdings, Inc.(Æ) (2,160) (6)
Stitch Fix, Inc. Class A(Æ) (2,125) (125)
Transcat , Inc.(Æ) (221) (8)
XPEL, Inc.(Æ) (862) (44)
(1,835)
Consumer Staples - (0.1)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Vision Holdings, Inc.(Æ) (503) (23)
Nu Skin Enterprises, Inc. Class A (1,495) (81)
OptimizeRx Corp.(Æ) (1,822) (57)
(161)
Energy - (0.2)%
Ameresco , Inc. Class A(Æ) (1,184) (62)
Antero Resources Corp.(Æ) (8,668) (47)
Archrock , Inc.(Æ) (4,602) (40)
ChampionX Corp.(Æ) (7,665) (117)
FuelCell Energy, Inc.(Æ) (3,043) (34)
Liberty Oilfield Services, Inc. Class A (3,928) (40)
Renewable Energy Group, Inc.(Æ) (152) (11)
RPC, Inc.(Æ) (2,700) (9)
Solaris Oilfield Infrastructure, Inc. Class A (4,687) (38)
Southwestern Energy Co.(Æ) (4,327) (13)
(411)
Financial Services - (0.9)%
Annaly Capital Management, Inc.(ö) (10,232) (86)
Apollo Commercial Real Estate Finance,
Inc.(ö) (15,385) (172)
Arbor Realty Trust, Inc.(ö) (9,863) (140)
Ares Management Corp. Class A (997) (47)
BRP Group, Inc. Class A(Æ) (1,558) (47)
Colony Credit Real Estate, Inc.(ö) (4,405) (33)
Dynex Capital, Inc.(ö) (4,164) (74)
Ellington Residential Mortgage(ö) (2,121) (28)
Emerald Holding, Inc. (6,723) (36)
Franchise Group, Inc.(Æ) (754) (23)
GoHealth , Inc. Class A(Æ) (1,017) (14)
Granite Point Mortgage Trust, Inc.(ö) (16,402) (164)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (3,030) (192)
Ladder Capital Corp. Class A(ö) (8,850) (87)
MBIA, Inc.(Æ) (1,895) (12)
Moelis & Co. Class A (2,994) (140)
New Residential Investment Corp.(ö) (7,032) (70)
New York Mortgage Trust, Inc.(ö) (49,257) (182)
PennyMac Mortgage Investment Trust(ö) (8,285) (146)
Ready Capital Corp.(Æ) (9,069) (113)
Redwood Trust, Inc.(ö) (3,053) (27)
TPG RE Finance Trust, Inc.(ö) (8,209) (87)
Two Harbors Investment Corp.(ö) (33,635) (214)
Victory Capital Holdings, Inc. Class A (948) (23)
Western Asset Mortgage Capital Corp.(ö) (13,868) (45)
WisdomTree Investments, Inc. (8,082) (43)
(2,245)
Health Care - (0.9)%
Addus HomeCare Corp.(Æ) (565) (66)
ADMA Biologics, Inc.(Æ) (13,566) (26)
Arcus Biosciences, Inc.(Æ) (261) (7)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arena Pharmaceuticals, Inc.(Æ) (2,574) (198)
Axonics Modulation Technologies, Inc.(Æ) (379) (19)
Berkeley Lights, Inc.(Æ) (135) (12)
BioCryst Pharmaceuticals, Inc.(Æ) (7,317) (55)
CareDx , Inc.(Æ) (379) (27)
CASI Pharmaceuticals, Inc.(Æ) (664) (2)
Denali Therapeutics, Inc.(Æ) (912) (76)
Dynavax Technologies Corp.(Æ) (1,540) (7)
Exagen , Inc.(Æ) (661) (9)
Fate Therapeutics, Inc.(Æ) (1,109) (101)
Geron Corp.(Æ) (12,435) (20)
HealthEquity , Inc.(Æ) (2,662) (186)
Immunic , Inc.(Æ) (553) (8)
Intra-Cellular Therapies, Inc. Class A(Æ) (1,939) (62)
Invitae Corp.(Æ) (1,521) (64)
iRhythm Technologies, Inc.(Æ) (658) (156)
Kadmon Holdings, Inc.(Æ) (6,548) (27)
Kala Pharmaceuticals, Inc.(Æ) (1,464) (10)
Kodiak Sciences, Inc.(Æ) (115) (17)
MannKind Corp.(Æ) (5,908) (18)
MediciNova , Inc.(Æ) (3,604) (19)
Mersana Therapeutics, Inc.(Æ) (500) (13)
Mirum Pharmaceuticals, Inc.(Æ) (747) (13)
Misonix , Inc.(Æ) (635) (8)
NeoGenomics , Inc.(Æ) (3,651) (197)
Ocular Therapeutix , Inc.(Æ) (1,564) (32)
OncoCyte Corp.(Æ) (5,675) (13)
OrthoPediatrics Corp.(Æ) (657) (27)
Phathom Pharmaceuticals, Inc.(Æ) (673) (22)
Premier, Inc. Class A (2,750) (97)
Quanterix Corp.(Æ) (1,136) (53)
Repligen Corp.(Æ) (1,162) (223)
Replimune Group, Inc.(Æ) (796) (30)
Rigel Pharmaceuticals, Inc.(Æ) (8,560) (30)
Sangamo BioSciences , Inc.(Æ) (521) (8)
Seres Therapeutics, Inc.(Æ) (2,063) (50)
Sientra , Inc.(Æ) (3,257) (13)
Surgalign Holdings, Inc.(Æ) (7,744) (17)
Tabula Rasa HealthCare, Inc.(Æ) (1,347) (58)
Veracyte , Inc.(Æ) (2,247) (110)
(2,206)
Materials and Processing - (0.3)%
AAON, Inc. (1,804) (120)
Cleveland-Cliffs, Inc.(Æ) (7,765) (113)
Compass Minerals International, Inc. (420) (26)
Cornerstone Building Brands, Inc.(Æ) (4,217) (39)
Livent Corp.(Æ) (2,276) (43)
NN, Inc.(Æ) (4,518) (30)
Quaker Chemical Corp. (896) (227)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Uranium Energy Corp.(Æ) (15,640) (27)
(625)
Producer Durables - (0.4)%
Altra Industrial Motion Corp. (2,788) (154)
Aqua Metals, Inc.(Æ) (6,077) (18)
Badger Meter, Inc. (1,457) (137)
Coda Octopus Group, Inc.(Æ) (250) (2)
Concrete Pumping Holdings, Inc.(Æ) (2,561) (10)
Fluor Corp. (5,087) (81)
Genasys , Inc.(Æ) (4,685) (30)
Granite Construction, Inc. (2,275) (61)
Iteris , Inc.(Æ) (3,522) (20)
Mesa Laboratories, Inc. (236) (68)
NV5 Global, Inc.(Æ) (913) (72)
Ranpak Holdings Corp.(Æ) (3,300) (44)
Repay Holdings Corp.(Æ) (2,827) (77)
Sharps Compliance Corp.(Æ) (2,191) (21)
SharpSpring , Inc.(Æ) (781) (13)
Toro Co. (The) (1,459) (138)
(946)
Technology - (0.9)%
Appfolio , Inc. Class A(Æ) (908) (163)
Black Knight, Inc.(Æ) (776) (69)
Brooks Automation, Inc. (2,558) (174)
Clearfield, Inc.(Æ) (1,284) (32)
Cognex Corp. (2,508) (201)
Covetrus , Inc.(Æ) (2,981) (86)
Cree, Inc.(Æ) (153) (16)
Envestnet , Inc.(Æ) (2,093) (172)
Eventbrite, Inc. Class A(Æ) (2,681) (49)
II-VI, Inc.(Æ) (3,543) (269)
Immersion Corp.(Æ) (8,725) (99)
IPG Photonics Corp.(Æ) (149) (33)
NAPCO Security Technologies, Inc.(Æ) (1,520) (40)
Onto Innovation, Inc.(Æ) (4,080) (194)
PAR Technology Corp.(Æ) (798) (50)
Powerfleet , Inc.(Æ) (2,316) (17)
Q2 Holdings, Inc.(Æ) (1,839) (233)
Sabre Corp.(Æ) (12,543) (151)
Upland Software, Inc.(Æ) (711) (33)
(2,081)
Utilities - (0.0)%
Antero Midstream Corp. (1,710) (13)
Earthstone Energy, Inc. Class A(Æ) (2,038) (11)
Laredo Petroleum, Inc.(Æ) (2,121) (42)
New Fortress Energy LLC (841) (45)
Penn Virginia Corp.(Æ) (3,616) (37)
(148)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Securities Sold Short
(proceeds $7,851) (10,658)
Other Assets and Liabilities, Net
- (5.3)%
(12,438)
Net Assets - 100.0%
236,264

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.4%
APi Group Corp. 04/08/20 54,581 10.05 548
991
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
991
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 108 USD 10,664 03/21
241
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
241
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 34,329 $ — $ —
$ —
$ 34,329 14.5
Consumer Staples 6,165 — —
—
6,165 2.6
Energy 7,221 — —
—
7,221 3.1
Financial Services 49,288 — —
—
49,288 20.9
Health Care 40,981 — 5
—
40,986 17.4
Materials and Processing 20,089 — —
—
20,089 8.5
Producer Durables 33,570 — —
—
33,570 14.2
Technology 35,732 — —
—
35,732 15.1
Utilities 8,128 — —
—
8,128 3.4
Short-Term Investments — — —
10,681
10,681 4.5
Other Securities — — —
13,171
13,171 5.6
Total Investments 235,503 — 5 23,852 259,360 109.8
Securities Sold Short
**
(10,658) — — — (10,658) (4.5)
Other Assets and Liabilities, Net (5.3)
100.0
Other Financial Instruments
Assets
Futures Contracts 241 — — — 241 0.1
Total Other Financial Instruments
*
$ 241 $ — $ — $ — $ 241

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2020, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 241
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,239
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 144
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 12,751 $ — $ 12,751
Total Financial and Derivative Assets
12,751 — 12,751
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 12,751 $ — $ 12,751
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,532 $ — $ 1,532 $ —
Barclays
720 — 720 —
Citigroup
907 — 907 —
Credit Suisse
1,412 — 1,412 —
HSBC
1,966 — 1,966 —
Morgan Stanley
669 — 669 —
National Bank of Canada
4,019 — 4,019 —
Wells Fargo
1,526 — 1,526 —
Total
$ 12,751 $ — $ 12,751 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 43
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 10,658 $ — $ 10,658
Total Financial and Derivative Liabilities
10,658 — 10,658
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,658 $ — $ 10,658
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 10,658 $ — $ 10,658 $ —
Total
$ 10,658 $ — $ 10,658 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 201,74 2
Investments, at fair value(*)(>) ......................................................................................................................................................
259,36 0
Receivables:
Dividends and interest ....................................................................................................................................................... 137
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 1,353
Fund shares sold ................................................................................................................................................................ 1
From broker(a) ................................................................................................................................................................... 398
Variation margin on futures contracts ................................................................................................................................. 241
Total assets .................................................................................................................................................
261, 491
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 1
Investments purchased ...................................................................................................................................................... 934
Fund shares redeemed ....................................................................................................................................................... 115
Accrued fees to affiliates .................................................................................................................................................... 189
Other accrued expenses ..................................................................................................................................................... 159
Securities sold short, at fair value(‡) .............................................................................................................................................. 10,6 58
Payable upon return of securities loaned ....................................................................................................................................... 13,171
Total liabilities .............................................................................................................................................
25,2 27
Net Assets ............................................................................................................................................................
$ 236,264

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 45
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 45,23 3
Shares of beneficial interest ...........................................................................................................................................................
150
Additional paid-in capital ..............................................................................................................................................................
190,88 1
Net Assets ............................................................................................................................................................
$ 236,264
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 15.75
Net assets ............................................................................................................................................................................... $ 236,263,554
Shares outstanding ($.01 par value) ....................................................................................................................................... 15,005,144
Amounts in thousands
(*)     Securities on loan included in investments $ 12,751
(‡)     Proceeds on securities sold short $ 7,85 1
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 23,852
(a)     Receivable from Broker for Futures $ 398
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2,512
Dividends from affiliated funds ......................................................................................................................................... 47
Securities lending income (net) ......................................................................................................................................... 106
Total investment income ...............................................................................................................................................................
2,665
Expenses
Advisory fees .................................................................................................................................................................... 1,747
Administrative fees ........................................................................................................................................................... 97
Custodian fees ................................................................................................................................................................... 136
Transfer agent fees ............................................................................................................................................................ 9
Professional fees ............................................................................................................................................................... 84
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 32
Dividends from securities sold short ................................................................................................................................. 231
Interest expense paid on securities sold short ................................................................................................................... 65
Miscellaneous ................................................................................................................................................................... 15
Total expenses ...............................................................................................................................................................................
2,426
Net investment income (loss) ........................................................................................................................................................
239
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (11,172)
Futures contracts .............................................................................................................................................................. 5,239
Securities sold short .......................................................................................................................................................... 386
Net realized gain (loss) ..................................................................................................................................................................
(5,547)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 33,73 0
Futures contracts .............................................................................................................................................................. 144
Securities sold short .......................................................................................................................................................... (2,3 17 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... 31,55 7
Net realized and unrealized gain (loss) ......................................................................................................................................... 26,0 10
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 26,24 9

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 47
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 239 $ 762
Net realized gain (loss) ...................................................................................................................... (5,547) 13,677
Net change in unrealized appreciation (depreciation) ....................................................................... 31,55 7 31,510
Net increase (decrease) in net assets from operations ............................................................................. 26,24 9 45,949
Distributions
To shareholders ................................................................................................................................. (5,017) (4,653)
Net decrease in net assets from distributions .......................................................................................... (5,017) (4,653)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (12,86 7 ) (17,887)
Total Net Increase (Decrease) in Net Assets ..........................................................................
8,365 23,409
Net Assets
Beginning of period .................................................................................................................................
227,899 204,490
End of period ..........................................................................................................................................
$ 236,264 $ 227,899
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 963 $ 10,350 579 $ 7,812
Proceeds from reinvestment of distributions 367 5,01 7 326 4,653
Payments for shares redeemed (2,267) (28,23 4 ) (2,208) (30,352)
Total increase (decrease)
(937) $ (12,86 7 ) (1,303) $ (17,887)

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31) —
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22) —
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59) —
December 31, 2017 15.21 .03 2.33 2.36 (.03) (1.14) —
December 31, 2016 12.93 .10 2.30 2.40 (.10) (.01) (.01)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 49
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80
(1.17) 16.40 15.48 254,854 1.03 1.03 .17 135
(.12) 15.21 18.66 228,715 1.03 1.03 .76 106

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 U.S, Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 176,495
Administration fees 9,805
Transfer agent fees 863
Trustee fees 1,802
$ 188,965
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,457 $ 91,394 $ 89,170 $ — $ — $ 10,681 $ 47 $ —
U.S. Cash Collateral Fund 15,524 69,993 72,346 — — 13,171 106 —
$ 23,981 $ 161,387 $ 161,516 $ — $ — $ 23,852 $ 153 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 201,896,124 $ 54,596,919 $ (7,791,122) $ 46,805,797 $ 536,508 $ (2,109,113)
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 130,062 $ 4,887,295 $ — $ 1,244,022 $ 3,409,094 $ —

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
International Developed Markets Fund 51
International Developed Markets Fund
Total
Return
1 Year 5 .08%
5 Years 6 .50%§
10 Years 5 .10%§
MSCI World ex USA Index (Net) **
Total
Return
1 Year 7 .59%
5 Years 7 .64%§
10 Years 5 .19%§
International Developed Markets Linked Benchmark ***
Total
Return
1 Year 7 .59%
5 Years 7 .68%§
10 Years 5 .36%§

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
52 International Developed Markets Fund
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the
Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2020, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund gained
5.08%. This is compared to the Fund’s benchmark, the MSCI
World ex USA Index (Net), which gained 7.59% during the same period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Foreign Large Blend Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 8.39%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were positive over the period. Asia-
Pacific ex Japan recorded the strongest gains, while Europe and the United Kingdom underperformed relative to other non-U.S.
developed markets.
In terms of sector performance within the Fund’s benchmark over the fiscal year, information technology led, with materials also contributing positively to performance. Real estate and energy posted the weakest gains among sectors and the financial sector recorded a loss over the period.
In terms of factor performance, value and low volatility factors were the worst performing factors over the period, while growth and momentum were rewarded.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the one-year period ended December 31, 2020. A tilt to value was a headwind.
Sector allocation detracted, mainly due to overweights to energy and financials. Overweights to Europe ex UK and emerging
markets were additive. Stock selection detracted over the period, particularly within the financial, communication services and consumer discretionary sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Wellington
Management Company LLC (“Wellington”) was the top performer
during the period. Wellington’s tilt to smaller quality names was a tailwind. Overweights to information technology and
consumer discretionary were additive. Effective stock selection in communication services also contributed positively.
Pzena Investment Management, LLC was the weakest performer as the money manager’s value strategy continued to face headwinds.
Overweights to energy and financials, as well as ineffective selection within these sectors, detracted. The money manager’s overweight to the United Kingdom also hurt performance.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning across multiple factors and sectors. The strategy uses the output from a quantitative model to purchase a stock portfolio expressing these views. The positioning strategy’s benchmark-relative performance was negative for the period, as the strategy’s overweight to value detracted. However, a tilt to quality names offset some of the losses.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy detracted during the fiscal year.
During the period, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
International Developed Markets Fund 53
There were no changes to the Fund’s structure or the money
manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2020 Styles
Intermede Investment Partners Limited and
Intermede Global Partners, Inc. Growth
Pzena Investment Management, LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on January 1, 2011.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the Russell
Developed ex US Large Cap Index (net of tax on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI
World ex USA Index (net of tax on dividends from foreign holdings) thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
54 International Developed Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,247.00 $ 1,019 .86
Expenses Paid During Period* $ 5 .93 $ 5 .33
* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.6%
Argentina - 0.0%
YPF SA - ADR(Æ) 34,203 161
Australia - 1.5%
AGL Energy, Ltd. 33,334 307
Alumina, Ltd. 61,212 87
Australia & New Zealand Banking
Group, Ltd. - ADR 14,428 253
BHP Group PLC 8,993 237
BHP Group, Ltd. - ADR 2,672 87
BlueScope Steel, Ltd. 12,890 174
Commonwealth Bank of Australia - ADR 15,110 958
Crown Resorts, Ltd. 8,918 66
CSL, Ltd. 1,955 427
Dexus Property Group(Æ)(ö) 13,721 100
Fortescue Metals Group, Ltd. 26,460 478
GPT Group (The)(ö) 35,203 122
Insurance Australia Group, Ltd.(Æ) 56,379 205
Medibank Pvt , Ltd. 23,555 55
National Australia Bank, Ltd. - ADR 14,149 247
Rio Tinto PLC 17,005 1,271
Rio Tinto, Ltd. - ADR 3,833 337
Sonic Healthcare, Ltd. 7,857 195
South32, Ltd. Class B 95,224 182
Suncorp Group, Ltd.(Æ) 17,531 132
Westpac Banking Corp. 9,771 146
6,066
Austria - 0.1%
Erste Group Bank AG 14,921 451
OMV AB 3,926 158
609
Belgium - 0.4%
Ageas SA 14,874 793
KBC Groep NV(Æ) 8,025 562
Solvay SA 1,445 171
1,526
Brazil - 0.6%
Ambev SA 535,600 1,619
Pagseguro Digital, Ltd. Class A(Æ) 12,772 726
2,345
Canada - 4.5%
Alimentation Couche-Tard, Inc. Class B 5,311 181
ARC Resources, Ltd. 28,974 137
Bank of Montreal 3,717 283
Bank of Nova Scotia (The) 4,464 241
Barrick Gold Corp. 36,813 839
BCE, Inc. 7,410 317
CAE, Inc. 93,361 2,586
Cameco Corp. Class A 17,489 234
Canadian Imperial Bank of Commerce 2,599 222
Canadian National Railway Co. 32,349 3,555
Canadian Natural Resources, Ltd. 9,136 220
CGI Group, Inc.(Æ) 2,430 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CI Financial Corp. 22,010 273
Constellation Software, Inc. 167 217
Dollarama , Inc. 16,150 658
Enbridge, Inc. 7,869 252
Great-West Lifeco , Inc. 13,079 312
iA Financial Corp., Inc. 4,032 175
Kinross Gold Corp. 70,742 519
Loblaw Cos., Ltd. 3,911 193
Magna International, Inc. Class A 5,492 389
Manulife Financial Corp. 36,766 654
National Bank of Canada 2,100 118
Open Text Corp. 3,490 159
Pembina Pipeline Corp. 12,401 293
Power Corp. of Canada 6,330 145
Royal Bank of Canada - GDR 10,049 826
Shaw Communications, Inc. Class B 7,916 139
Shopify, Inc. Class A(Æ) 713 807
Sun Life Financial, Inc. 19,859 883
Suncor Energy, Inc. 9,987 168
Topicus.com, Inc.(Æ)(Š) 311 1
Toronto-Dominion Bank (The) 20,957 1,184
Tourmaline Oil Corp. 11,155 150
WSP Global, Inc. 1,496 142
17,665
Cayman Islands - 0.4%
Meituan-Dianping Class B(Æ) 31,200 1,194
Yatsen Holding, Ltd. - ADR(Æ) 18,851 320
1,514
China - 2.9%
Alibaba Group Holding, Ltd. - ADR(Æ) 20,616 4,797
China Mobile, Ltd. 99,000 566
China Telecom Corp., Ltd. Class H 1,816,000 502
China Unicom Hong Kong, Ltd. 988,000 564
Dongfeng Motor Group Co., Ltd. Class H 936,000 1,092
Lenovo Group, Ltd. 1,314,257 1,244
Ping An Insurance Group Co. of China,
Ltd. Class H 66,966 823
Tencent Holdings, Ltd. 23,684 1,730
11,318
Colombia - 0.0%
Millicom International Cellular SA(Æ) 547 22
Denmark - 2.3%
AP Moller - Maersk A/S Class B 1,847 4,118
Coloplast A/S Class B 1,272 194
Danske Bank A/S( Æ) 40,324 669
Drilling Co. of 1972 A/S (The)(Æ) 1,163 37
DSV Panalpina A/S 4,922 824
Genmab A/S(Æ) 823 333
H Lundbeck A/S 1,635 56
Novo Nordisk A/S Class B 31,333 2,191
Novozymes A/S Class B 2,245 129
Pandora A/S 2,520 282

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S 1,025 243
9,076
Finland - 1.3%
Elisa OYJ Class A 4,856 265
Fortum OYJ 7,738 186
Kone OYJ Class B 6,334 514
Neste OYJ 14,398 1,040
Nokia OYJ(Æ) 284,975 1,086
Nokian Renkaat OYJ 2,135 75
Nordea Bank AB 32,159 263
Orion OYJ Class B 1,887 86
Sampo OYJ Class A 11,238 477
Stora Enso OYJ Class R 14,848 284
UPM- Kymmene OYJ 20,318 756
Wartsila OYJ Abp Class B 6,190 62
5,094
France - 9.6%
Accor SA(Æ) 17,496 637
Air Liquide SA Class A 1,244 204
Airbus Group SE(Æ) 8,406 923
Amundi SA(Æ)(Þ) 18,068 1,475
Arkema SA 1,726 197
Atos SE(Æ) 3,906 357
AXA SA 61,304 1,471
BNP Paribas SA(Æ) 29,134 1,537
Bouygues SA - ADR 18,902 778
Capgemini SE 3,935 610
Carrefour SA 12,501 214
Cie de Saint-Gobain SA 43,900 2,013
Cie Generale des Etablissements
Michelin SCA Class B 17,922 2,300
Credit Agricole SA(Æ) 10,441 132
Danone SA 8,666 570
Dassault Aviation SA(Æ) 292 320
Dassault Systemes SA 680 138
Eiffage SA(Æ) 1,933 187
Engie SA(Æ) 78,819 1,207
EssilorLuxottica SA 1,328 207
Hermes International 304 327
L'Oreal SA 4,348 1,652
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,271 2,669
Orange SA - ADR 8,264 98
Peugeot SA(Æ) 8,641 236
Publicis Groupe SA - ADR 35,088 1,749
Renault SA(Æ) 17,615 771
Rexel SA Class H(Æ) 241,001 3,800
Sanofi - ADR 11,880 1,148
Sartorius Stedim Biotech 5,404 1,926
Schneider Electric SE 18,715 2,707
SCOR SE - ADR 26,861 868
Societe Generale SA(Æ) 35,019 730
Total SA 53,293 2,299
Ubisoft Entertainment SA(Æ) 6,320 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Worldline SA(Æ)(Þ) 8,621 834
37,900
Germany - 5.3%
1&1 Drillisch AG 2,043 51
adidas AG(Æ) 10,015 3,645
Allianz SE 2,175 532
BASF SE 35,459 2,799
Bayer AG 5,653 332
Bayerische Motoren Werke
Aktiengesellschaft 2,774 245
Brenntag AG 3,012 233
Ceconomy AG(Æ) 49,527 343
Continental AG 1,212 180
Covestro AG(Þ) 40,921 2,524
Daimler AG 28,755 2,030
Deutsche Boerse AG 1,047 178
Deutsche Post AG 6,317 313
Deutsche Telekom AG 17,158 314
Evonik Industries AG 4,697 153
Fresenius Medical Care AG & Co. 2,614 218
Fresenius SE & Co. KGaA 4,361 202
GEA Group AG 4,183 150
Hannover Rueck SE 2,428 386
HeidelbergCement AG 2,408 180
Infineon Technologies AG - ADR 28,976 1,112
Metro AG 15,401 173
Muenchener Rueckversicherungs-
Gesellschaft AG 2,947 873
Salzgitter AG(Æ) 6,117 162
SAP SE - ADR 3,378 444
Scout24 AG(Þ) 1,967 161
Siemens AG 8,490 1,215
Siemens Energy AG(Æ) 6,040 222
Uniper SE 2,518 87
United Internet AG 5,832 246
Zalando SE(Æ)(Þ) 11,083 1,235
20,938
Hong Kong - 2.4%
AIA Group, Ltd. 256,808 3,164
Bank of East Asia, Ltd. (The) 39,200 84
CK Asset Holdings, Ltd. 134,549 692
CK Hutchison Holdings, Ltd. Class B 19,313 135
CK Infrastructure Holdings, Ltd. 17,000 91
CLP Holdings, Ltd. 28,500 264
Galaxy Entertainment Group, Ltd. 101,000 786
Hang Seng Bank, Ltd. 23,400 404
Henderson Land Development Co., Ltd. 35,200 137
Hong Kong Exchanges & Clearing, Ltd. 4,700 259
Jardine Matheson Holdings, Ltd. 4,800 269
Jardine Strategic Holdings, Ltd. 4,400 109
New World Development Co., Ltd. 33,000 154
Power Assets Holdings, Ltd. 55,000 298
Sino Land Co., Ltd. 87,698 114
Sun Hung Kai Properties, Ltd. 14,500 187
Techtronic Industries Co., Ltd. 164,271 2,352

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WH Group, Ltd.(Þ) 123,000 103
9,602
India - 1.3%
Canara Bank(Æ) 119,258 211
Housing Development Finance Corp.,
Ltd. 110,090 3,883
NTPC, Ltd. 30,955 42
Oil & Natural Gas Corp., Ltd. 218,773 279
Reliance Industries, Ltd. - GDR(Þ) 9,265 507
Zee Entertainment Enterprises, Ltd. 105,298 323
5,245
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 560,300 253
Ireland - 3.7%
Accenture PLC Class A 10,665 2,787
AIB Group PLC 216,609 446
Allegion PLC 22,117 2,574
Aon PLC Class A 10,974 2,318
Bank of Ireland Group PLC(Æ) 133,060 541
CRH PLC 10,234 433
DCC PLC 2,847 202
Flutter Entertainment PLC(Æ) 6,194 1,276
James Hardie Industries PLC(Æ) 14,349 424
Kerry Group PLC Class A 19,033 2,757
Kingspan Group PLC(Æ) 1,837 129
Ryanair Holdings PLC - ADR(Æ) 5,069 557
Smurfit Kappa Group PLC 3,868 180
14,624
Israel - 0.1%
Bank Leumi Le-Israel BM 28,606 169
Israel Discount Bank, Ltd. Class A 28,582 110
279
Italy - 2.0%
Assicurazioni Generali SpA 58,646 1,021
Atlantia SpA (Æ) 10,727 193
BPER Banca(Æ) 154,821 280
Davide Campari-Milano NV(Æ) 65,665 751
Enel SpA 136,626 1,379
ENI SpA - ADR 108,108 1,119
FinecoBank Banca Fineco SpA (Æ) 18,788 307
Intesa Sanpaolo SpA (Æ) 101,603 237
Moncler SpA (Æ) 12,413 759
Saipem SpA 113,516 303
Telecom Italia SpA 184,329 85
UniCredit SpA (Æ) 140,469 1,300
7,734
Japan - 16.9%
Asahi Glass Co., Ltd. 4,100 143
Asahi Kasei Corp. 13,000 134
Astellas Pharma, Inc. 44,200 683
Benesse Holdings, Inc. 3,100 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bridgestone Corp. 17,800 585
Brother Industries, Ltd. 5,800 120
Canon, Inc. 23,500 451
Chiba Bank, Ltd. (The) 14,900 82
Chiyoda Corp.(Æ) 31,000 85
Chubu Electric Power Co., Inc. 9,400 113
Citizen Watch Co., Ltd. 61,500 176
Dai-ichi Life Holdings, Inc. 55,050 836
Daikin Industries, Ltd. 800 178
Daito Trust Construction Co., Ltd. 2,600 243
Daiwa House Industry Co., Ltd. 4,400 131
DeNA Co., Ltd. 23,600 421
Denso Corp. 11,000 655
Eisai Co., Ltd. 12,840 919
ENEOS Holdings, Inc. 28,200 101
Fuji Media Holdings, Inc. 12,900 138
FUJIFILM Holdings Corp. 4,200 222
Fujitsu, Ltd. 3,700 536
Fukuoka Financial Group, Inc. 17,800 319
GMO Payment Gateway, Inc. 3,400 454
Gree , Inc. 55,900 328
Hino Motors, Ltd. 87,800 752
Hitachi Metals, Ltd. 103,400 1,575
Hitachi, Ltd. 4,900 193
Honda Motor Co., Ltd. 140,700 3,930
Hoya Corp. 1,700 235
Iida Group Holdings Co., Ltd. 45,400 918
Inpex Corp. 116,800 631
Isuzu Motors, Ltd. 165,800 1,579
ITOCHU Corp. 13,400 386
Japan Airlines Co., Ltd. 36,600 709
Japan Exchange Group, Inc. 8,300 212
Japan Tobacco, Inc. 25,200 514
JGC Holdings Corp. 54,400 512
Kajima Corp. 9,000 121
Kamigumi Co., Ltd. 14,900 272
KDDI Corp. 28,700 852
Keyence Corp. 5,700 3,208
Kirin Holdings Co., Ltd. 12,800 302
Komatsu, Ltd. 79,400 2,176
Kyocera Corp. 5,600 344
M3, Inc. 2,000 189
Marubeni Corp. 30,500 203
Mitsubishi Chemical Holdings Corp. 24,700 150
Mitsubishi Corp. 8,100 200
Mitsubishi Electric Corp. 52,500 795
Mitsubishi Estate Co., Ltd. 43,200 698
Mitsubishi Gas Chemical Co., Inc. 12,700 292
Mitsubishi Heavy Industries, Ltd. 11,700 359
Mitsubishi Motors Corp. 90,500 191
Mitsubishi UFJ Financial Group, Inc. 304,100 1,347
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 31,600 152
Mitsui & Co., Ltd. 61,800 1,134
Mitsui Chemicals, Inc. 5,300 156
MS&AD Insurance Group Holdings, Inc. 18,000 549
Murata Manufacturing Co., Ltd. 11,100 1,000

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NGK Spark Plug Co., Ltd. 8,100 139
Nikon Corp. 47,900 303
Nintendo Co., Ltd. 710 453
Nippon Telegraph & Telephone Corp. 8,206 210
Nippon Television Holdings, Inc. 26,800 292
Nissan Motor Co., Ltd. 123,200 670
Nitori Holdings Co., Ltd. 800 168
Nitto Denko Corp. 8,300 745
Nomura Holdings, Inc. 152,700 808
Nomura Real Estate Holdings, Inc. 4,900 109
Obayashi Corp. 16,300 141
Oji Holdings Corp. 32,600 186
ORIX Corp. 12,900 200
Otsuka Holdings Co., Ltd. 8,400 360
Panasonic Corp. 240,000 2,773
Resona Holdings, Inc. 352,800 1,242
Sekisui Chemical Co., Ltd. 9,200 175
Sekisui House, Ltd. 14,000 285
Shimamura Co., Ltd. 9,000 944
Shin-Etsu Chemical Co., Ltd. 24,235 4,242
SMC Corp. 900 550
Softbank Corp. 15,000 188
SoftBank Group Corp. 9,600 752
Sompo Japan Nipponkoa Holdings, Inc. 3,900 159
Sony Corp. 10,510 1,057
Subaru Corp. 23,600 473
Sumitomo Chemical Co., Ltd. 25,000 101
Sumitomo Corp. 14,200 188
Sumitomo Electric Industries, Ltd. 17,000 226
Sumitomo Heavy Industries, Ltd. 10,300 255
Sumitomo Mitsui Banking Corp. 71,400 2,209
Sumitomo Mitsui Trust Holdings, Inc. 27,300 847
Suzuki Motor Corp. 7,500 348
Sysmex Corp. 1,400 168
T&D Holdings, Inc. 133,200 1,576
Taiheiyo Cement Corp. 3,300 83
Takeda Pharmaceutical Co., Ltd. 34,400 1,247
Teijin, Ltd. 7,000 132
THK Co., Ltd. 21,300 689
Tohoku Electric Power Co., Inc. 12,600 104
Tokio Marine Holdings, Inc. 10,000 518
Tokyo Electron, Ltd. 4,000 1,492
Toppan Printing Co., Ltd. 8,600 121
Toray Industries, Inc. 34,700 206
Tosoh Corp. 7,800 122
Toyota Industries Corp. 2,000 159
Toyota Motor Corp. 9,600 736
Toyota Tsusho Corp. 5,600 227
Trend Micro, Inc. 34,900 2,009
Yamada Denki Co., Ltd. 34,700 184
Z Holdings Corp. 59,100 358
66,879
Luxembourg - 1.2%
ArcelorMittal SA(Æ) 79,645 1,828
Eurofins Scientific SE(Æ) 23,117 1,939
RTL Group SA(Æ) 10,228 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spotify Technology SA(Æ) 1,488 468
Tenaris SA 13,804 112
4,844
Macao - 0.2%
Sands China, Ltd. 139,225 612
Malaysia - 0.1%
CIMB Group Holdings BHD 309,300 332
Mexico - 0.3%
Grupo Televisa SAB - ADR(Æ) 143,442 1,182
Netherlands - 4.9%
ABN AMRO Bank NV(Þ) 71,219 699
Adyen NV(Æ)(Þ) 446 1,038
Akzo Nobel NV 4,456 479
ASML Holding NV 4,612 2,229
Exor NV 1,643 132
Ferrari NV 3,625 838
Heineken NV 38,919 4,339
ING Groep NV(Æ) 338,665 3,207
Koninklijke Ahold Delhaize NV 11,431 323
Koninklijke KPN NV 127,476 386
Koninklijke Philips NV(Æ) 3,679 197
NN Group NV 3,580 157
PostNL NV - ADR(Æ) 118,940 406
Randstad NV(Æ) 2,989 195
Royal Dutch Shell PLC Class A 125,423 2,238
Royal Dutch Shell PLC Class B 120,472 2,076
Yandex NV Class A(Æ)(Ñ) 8,695 605
19,544
New Zealand - 0.4%
a2 Milk Co., Ltd. (The)(Æ) 27,158 240
Fisher & Paykel Healthcare Corp., Ltd. 50,156 1,191
Meridian Energy, Ltd. 22,166 118
Spark New Zealand, Ltd. 39,929 135
1,684
Norway - 0.5%
DNB ASA 6,400 126
Mowi ASA 11,710 261
Norsk Hydro ASA 241,043 1,112
Orkla ASA 25,062 254
Yara International ASA 4,751 197
1,950
Russia - 0.3%
Gazprom PJSC - ADR 102,008 568
Lukoil PJSC - ADR 2,628 179
Sberbank of Russia PJSC - ADR 35,611 513
1,260
Singapore - 1.0%
CapitaLand, Ltd. 64,500 160
DBS Group Holdings, Ltd. 63,776 1,206

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genting Singapore, Ltd. 99,700 64
Oversea-Chinese Banking Corp., Ltd. 22,391 170
Singapore Technologies Engineering,
Ltd. 21,600 62
Singapore Telecommunications, Ltd. 246,700 431
United Overseas Bank, Ltd. 13,200 225
UOL Group, Ltd. 45,800 268
Wilmar International, Ltd. 397,400 1,400
3,986
South Africa - 0.5%
Anglo American PLC 29,616 986
Gold Fields, Ltd. - ADR 43,386 402
Impala Platinum Holdings, Ltd. 16,767 231
MTN Group, Ltd. 61,938 254
1,873
South Korea - 2.4%
Hankook Tire & Technology Co., Ltd.(Æ) 16,742 608
KB Financial Group, Inc. 25,996 1,032
KT Corp. - ADR 75,080 827
LG Household & Health Care, Ltd.(Æ) 1,506 2,245
POSCO 8,559 2,145
Samsung Electronics Co., Ltd. 15,395 1,151
Shinhan Financial Group Co., Ltd. 54,277 1,606
9,614
Spain - 1.4%
ACS Actividades de Construccion y
Servicios SA 4,727 157
Banco Bilbao Vizcaya Argentaria SA
- ADR 30,527 150
Banco Santander SA - ADR(Æ) 68,327 212
Bankia SA 460,725 817
CaixaBank SA 360,916 927
Cellnex Telecom SA(Þ) 31,374 1,884
Endesa SA - ADR 8,876 243
Industria de Diseno Textil SA 20,080 639
Naturgy Energy Group SA 6,870 160
Red Electrica Corp. SA 10,423 214
Repsol SA - ADR 16,646 168
Telefonica SA - ADR 40,445 162
5,733
Sweden - 1.8%
Assa Abloy AB Class B 28,749 707
Atlas Copco AB(Æ) 15,908 814
Bausch & Lomb, Inc.(Æ) 17,213 609
Epiroc AB Class A 11,110 202
Hexagon AB Class B 2,334 213
Husqvarna AB Class B 12,745 165
ICA Gruppen AB 1,554 78
Investor AB Class B 1,564 114
Kinnevik AB Class B(Æ) 3,988 201
NIBE Industrier AB B Shares(Æ) 4,887 160
Sandvik AB(Æ) 65,040 1,589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skandinaviska Enskilda Banken AB
Class A 15,012 154
Skanska AB Class B 7,915 202
SKF AB Class B 7,413 192
Svenska Handelsbanken AB Class A(Æ) 16,973 170
Swedbank AB Class A 10,741 189
Swedish Match AB 4,332 337
Telefonaktiebolaget LM Ericsson Class B 57,187 678
Volvo AB Class B 10,670 251
7,025
Switzerland - 7.6%
ABB, Ltd. 27,881 780
Adecco Group AG 28,574 1,916
Alcon, Inc.(Æ) 6,099 407
Baloise Holding AG 1,774 317
Chocoladefabriken Lindt & Spruengli
AG 23 224
Cie Financiere Richemont SA Class A 1,133 102
Credit Suisse Group AG 71,831 924
Geberit AG 286 179
Julius Baer Group, Ltd. 22,974 1,331
Kuehne & Nagel International AG 1,290 292
LafargeHolcim , Ltd.(Æ) 32,476 1,782
Lonza Group AG 1,414 908
Nestle SA 47,803 5,629
Novartis AG 33,332 3,148
Partners Group Holding AG 1,477 1,725
Roche Holding AG 9,187 3,205
SGS SA 156 470
Sika AG 746 204
Straumann Holding AG 135 157
Swiss Life Holding AG 655 305
Swiss Re AG 5,138 483
Swisscom AG 399 215
Temenos AG 7,490 1,045
UBS Group AG 259,524 3,631
Zurich Insurance Group AG 1,811 768
30,147
Taiwan - 2.6%
Catcher Technology Co., Ltd. 119,513 879
Hon Hai Precision Industry Co., Ltd. 617,184 2,015
MediaTek , Inc. 38,000 1,015
Shin Kong Financial Holding Co., Ltd. 938,000 294
Taiwan Semiconductor Manufacturing
Co., Ltd. 109,000 2,047
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 35,666 3,890
10,140
Thailand - 0.2%
Kasikornbank PCL 195,800 747
Turkey - 0.1%
Turk Telekomunikasyon AS 230,967 266

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Kingdom - 11.1%
3i Group PLC 29,168 466
Admiral Group PLC 5,541 220
Ashtead Group PLC 4,930 232
Associated British Foods PLC(Æ) 7,585 235
AstraZeneca PLC 16,820 1,680
Aviva PLC 192,090 862
Babcock International Group PLC(Æ) 90,925 349
BAE Systems PLC 52,553 351
Barclays PLC 536,236 1,076
Barratt Developments PLC(Æ) 34,374 315
Berkeley Group Holdings PLC 5,420 352
BP PLC 451,048 1,554
British American Tobacco PLC 14,755 549
British Land Co. PLC (The)(ö) 52,154 349
BT Group PLC(Æ) 437,551 792
Centrica PLC(Æ) 467,952 299
Coca-Cola European Partners PLC 1,154 58
Compass Group PLC 113,148 2,111
Diageo PLC 19,443 768
Direct Line Insurance Group PLC 68,627 298
Experian PLC 2,158 82
Ferguson PLC 1,785 217
Fiat Chrysler Automobiles NV 13,306 238
GlaxoSmithKline PLC - ADR 11,351 208
Halma PLC 8,601 288
HSBC Holdings PLC 375,389 1,959
Imperial Tobacco Group PLC 5,982 126
InterContinental Hotels Group PLC(Æ) 980 64
Intermediate Capital Group PLC(Æ) 34,526 816
J Sainsbury PLC 1,119,555 3,455
John Wood Group PLC(Æ) 589,152 2,502
Johnson Matthey PLC 5,879 195
Kingfisher PLC(Æ) 257,214 952
Land Securities Group PLC(ö) 34,795 321
Legal & General Group PLC 53,411 196
Linde PLC 12,458 3,236
Lloyds Banking Group PLC(Æ) 641,761 324
London Stock Exchange Group PLC 4,342 535
M&G PLC 56,894 154
Marks & Spencer Group PLC(Æ) 175,249 327
Mondi PLC 9,380 221
Natwest Group PLC 402,467 931
Persimmon PLC Class A 8,194 310
Reckitt Benckiser Group PLC 763 68
RELX PLC 13,179 324
RSA Insurance Group PLC 31,912 297
Segro PLC(ö) 25,773 334
Smith & Nephew PLC 46,121 963
Smiths Group PLC 3,388 70
St. James's Place PLC 15,239 236
Standard Chartered PLC 340,431 2,184
Standard Life Aberdeen PLC(Æ) 77,249 299
Taylor Wimpey PLC(Æ) 103,021 234
TechnipFMC PLC 195,905 1,842
Tesco PLC 301,318 951
Travis Perkins PLC(Æ) 112,585 2,077
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unilever PLC 8,412 506
Vodafone Group PLC 974,940 1,604
Wausau Paper Corp. 118,151 1,284
Wm Morrison Supermarkets PLC 80,853 196
44,042
United States - 0.6%
Lululemon Athletica , Inc.(Æ) 1,643 572
Ovintiv , Inc. 21,385 307
VEON, Ltd.(Æ) 134,442 203
Viatris , Inc. Class W(Æ) 66,583 1,248
2,330
Total Common Stocks
(cost $339,945) 366,161
Preferred Stocks - 2.1%
Germany - 0.9%
Henkel AG & Co. KGaA
2.075% (Ÿ) 2,432 274
Porsche Automobil Holding SE
3.942% (Ÿ) 5,695 393
Volkswagen AG
3.354% (Ÿ) 16,453 3,065
3,732
South Korea - 1.2%
Samsung Electronics Co., Ltd.
1.351% (Ÿ) 69,181 4,696
Total Preferred Stocks
(cost $6,138) 8,428
Warrants and Rights - 0.0%
Spain - 0.0%
Repsol SA(Æ)
2021 Rights 16,646 6
Total Warrants and Rights
(cost $6) 6
Short-Term Investments - 2.4%
United States - 2.4%
U.S. Cash Management Fund(@) 9,584,418 (∞) 9,583
Total Short-Term Investments
(cost $9,583) 9,583
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 601,161 (∞) 601
Total Other Securities
(cost $601) 601
Total Investments - 97.3%
(identified cost $356,273) 384,779

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 2.7%
10,739
Net Assets - 100.0%
395,518

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.6%
ABN AMRO Bank NV 06/26/19 EUR 71,219 16.02 1,141
699
Adyen NV 07/25/19 EUR 446 1,066.56 476
1,038
Amundi SA 02/21/19 EUR 18,068 64.65 1,168
1,475
Cellnex Telecom SA 06/19/17 EUR 31,374 35.00 1,098
1,884
Covestro AG 08/15/19 EUR 40,921 38.31 1,568
2,524
Reliance Industries, Ltd. 10/21/20 USD 9,265 56.22 521
507
Scout24 AG 12/17/20 EUR 1,967 83.16 164
161
WH Group, Ltd. 06/26/19 HKD 123,000 1.02 125
103
Worldline SA 02/14/20 EUR 8,621 81.51 703
834
Zalando SE 12/12/19 EUR 11,083 56.07 621
1,235
10,460
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 312 EUR 11,076 03/21
178
FTSE 100 Index Futures 34 GBP 2,183 03/21
(10)
MSCI Singapore Index Futures 2 SGD 65 01/21
—
S&P/TSX 60 Index Futures 132 CAD 27,163 03/21
(206)
SPI 200 Index Futures 101 AUD 16,506 03/21
(119)
TOPIX Index Futures 86 JPY 1,551,869 03/21
364
Short Positions
MSCI Emerging Markets Index Futures 617 USD 39,741 03/21
(1,128)
S&P 500 E-Mini Index Futures 82 USD 15,370 03/21
(447)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,368)
Foreign Currency Exchange Contracts
Amounts in  thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,962 AUD 2,600 03/17/21 44
Bank of America USD 2,802 JPY 290,000 03/17/21 9
Bank of America CHF 3,200 USD 3,608 03/17/21 (14)
Bank of America EUR 2,900 USD 3,536 03/17/21 (13)
Bank of Montreal USD 2,639 AUD 3,531 03/17/21 85
Bank of Montreal USD 3,555 CAD 4,542 03/17/21 14
Bank of Montreal USD 2,059 EUR 1,698 03/17/21 19
Bank of Montreal USD 1,680 GBP 1,251 03/17/21 32
Bank of Montreal USD 3,756 JPY 390,783 03/17/21 31
Bank of New York USD 2,640 AUD 3,531 03/17/21 84
Bank of New York USD 3,552 CAD 4,542 03/17/21 17
Bank of New York USD 2,060 EUR 1,698 03/17/21 18
Bank of New York USD 1,681 GBP 1,251 03/17/21 31
Bank of New York USD 3,757 JPY 390,783 03/17/21 31
JPMorgan Chase USD 2,641 AUD 3,531 03/17/21 83

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Foreign Currency Exchange Contracts
Amounts in  thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 3,553 CAD 4,542 03/17/21 16
JPMorgan Chase USD 2,061 EUR 1,698 03/17/21 17
JPMorgan Chase USD 1,682 GBP 1,251 03/17/21 30
JPMorgan Chase USD 3,756 JPY 390,783 03/17/21 32
Royal Bank of Canada USD 2,643 AUD 3,531 03/17/21 80
Royal Bank of Canada USD 3,554 CAD 4,542 03/17/21 15
Royal Bank of Canada USD 2,063 EUR 1,698 03/17/21 15
Royal Bank of Canada USD 1,684 GBP 1,251 03/17/21 28
Royal Bank of Canada USD 1,997 JPY 206,000 03/17/21 —
Royal Bank of Canada USD 3,758 JPY 390,783 03/17/21 29
Royal Bank of Canada EUR 1,650 USD 2,027 03/17/21 8
Royal Bank of Canada ILS 24 USD 7 01/04/21 —
Standard Chartered USD 2,640 AUD 3,531 03/17/21 83
Standard Chartered USD 3,552 CAD 4,542 03/17/21 17
Standard Chartered USD 2,060 EUR 1,698 03/17/21 18
Standard Chartered USD 1,681 GBP 1,251 03/17/21 30
Standard Chartered USD 3,755 JPY 390,783 03/17/21 33
State Street USD 113 CHF 100 03/17/21 —
State Street USD 3,360 NOK 29,510 03/17/21 82
State Street USD 1,329 SEK 11,260 03/17/21 40
State Street DKK 13,240 USD 2,157 03/17/21 (20)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
1,024
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 161 $ — $ —
$ —
$ 161 —
*
Australia — 6,066 —
—
6,066 1.5
Austria — 609 —
—
609 0.1
Belgium — 1,526 —
—
1,526 0.4
Brazil 726 1,619 —
—
2,345 0.6
Canada 17,664 — 1
—
17,665 4.5
Cayman Islands 320 1,194 —
—
1,514 0.4
China 4,797 6,521 —
—
11,318 2.9
Colombia — 22 —
—
22 —
*
Denmark — 9,076 —
—
9,076 2.3
Finland — 5,094 —
—
5,094 1.3
France — 37,900 —
—
37,900 9.6
Germany — 20,938 —
—
20,938 5.3
Hong Kong — 9,602 —
—
9,602 2.4
India — 5,245 —
—
5,245 1.3
Indonesia — 253 —
—
253 0.1

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Ireland 8,236 6,388 —
—
14,624 3.7
Israel — 279 —
—
279 0.1
Italy — 7,734 —
—
7,734 2.0
Japan — 66,879 —
—
66,879 16.9
Luxembourg 468 4,376 —
—
4,844 1.2
Macao — 612 —
—
612 0.2
Malaysia — 332 —
—
332 0.1
Mexico 1,182 — —
—
1,182 0.3
Netherlands 605 18,939 —
—
19,544 4.9
New Zealand — 1,684 —
—
1,684 0.4
Norway — 1,950 —
—
1,950 0.5
Russia — 1,260 —
—
1,260 0.3
Singapore — 3,986 —
—
3,986 1.0
South Africa 402 1,471 —
—
1,873 0.5
South Korea 827 8,787 —
—
9,614 2.4
Spain — 5,733 —
—
5,733 1.4
Sweden — 7,025 —
—
7,025 1.8
Switzerland — 30,147 —
—
30,147 7.6
Taiwan 3,890 6,250 —
—
10,140 2.6
Thailand — 747 —
—
747 0.2
Turkey — 266 —
—
266 0.1
United Kingdom 1,900 42,142 —
—
44,042 11.1
United States 2,330 — —
—
2,330 0.6
Preferred Stocks — 8,428 — — 8,428 2.1
Warrants and Rights 6 — — — 6 —
*
Short-Term Investments — — — 9,583 9,583 2.4
Other Securities — — — 601 601 0.2
Total Investments 43,514 331,080 1 10,184 384,779 97.3
Other Assets and Liabilities, Net 2.7
100.0
Other Financial Instruments
Assets
Futures Contracts 542 — — — 542 0.1
Foreign Currency Exchange Contracts — 1,071 — — 1,071 0.3
A
Liabilities
Futures Contracts (1,910) — — — (1,910) (0.5)
Foreign Currency Exchange Contracts — (47) — — (47) (—)
*
Total Other Financial Instruments
**
$ (1,368) $ 1,024 $ — $ — $ (344)
* Less than 0.05% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 65
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
54,413
Consumer Staples ...................................................................
21,018
Energy ....................................................................................
20,459
Financial Services ...................................................................
84,141
Health Care .............................................................................
26,873
Materials and Processing ........................................................
45,808
Producer Durables ..................................................................
53,091
Technology ..............................................................................
46,853
Utilities ...................................................................................
13,505
Preferred Stocks
Consumer Discretionary ..........................................................
3,458
Consumer Staples ...................................................................
274
Technology ..............................................................................
4,696
Warrants and Rights ....................................................................
6
Short-Term Investments ................................................................
9,583
Other Securities ...........................................................................
601
Total Investments .................................................................... 384,779

See accompanying notes which are an integral part of the financial statements.
66 International Developed Markets Fund
Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — December 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,071
Variation margin on futures contracts* 542 —
Total
$ 542 $ 1,071
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,910 $ —
Unrealized depreciation on foreign currency exchange contracts — 47
Total
$ 1,910 $ 47
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,536 $ —
Foreign currency exchange contracts — 1,683
Total
$ 2,536 $ 1,683
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (77) $ —
Foreign currency exchange contracts — 608
Total
$ (77) $ 608
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 67
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 590 $ — $ 590
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,071 — 1,071
Total Financial and Derivative Assets
1,661 — 1,661
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,661 $ — $ 1,661
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 163 $ — $ — $ 163
Bank of New York
166 — — 166
Citigroup
730 — 590 140
JPMorgan Chase
305 34 — 271
Royal Bank of Canada
168 — — 168
Standard Chartered
129 — — 129
Total
$ 1,661 $ 34 $ 590 $ 1,037

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
68 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 47 $ — $ 47
Total Financial and Derivative Liabilities
47 — 47
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 47 $ — $ 47
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 13 $ — $ — $ 13
JPMorgan Chase 34 34 — —
Total
$ 47 $ 34 $ — $ 13
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 69
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 356,273
Investments, at fair value(*)(>) ......................................................................................................................................................
384,779
Foreign currency holdings(^) ......................................................................................................................................................... 1,126
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,071
Receivables:
Dividends and interest ....................................................................................................................................................... 251
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 676
Fund shares sold ................................................................................................................................................................ 12
Foreign capital gains taxes recoverable ............................................................................................................................. 782
From broker(a) ................................................................................................................................................................... 9,815
Total assets .................................................................................................................................................
398,513
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 272
Fund shares redeemed ....................................................................................................................................................... 193
Accrued fees to affiliates .................................................................................................................................................... 319
Other accrued expenses ..................................................................................................................................................... 199
Variation margin on futures contracts ................................................................................................................................. 1,364
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 47
Payable upon return of securities loaned ....................................................................................................................................... 601
Total liabilities .............................................................................................................................................
2,995
Net Assets ............................................................................................................................................................
$ 395,518

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
70 International Developed Markets Fund
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 24,088
Shares of beneficial interest ...........................................................................................................................................................
325
Additional paid-in capital ..............................................................................................................................................................
371,105
Net Assets ............................................................................................................................................................
$ 395,518
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 12.18
Net assets ............................................................................................................................................................................... $ 395,517,613
Shares outstanding ($.01 par value) ....................................................................................................................................... 32,467,701
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,115
(*)     Securities on loan included in investments $ 590
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 10,184
(a)     Receivable from Broker for Futures $ 9,815
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 71
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,526
Dividends from affiliated funds ......................................................................................................................................... 67
Securities lending income (net) ......................................................................................................................................... 32
Less foreign taxes withheld ............................................................................................................................................... (894)
Total investment income ...............................................................................................................................................................
7,731
Expenses
Advisory fees .................................................................................................................................................................... 3,116
Administrative fees ........................................................................................................................................................... 173
Custodian fees ................................................................................................................................................................... 176
Transfer agent fees ............................................................................................................................................................ 15
Professional fees ............................................................................................................................................................... 101
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ...................................................................................................................................................................... 52
Miscellaneous ................................................................................................................................................................... 14
Total expenses ...............................................................................................................................................................................
3,664
Net investment income (loss) ........................................................................................................................................................
4,067
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 4,537
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 2,536
Foreign currency exchange contracts ................................................................................................................................ 1,683
Foreign currency-related transactions ............................................................................................................................... 118
Net realized gain (loss) ..................................................................................................................................................................
8,875
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 5,030
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (77)
Foreign currency exchange contracts ................................................................................................................................ 608
Foreign currency-related transactions ............................................................................................................................... 135
Net change in unrealized appreciation (depreciation) ................................................................................................................... 5,697
Net realized and unrealized gain (loss) ......................................................................................................................................... 14,572
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 18,639

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
72 International Developed Markets Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,067 $ 7,866
Net realized gain (loss) ...................................................................................................................... 8,875 (1,509)
Net change in unrealized appreciation (depreciation) ....................................................................... 5,697 62,497
Net increase (decrease) in net assets from operations ............................................................................. 18,639 68,854
Distributions
To shareholders ................................................................................................................................. (4,239) (9,905)
Net decrease in net assets from distributions .......................................................................................... (4,239) (9,905)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (15,988) (19,439)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(1,588) 39,510
Net Assets
Beginning of period .................................................................................................................................
397,106 357,596
End of period ..........................................................................................................................................
$ 395,518 $ 397,106
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 1,807 $ 17,388 1,397 $ 15,22 7
Proceeds from reinvestment of distributions 362 4,239 852 9,90 5
Payments for shares redeemed (3,587) (37,615) (3,974) (44,571)
Total increase (decrease)
(1,418) $ (15,988) (1,725) $ (19,439)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
74 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2020 11.72 .12 .47 .59 (.13) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)
December 31, 2017 11.15 .19 2.58 2.77 (.34) (.46)
December 31, 2016 11.26 .19 .06 .25 (.36) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 75
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65
(.80) 13.12 24.98 436,310 1.08 1.08 1.59 117
(.36) 11.15 2.36 355,374 1.02 1.02 1.78 36

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
76 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 298,711
Administration fees 16,595
Transfer agent fees 1,460
Trustee fees 2,302
$ 319,068
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,315 $ 138,714 $ 139,448 $ 1 $ 1 $ 9,583 $ 67 $ —
U.S. Cash Collateral Fund 1,037 28,895 29,331 — — 601 9 —
$ 11,352 $ 167,609 $ 168,779 $ 1 $ 1 $ 10,184 $ 76 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 362,218,530 $ 45,341,119 $ (22,760,972) $ 22,580,147 $ 5,012,324 $ (3,655,970)
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 4,238,968 $ — $ — $ 9,905,479 $ — $ —

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
Strategic Bond Fund 77
Strategic Bond Fund
Total
Return
1 Year 8 .43%
5 Years 4 .69%§
10 Years 4 .00%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 7 .51%
5 Years 4 .44%§
10 Years 3 .84%§

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
78 Strategic Bond Fund
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the Fund's asset allocation at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of December 31, 2020, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund gained
8.43%. This is compared to the Fund’s benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index, which gained 7.51% during the same period. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Intermediate Core-Plus Bond Category, a group of
funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 8.22%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
The calendar year ended December 31, 2020 was an unprecedented and uncertain year. The unexpected global COVID-19 pandemic
and U.S. presidential election together created a turbulent
market. In March 2020, the spike in COVID-19 cases drove panic selling so fiercely that equity market circuit breakers triggered four times. This panic selloff quickly spread across asset classes.
Investment grade CDX credit spread widened from 45 bps to as high as 156 bps before it fell to 50 bps at the end of the year.
The Federal Reserve Board quickly took action to cut short-
term interest rates to near zero and promised to keep the rates at or around zero until the end of 2023. Congress, on the other hand, passed a stimulus package that included direct pay outs to many U.S. taxpayers. Concerns about volatility and downside risk surrounding the U.S. Presidential election proved unfounded as the market continued its rally late in the fourth quarter despite some extended uncertainty with respect to the election outcome.
With monetary policy and fiscal policy working in parallel, U.S.
treasuries had strong one-year performance. The 10-year treasury, which began the year at a yield of 1.92%, fell to as low as 0.57%
in March 2020 before ending the year at a yield of 0.91%.
Credit spread for investment grade corporate bonds experienced a V-shaped recovery in this tumultuous year. The Bloomberg
Barclays U.S. Corporate Bond Index posted a total return of
7.44% for the calendar year, finishing the year comfortably ahead of equivalent duration treasuries despite the deep hole investment grade corporates dug into earlier in the year.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund was generally positioned long duration, which was a substantial positive for performance as interest rates fell. The
Fund was underweight investment grade credit and rotated
substantially into the sector during the first quarter 2020 market sell off and subsequent rally, which also contributed positively to relative performance. On the flipside, the Fund was generally short U.S. dollar and long various emerging market currencies, which proved particularly detrimental during the first quarter of
2020. Lastly, the selection and rotation of strategies within credit was a meaningful positive to performance as early in the calendar year much of the Fund’s high yield corporate exposure was
obtained via CDX, a derivative instrument that seeks to track the performance of corporate bond spreads, which held up better than the cash bond market during March. Later in the year, more of the Fund’s high yield exposure was in fallen angels, which rallied strongly off the March lows.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Western
Asset Management Company and Western Asset Management
Company Limited (“Western”) was the best performing manager, outperforming both the Fund’s benchmark and their RIM-
assigned benchmark. Western’s long duration position was a
key driver of performance. A bias toward corporate bonds was a moderate positive, but Western tactically managed this exposure, increasing it during March to capture more upside in the rally than was lost on the downturn, leading to even stronger total performance. Western’s currency exposure was largely a detractor during the period due its short U.S. dollar position and long emerging markets positions in the first quarter of 2020.

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
Strategic Bond Fund 79
Schroder Investment Management North America Inc.
(“Schroder”) was the worst performing manager during the period, underperforming both the Fund’s benchmark and their RIM-
assigned benchmark. The shorter duration nature of Schroder’s securitized credit mandate drove the underperformance relative to the Fund’s benchmark. However, Schroder’s underweight to
agency mortgage-backed securities was what drove negative
performance relative to the RIM-assigned benchmark as that
sector held up better with Fed policy support than other sectors
Schroders favored, such as AAA-rated commercial mortgage-
backed securities and collateralized loan obligations.
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
RIM's U.S. investment grade intelligent credit positioning strategy, which screens securities based on value within the Bloomberg
Barclays US Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed the Fund’s benchmark. The strategy benefited both from its longer duration nature as well as defensive security selection, which preserved value during the market sell off while still capturing much of the rally.
The U.S. government positioning strategy, which seeks to provide exposure to securities issued by the U.S. government, also
outperformed the Fund benchmark as the government sector of
the market outperformed in general due to a modestly longer
duration profile than the Fund benchmark. Additionally, tactical rotation of treasury inflation-protected securities exposure in this strategy was additive to performance.
RIM also managed a U.S. fallen angels positioning strategy that invests in recently downgraded bonds, which tend to have lower prices as certain guidelines force selling and the market is slow to price in new information. The strategy was funded during
the second quarter of the year. This strategy captured more of the snapback than most strategies when the market turned and produced strong returns in the latter half of the year.
RIM also managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. These strategies utilize long and short positions in global government bond futures and currency forward contracts to seek to achieve their objectives. The Fund’s rates and currency factor strategies both underperformed during the year with currency factors representing the more meaningful drag on performance. Within the rates strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component of the rates factors, but this was more than offset by underperformance from the rates factor. Among currency factors, trend was especially negative during the year as the market
whipsawed trend investors.
During the period, RIM also implemented numerous tactical
positioning strategies via derivatives that added to Fund
performance during the period. RIM utilized interest rate
derivatives to extend duration throughout the period, which had the greatest impact on total performance. RIM also utilized credit default swaps to tactically increase credit risk as the market sold off and subsequently capture the market rally. The Fund’s tactical positions in developed market currencies via currency forwards had a muted impact.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2020, RIM hired BlueBay Asset Management LLP.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2020 Styles
BlueBay Asset Management LLP Full discretionary
Colchester Global Investors Limited Full discretionary
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company
and Western Asset Management Company
Limited Full discretionary

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
80 Strategic Bond Fund
* Assumes initial investment on January 1, 2011.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
Strategic Bond Fund 81
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this on do not reflect any Insurance Company Separate Account Policy
Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,032.20 $ 1,021.67
Expenses Paid During Period* $ 3.52 $ 3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.4%
Asset-Backed Securities - 7.5%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 506 502
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 339 335
Asset Backed Securities Corp. Home
Equity Loan Trust
Series 2007-HE1 Class A4
0.308% due 12/25/36 (USD 1 Month
LIBOR + 0.140%)(Ê) 375 360
Avis Budget Rental Car Funding, LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 600 641
BCAP LLC Trust
Series 2014-RR3 Class 3A2
0.954% due 07/26/36 (~)(Ê)(Þ) 727 636
Series 2014-RR3 Class 5A2
0.964% due 10/26/36 (~)(Ê)(Þ) 470 411
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 652 630
Carlyle Global Market Strategies CLO,
Ltd.
Series 2017-2A Class AR
2.025% due 01/18/29 (USD 3 Month
LIBOR + 0.890%)(Ê)(Þ) 760 756
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,600 1,600
CIFC Funding, Ltd.
Series 2017-2A Class A
2.375% due 04/20/30 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 971 971
CLI Funding VI LLC
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 2,339 2,359
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,154 1,137
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 1,533 1,651
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 306 315
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
2.439% due 07/15/30 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 1,230 1,230
Fieldstone Mortgage Investment Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2004-4 Class M3
2.118% due 10/25/35 (USD 1 Month
LIBOR + 1.950%)(Ê) 284 284
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 881 891
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 742 745
Flatiron CLO, Ltd.
Series 2017-1A Class A
1.642% due 05/15/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 1,000 1,000
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
2.285% due 11/28/30 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,300 1,300
Series 2020-7A Class A
2.308% due 04/20/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,147 1,150
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 725 675
Hertz Vehicle Financing II, LP
Series 2018-3A Class B
4.370% due 07/25/24 (Þ) 484 486
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
0.314% due 12/25/36 (USD 1 Month
LIBOR + 0.140%)(Ê) 222 189
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 1,373 1,369
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,020 1,016
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,124 1,123
Legacy Mortgage Asset Trust
Series 2019-GS4 Class A1
3.438% due 05/25/59 (~)(Ê)(Þ) 391 393
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
0.918% due 02/25/34 (USD 1 Month
LIBOR + 0.750%)(Ê) 733 718
Series 2004-4 Class M1
1.068% due 10/25/34 (USD 1 Month
LIBOR + 0.900%)(Ê) 521 514
Madison Park Funding XIII, Ltd.
Series 2018-13A Class AR2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.085% due 04/19/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 574 571
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,922 1,921
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
1.472% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,488 1,486
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 1,052 1,063
Navient Student Loan Trust
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 3,810 3,888
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 830 839
New Century Home Equity Loan Trust
Series 2003-6 Class M1
1.605% due 01/25/34 (USD 1 Month
LIBOR + 1.080%)(Ê) 314 306
Oak Street Investment Grade Net Lease
Fund
Series 2020-1A Class A1
1.850% due 10/20/50 (Þ) 260 262
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 500 540
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 555 585
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 1,529 1,556
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 670 684
PFS Financing Corp.
Series 2020-G Class A
0.970% due 02/15/26 (Þ) 1,287 1,294
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4
0.418% due 07/25/36 (USD 1 Month
LIBOR + 0.250%)(Ê) 107 107
Series 2006-D Class A3
0.428% due 11/25/36 (USD 1 Month
LIBOR + 0.260%)(Ê) 983 970
Preston Ridge Partners Mortgage LLC
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 2,376 2,382
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 94 63
Residential Asset Mortgage Products
Trust
Series 2006-RZ1 Class M4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.738% due 03/25/36 (USD 1 Month
LIBOR + 0.570%)(Ê) 960 938
Riserva CLO, Ltd.
Series 2019-3A Class AR
2.275% due 10/18/28 (USD 3 Month
LIBOR + 1.140%)(Ê)(Þ) 940 940
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 176 187
Series 2019-10A Class 1
3.113% due 03/10/29 176 187
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 930 922
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
0.643% due 06/15/39 (USD 3 Month
LIBOR + 0.330%)(Ê) 160 153
Series 2006-A Class A5
0.603% due 06/15/39 (USD 3 Month
LIBOR + 0.290%)(Ê) 164 157
SMB Private Education Loan Trust
Series 2019-B Class A2B
1.185% due 06/15/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 190 191
SoFi Professional Loan Program Trust
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 730 761
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 681 696
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 3,625 3,651
Sunrun Callisto Issuer, LLC
Series 2019-2 Class A
3.610% due 02/01/55 (Þ) 585 625
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 2,200 2,219
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 1,667 1,714
Textainer Marine Containers, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 1,539 1,561
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
2.365% due 10/18/30 (USD 3 Month
LIBOR + 1.230%)(Ê)(Þ) 985 985
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 113 114
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 1,646 1,769
Series 2019-4 Class A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 10/25/59 (~)(Þ) 1,505 1,519
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 3,051 3,102
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 65 71
Series 2019-25G Class 1
2.690% due 07/01/44 68 73
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,449 2,433
68,872
Corporate Bonds and Notes - 23.7%
3M Co.
2.375% due 08/26/29 70 76
3.050% due 04/15/30 30 34
3.700% due 04/15/50 170 211
Abbott Laboratories
3.750% due 11/30/26 151 177
4.750% due 11/30/36 60 83
4.900% due 11/30/46 80 118
AbbVie, Inc.
3.750% due 11/14/23 30 33
3.600% due 05/14/25 60 67
Series WI
3.450% due 03/15/22 40 41
2.300% due 11/21/22 440 456
2.600% due 11/21/24 390 418
3.800% due 03/15/25 60 67
2.950% due 11/21/26 100 111
3.200% due 11/21/29 480 538
4.550% due 03/15/35 10 13
4.250% due 11/21/49 20 25
Aetna, Inc.
2.800% due 06/15/23 30 32
Air Lease Corp.
3.375% due 07/01/25 80 86
Series GMTN
3.750% due 06/01/26 881 968
Aircastle , Ltd.
4.250% due 06/15/26 864 910
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 790
Allstate Corp. (The)
Series B
5.750% due 08/15/53 (USD 3 Month
LIBOR + 2.938%)(Ê) 752 805
Ally Financial, Inc.
8.000% due 11/01/31 554 788
Alphabet, Inc.
0.450% due 08/15/25 30 30
0.800% due 08/15/27 50 50
1.100% due 08/15/30 50 49
2.050% due 08/15/50 90 86
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc.
3.490% due 02/14/22 40 41
2.850% due 08/09/22 170 177
3.800% due 02/14/24 110 120
2.350% due 05/06/25 30 32
4.400% due 02/14/26 350 406
10.200% due 02/06/39 282 484
5.375% due 01/31/44 643 821
3.875% due 09/16/46 70 74
5.950% due 02/14/49 100 140
Amazon.com, Inc.
2.500% due 11/29/22 773 803
0.800% due 06/03/25 140 142
1.200% due 06/03/27 190 194
1.500% due 06/03/30 160 162
4.950% due 12/05/44 60 88
2.500% due 06/03/50 140 145
Series WI
5.200% due 12/03/25 100 122
3.150% due 08/22/27 220 251
3.875% due 08/22/37 50 62
4.050% due 08/22/47 70 92
4.250% due 08/22/57 30 43
Ambac Assurance Corp.
5.100% due 12/31/99 (Þ) 1 1
Ambac LSNI LLC
6.000% due 02/12/23 (USD 3 Month
LIBOR + 5.000%)(Ê)(Þ) 3,675 3,656
American International Group, Inc.
2.500% due 06/30/25 70 75
3.750% due 07/10/25 110 124
Amgen, Inc.
3.625% due 05/22/24 10 11
4.400% due 05/01/45 100 127
Andeavor LLC
Series WI
5.125% due 12/15/26 225 245
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 470 531
4.900% due 02/01/46 70 91
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 360 410
4.000% due 04/13/28 20 24
3.500% due 06/01/30 60 69
4.350% due 06/01/40 160 196
5.550% due 01/23/49 160 227
4.500% due 06/01/50 290 365
Anthem, Inc.
3.125% due 05/15/22 30 31
2.950% due 12/01/22 80 84
3.350% due 12/01/24 30 33
3.650% due 12/01/27 110 127
4.650% due 08/15/44 632 830
Aon Corp.
8.205% due 01/01/27 172 230
Apache Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 04/15/22 16 16
4.375% due 10/15/28 50 52
5.100% due 09/01/40 120 129
4.750% due 04/15/43 150 156
4.250% due 01/15/44 120 118
Apple, Inc.
2.400% due 05/03/23 716 751
1.125% due 05/11/25 280 288
2.450% due 08/04/26 110 120
4.650% due 02/23/46 100 142
Ares Capital Corp.
3.250% due 07/15/25 914 967
AT&T, Inc.
3.800% due 02/15/27 150 173
2.300% due 06/01/27 240 256
1.650% due 02/01/28 200 204
2.250% due 02/01/32 40 41
2.550% due 12/01/33 (Þ) 782 804
3.100% due 02/01/43 150 152
4.350% due 06/15/45 26 30
3.500% due 09/15/53 (Þ) 231 230
3.550% due 09/15/55 (Þ) 83 83
Avnet, Inc.
4.875% due 12/01/22 410 440
Avon Products, Inc.
7.000% due 03/15/23 228 247
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (USD 3 Month
LIBOR + 0.400%)(Ê)(ƒ) 70 70
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 130 139
4.000% due 01/22/25 175 197
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 325 358
4.250% due 10/22/26 340 399
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 200 238
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 589
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 150
5.000% due 01/21/44 555 778
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 39
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 440 555
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 10 11
Series GMTN
3.300% due 01/11/23 460 488
4.450% due 03/03/26 30 35
3.500% due 04/19/26 640 725
3.593% due 07/21/28 (USD 3 Month
LIBOR + 1.370%)(Ê) 260 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.004% due 12/20/23 (USD 3 Month
LIBOR + 0.790%)(Ê) 42 44
3.419% due 12/20/28 (USD 3 Month
LIBOR + 1.040%)(Ê) 482 545
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 70 73
BankUnited , Inc.
4.875% due 11/17/25 661 760
Barrick NA Finance LLC
5.700% due 05/30/41 130 188
BAT Capital Corp.
Series WI
3.557% due 08/15/27 445 495
4.540% due 08/15/47 160 177
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 682 816
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 792
Becton Dickinson and Co.
3.363% due 06/06/24 180 196
3.734% due 12/15/24 706 783
4.685% due 12/15/44 8 10
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 699 791
Series WI
2.800% due 01/15/23 245 257
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30 819 829
4.250% due 01/15/49 130 172
Berkshire Hathaway, Inc.
3.125% due 03/15/26 694 775
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 813
Boeing Co. (The)
4.875% due 05/01/25 390 444
3.100% due 05/01/26 20 21
2.700% due 02/01/27 40 42
2.800% due 03/01/27 30 31
3.200% due 03/01/29 120 127
5.150% due 05/01/30 190 230
3.250% due 02/01/35 450 461
6.625% due 02/15/38 656 878
3.550% due 03/01/38 30 31
5.705% due 05/01/40 160 207
3.750% due 02/01/50 60 63
5.805% due 05/01/50 370 510
Booking Holdings, Inc.
4.625% due 04/13/30 666 827
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
2.937% due 04/06/23 10 11
3.216% due 11/28/23 290 311
3.790% due 02/06/24 30 33
3.410% due 02/11/26 200 224
3.119% due 05/04/26 120 133

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.633% due 04/06/30 80 93
3.000% due 02/24/50 230 235
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 348 367
Bristol Myers Squibb Co.
Series WI
3.900% due 02/20/28 380 450
Bristol-Myers Squibb Co.
Series WI
2.600% due 05/16/22 90 93
3.550% due 08/15/22 30 32
2.900% due 07/26/24 400 434
3.875% due 08/15/25 230 263
3.200% due 06/15/26 190 214
3.400% due 07/26/29 170 198
5.000% due 08/15/45 80 116
Broadcom, Inc.
Series WI
2.250% due 11/15/23 180 188
4.700% due 04/15/25 280 321
3.150% due 11/15/25 220 240
Brookfield Finance LLC
3.450% due 04/15/50 827 876
Buckeye Partners, LP
4.350% due 10/15/24 167 171
4.125% due 12/01/27 149 152
5.850% due 11/15/43 103 101
Bunge, Ltd. Finance Corp.
3.000% due 09/25/22 531 551
4.350% due 03/15/24 220 243
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 220 241
4.550% due 09/01/44 461 622
4.150% due 04/01/45 100 130
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 30 33
3.302% due 01/15/35 (Þ) 170 192
Cargill, Inc.
1.375% due 07/23/23 (Þ) 110 113
Carrier Global Corp.
Series WI
2.700% due 02/15/31 10 11
3.377% due 04/05/40 40 44
3.577% due 04/05/50 20 22
Caterpillar Financial Services Corp.
1.950% due 11/18/22 761 785
Caterpillar, Inc.
4.750% due 05/15/64 603 891
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 11
4.500% due 05/01/32 (Þ) 290 310
Centene Corp.
Series WI
4.625% due 12/15/29 60 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 02/15/30 50 53
CF Industries, Inc.
3.450% due 06/01/23 489 510
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 240 292
5.375% due 04/01/38 80 100
5.750% due 04/01/48 350 457
4.800% due 03/01/50 40 48
Series WI
4.908% due 07/23/25 530 616
6.384% due 10/23/35 20 27
6.484% due 10/23/45 639 905
6.834% due 10/23/55 20 30
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 719 850
Cheniere Energy, Inc.
4.625% due 10/15/28 (Þ) 60 63
Chevron Corp.
2.355% due 12/05/22 784 812
1.554% due 05/11/25 130 135
2.954% due 05/16/26 70 78
1.995% due 05/11/27 50 53
3.078% due 05/11/50 10 11
Chubb INA Holdings, Inc.
3.350% due 05/03/26 30 34
Cigna Corp.
Series WI
3.750% due 07/15/23 170 184
4.125% due 11/15/25 130 150
4.375% due 10/15/28 460 556
6.125% due 11/15/41 335 494
Cimarex Energy Co.
4.375% due 06/01/24 10 11
3.900% due 05/15/27 210 231
4.375% due 03/15/29 200 228
Cintas Corp. No. 2
2.900% due 04/01/22 60 62
3.700% due 04/01/27 70 81
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 812 851
Citigroup, Inc.
1.678% due 05/15/24 (SOFR +
1.667%)(Ê) 130 134
3.106% due 04/08/26 (SOFR +
2.750%)(Ê) 100 109
4.450% due 09/29/27 610 719
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 160 194
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 310 330
8.125% due 07/15/39 450 803
5.300% due 05/06/44 101 142

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 05/18/46 220 293
4.650% due 07/23/48 35 48
Series 9-RG
4.650% due 07/30/45 147 196
Series P
5.950% due 12/31/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 220 240
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 112 102
CME Group, Inc.
5.300% due 09/15/43 30 45
Coca-Cola Co. (The)
2.950% due 03/25/25 40 44
3.375% due 03/25/27 90 103
1.450% due 06/01/27 130 134
2.500% due 06/01/40 10 11
2.600% due 06/01/50 50 53
2.500% due 03/15/51 60 62
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 317 432
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 682
Comcast Corp.
3.700% due 04/15/24 260 286
3.100% due 04/01/25 10 11
3.950% due 10/15/25 230 264
3.150% due 03/01/26 80 89
3.300% due 04/01/27 50 57
4.150% due 10/15/28 350 421
3.400% due 04/01/30 70 81
4.250% due 10/15/30 120 148
6.500% due 11/15/35 90 139
6.550% due 07/01/39 200 316
3.250% due 11/01/39 10 11
3.750% due 04/01/40 10 12
3.400% due 07/15/46 20 23
4.000% due 03/01/48 20 25
4.700% due 10/15/48 30 42
3.450% due 02/01/50 110 129
Concho Resources, Inc.
3.750% due 10/01/27 150 171
4.300% due 08/15/28 90 106
Consolidated Edison Co., Inc.
Series 20A
3.350% due 04/01/30 50 57
Series 20B
3.950% due 04/01/50 30 36
Constellation Brands, Inc.
4.750% due 11/15/24 40 46
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 57 58
Continental Resources, Inc.
4.500% due 04/15/23 50 52
3.800% due 06/01/24 60 62
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 06/01/44 10 10
Series WI
4.375% due 01/15/28 60 61
Costco Wholesale Corp.
1.375% due 06/20/27 200 206
1.600% due 04/20/30 120 123
Credit Suisse Group AG
2.950% due 04/09/25 250 274
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 133 162
CVS Health Corp.
2.750% due 12/01/22 90 94
3.700% due 03/09/23 36 39
2.625% due 08/15/24 200 214
3.625% due 04/01/27 40 46
4.300% due 03/25/28 220 262
3.250% due 08/15/29 200 226
3.750% due 04/01/30 110 128
4.780% due 03/25/38 70 88
4.125% due 04/01/40 40 48
5.125% due 07/20/45 140 188
5.050% due 03/25/48 325 440
DAE Funding LLC
5.750% due 11/15/23 (Þ) 20 21
Daimler Finance NA LLC
2.550% due 08/15/22 (Þ) 792 819
DCP Midstream Operating, LP
6.450% due 11/03/36 (Þ) 30 32
Deere & Co.
3.100% due 04/15/30 20 23
3.750% due 04/15/50 150 194
Delhaize America, Inc.
9.000% due 04/15/31 154 247
Dell International LLC / EMC Corp.
8.350% due 07/15/46 (Þ) 617 931
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 1,382 1,595
Series 2002-1
6.718% due 01/02/23 64 66
Delta Air Lines, Inc.
3.625% due 03/15/22 287 296
3.800% due 04/19/23 30 31
2.900% due 10/28/24 186 184
4.500% due 10/20/25 (Þ) 90 96
7.375% due 01/15/26 140 160
4.375% due 04/19/28 136 137
4.750% due 10/20/28 (Þ) 90 98
Devon Energy Corp.
5.850% due 12/15/25 440 517
7.875% due 09/30/31 150 209
5.000% due 06/15/45 180 212
Diageo Investment Corp.
2.875% due 05/11/22 90 93
7.450% due 04/15/35 493 810
Diamondback Energy, Inc.
3.500% due 12/01/29 110 117

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.375% due 05/31/25 30 31
Discover Bank
Series BKNT
2.700% due 02/06/30 815 864
DISH DBS Corp.
Series WI
5.875% due 11/15/24 150 157
7.750% due 07/01/26 30 34
Dollar General Corp.
3.250% due 04/15/23 10 11
Dominion Energy, Inc.
7.000% due 06/15/38 20 30
Duke Energy Carolinas LLC
5.300% due 02/15/40 30 43
4.000% due 09/30/42 100 123
Eaton Corp.
2.750% due 11/02/22 150 157
4.150% due 11/02/42 40 51
Edison International
4.125% due 03/15/28 718 800
EMC Corp.
3.375% due 06/01/23 283 297
Enable Midstream Partners, LP
4.150% due 09/15/29 762 758
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 738
Energy Transfer Operating, LP
5.875% due 01/15/24 653 734
4.500% due 04/15/24 100 109
2.900% due 05/15/25 30 32
5.250% due 04/15/29 30 35
3.750% due 05/15/30 340 367
6.250% due 04/15/49 30 36
Series 10Y
4.950% due 06/15/28 40 46
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 90 82
Energy Transfer Partners, LP / Regency
Energy Finance Corp.
5.000% due 10/01/22 516 548
EnLink Midstream Partners, LP
4.400% due 04/01/24 167 165
4.150% due 06/01/25 207 203
Enterprise Products Operating LLC
3.900% due 02/15/24 30 33
4.150% due 10/16/28 310 369
2.800% due 01/31/30 100 108
7.550% due 04/15/38 20 30
4.850% due 03/15/44 20 25
4.200% due 01/31/50 160 188
3.700% due 01/31/51 70 77
Series D
6.875% due 03/01/33 624 873
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EOG Resources, Inc.
4.150% due 01/15/26 40 46
4.375% due 04/15/30 20 24
3.900% due 04/01/35 140 164
4.950% due 04/15/50 50 68
EPR Properties Co.
3.750% due 08/15/29 291 279
EQM Midstream Partners, LP
4.125% due 12/01/26 450 453
EQT Corp.
3.000% due 10/01/22 178 179
6.125% due 02/01/25 176 200
3.900% due 10/01/27 50 50
5.000% due 01/15/29 10 11
Exelon Corp.
3.497% due 06/01/22 245 255
Series WI
3.950% due 06/15/25 489 553
Exelon Generation Co. LLC
5.600% due 06/15/42 615 700
Expedia, Inc.
Series WI
3.800% due 02/15/28 813 873
Exxon Mobil Corp.
2.726% due 03/01/23 778 815
1.571% due 04/15/23 20 21
2.992% due 03/19/25 320 350
3.043% due 03/01/26 60 66
3.482% due 03/19/30 120 140
4.114% due 03/01/46 40 50
4.327% due 03/19/50 10 13
FedEx Corp.
4.500% due 02/01/65 226 258
FirstEnergy Corp.
Series A
1.600% due 01/15/26 50 49
Series B
4.250% due 03/15/23 100 106
3.900% due 07/15/27 370 408
Series C
7.375% due 11/15/31 550 784
Ford Holdings LLC
9.300% due 03/01/30 140 182
Ford Motor Co.
7.450% due 07/16/31 344 441
4.750% due 01/15/43 194 198
7.400% due 11/01/46 113 137
Ford Motor Credit Co. LLC
3.096% due 05/04/23 249 252
4.271% due 01/09/27 169 177
3.815% due 11/02/27 181 186
5.113% due 05/03/29 304 339
4.000% due 11/13/30 200 210
Series GMTN
4.389% due 01/08/26 148 155
Fox Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.709% due 01/25/29 30 36
5.476% due 01/25/39 270 370
Freeport-McMoRan, Inc.
4.550% due 11/14/24 10 11
4.625% due 08/01/30 40 44
5.400% due 11/14/34 10 13
5.450% due 03/15/43 260 324
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 541 570
4.750% due 10/15/24 (Þ) 110 123
General Dynamics Corp.
3.250% due 04/01/25 40 44
3.500% due 05/15/25 20 22
4.250% due 04/01/40 10 13
4.250% due 04/01/50 60 81
General Electric Co.
3.450% due 05/01/27 20 23
3.625% due 05/01/30 50 57
4.250% due 05/01/40 60 71
4.350% due 05/01/50 60 73
Series GMTN
6.875% due 01/10/39 511 752
Series MTNA
6.750% due 03/15/32 619 867
General Motors Co.
4.875% due 10/02/23 671 744
5.400% due 10/02/23 40 45
6.125% due 10/01/25 100 121
6.250% due 10/02/43 110 148
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 11
Genworth Holdings, Inc.
4.900% due 08/15/23 246 232
Gilead Sciences, Inc.
3.650% due 03/01/26 90 102
4.750% due 03/01/46 100 132
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 473
Glencore Canada Corp.
6.200% due 06/15/35 631 830
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 400 440
4.625% due 04/29/24 (Þ) 40 45
4.000% due 03/27/27 (Þ) 220 249
3.875% due 10/27/27 (Þ) 50 56
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 87
5.375% due 04/15/26 653 749
Goldman Sachs Capital I
6.345% due 02/15/34 185 259
Goldman Sachs Group, Inc. (The)
3.200% due 02/23/23 70 74
3.850% due 07/08/24 150 166
3.500% due 04/01/25 150 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 350 383
4.250% due 10/21/25 310 355
3.500% due 11/16/26 90 101
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 231
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 59
6.750% due 10/01/37 410 627
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 100 128
6.250% due 02/01/41 160 250
5.150% due 05/22/45 160 223
4.750% due 10/21/45 110 153
4.000% due 12/29/49 (USD 3 Month
LIBOR + 0.768%)(Ê)(ƒ) 3 3
Guardian Life Global Funding
1.100% due 06/23/25 (Þ) 50 51
Halliburton Co.
3.800% due 11/15/25 5 6
4.850% due 11/15/35 130 152
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 10 10
5.375% due 05/15/25 (Þ) 80 85
4.875% due 05/15/26 (Þ) 70 76
Harman International Industries, Inc.
4.150% due 05/15/25 755 841
HCA, Inc.
5.000% due 03/15/24 50 56
5.375% due 02/01/25 40 45
4.500% due 02/15/27 40 47
5.625% due 09/01/28 110 130
5.875% due 02/01/29 80 96
4.125% due 06/15/29 269 312
3.500% due 09/01/30 40 42
5.500% due 06/15/47 463 618
Hershey Co. (The)
0.900% due 06/01/25 30 30
Hess Corp.
7.300% due 08/15/31 657 859
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 120 128
5.750% due 05/01/28 (Þ) 40 44
HollyFrontier Corp.
5.875% due 04/01/26 746 833
Home Depot, Inc. (The)
3.250% due 03/01/22 525 543
2.625% due 06/01/22 243 251
2.500% due 04/15/27 80 88
3.900% due 12/06/28 10 12
2.700% due 04/15/30 80 89
3.300% due 04/15/40 110 129
3.900% due 06/15/47 20 25
3.350% due 04/15/50 270 321
Honeywell International, Inc.
1.350% due 06/01/25 80 83
Host Hotels & Resorts, LP

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 04/01/24 790 835
HSBC Holdings PLC
7.200% due 07/15/97 457 777
Humana, Inc.
3.150% due 12/01/22 10 10
4.500% due 04/01/25 20 23
3.950% due 03/15/27 200 230
4.625% due 12/01/42 20 26
4.950% due 10/01/44 20 27
4.800% due 03/15/47 10 13
Hyatt Hotels Corp.
5.375% due 04/23/25 763 862
4.850% due 03/15/26 230 258
Intel Corp.
3.700% due 07/29/25 20 23
4.600% due 03/25/40 60 79
4.750% due 03/25/50 170 237
Series WI
3.734% due 12/08/47 10 12
International Business Machines Corp.
3.000% due 05/15/24 220 238
3.500% due 05/15/29 215 249
International Lease Finance Corp.
5.875% due 08/15/22 410 443
Jefferies Group LLC
6.500% due 01/20/43 635 871
Johnson & Johnson
3.375% due 12/05/23 111 121
0.550% due 09/01/25 70 70
0.950% due 09/01/27 140 141
4.950% due 05/15/33 306 428
3.625% due 03/03/37 70 85
JPMorgan Chase & Co.
1.514% due 06/01/24 (SOFR +
1.455%)(Ê) 340 349
3.875% due 09/10/24 100 112
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 220 242
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 210 222
4.125% due 12/15/26 230 269
4.250% due 10/01/27 30 36
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 200 239
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 260 317
8.750% due 09/01/30 280 417
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 129
4.950% due 06/01/45 100 142
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 50 56
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 600 783
5.500% due 03/01/44 20 25
Kinder Morgan, Inc.
4.300% due 06/01/25 80 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.300% due 03/01/28 170 199
5.300% due 12/01/34 690 850
5.550% due 06/01/45 80 103
5.050% due 02/15/46 30 37
5.200% due 03/01/48 10 13
Series GMTN
7.800% due 08/01/31 176 252
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 13
Kraft Heinz Foods Co.
4.625% due 01/30/29 168 192
4.250% due 03/01/31 (Þ) 30 33
6.875% due 01/26/39 210 291
5.000% due 06/04/42 272 319
4.875% due 10/01/49 (Þ) 261 304
5.500% due 06/01/50 (Þ) 80 101
Series WI
3.950% due 07/15/25 13 14
3.000% due 06/01/26 319 333
5.000% due 07/15/35 283 343
5.200% due 07/15/45 287 341
4.375% due 06/01/46 340 367
Kroger Co. (The)
3.850% due 08/01/23 750 808
5.150% due 08/01/43 20 27
L3Harris Technologies, Inc.
4.854% due 04/27/35 40 52
5.054% due 04/27/45 40 55
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 63
4.875% due 05/15/28 (Þ) 10 11
Las Vegas Sands Corp.
3.200% due 08/08/24 922 977
2.900% due 06/25/25 20 21
Legg Mason, Inc.
5.625% due 01/15/44 586 840
Lennar Corp.
4.500% due 04/30/24 40 44
Series WI
5.000% due 06/15/27 10 12
4.750% due 11/29/27 100 118
Levi Strauss & Co.
Series WI
5.000% due 05/01/25 70 72
Liberty Interactive LLC
8.250% due 02/01/30 81 91
Lockheed Martin Corp.
3.100% due 01/15/23 702 738
4.500% due 05/15/36 10 13
Series 10YR
3.550% due 01/15/26 90 102
Loews Corp.
6.000% due 02/01/35 601 819
Lowe's Cos., Inc.
4.500% due 04/15/30 50 62
Lubrizol Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 10/01/34 215 332
Macy's Retail Holdings, Inc.
3.625% due 06/01/24 200 190
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 176 185
Main Street Capital Corp.
5.200% due 05/01/24 728 789
Marathon Petroleum Corp.
5.000% due 09/15/54 234 264
Markel Corp.
4.300% due 11/01/47 699 883
Marriott International, Inc.
Series R
3.125% due 06/15/26 841 897
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 65
3.200% due 04/01/30 (Þ) 30 34
Mastercard , Inc.
3.850% due 03/26/50 20 26
Mattel, Inc.
6.200% due 10/01/40 113 132
McDonald's Corp.
3.300% due 07/01/25 80 89
1.450% due 09/01/25 20 21
3.700% due 01/30/26 70 80
3.500% due 03/01/27 70 80
3.500% due 07/01/27 60 69
3.800% due 04/01/28 200 234
3.600% due 07/01/30 70 82
3.625% due 09/01/49 10 12
4.200% due 04/01/50 140 180
MDC Holdings, Inc.
6.000% due 01/15/43 30 40
Medtronic, Inc.
Series WI
3.500% due 03/15/25 47 53
Merck & Co., Inc.
0.750% due 02/24/26 140 142
1.450% due 06/24/30 70 71
MetLife, Inc.
6.400% due 12/15/36 100 129
Micron Technology, Inc.
2.497% due 04/24/23 110 115
Microsoft Corp.
2.875% due 02/06/24 180 193
2.700% due 02/12/25 40 43
2.400% due 08/08/26 200 218
3.300% due 02/06/27 810 923
4.100% due 02/06/37 126 165
2.525% due 06/01/50 174 183
MidAmerican Energy Co.
3.700% due 09/15/23 237 256
4.400% due 10/15/44 627 812
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 267 272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 04/01/24 (Þ) 769 788
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 120 129
Mondelez International, Inc.
2.125% due 04/13/23 40 42
1.500% due 05/04/25 260 269
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 170 183
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 340 359
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 390 453
Series GMTN
3.772% due 01/24/29 (USD 3 Month
LIBOR + 1.140%)(Ê) 20 23
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 12
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 50 54
MPLX, LP
4.000% due 03/15/28 40 46
4.800% due 02/15/29 170 205
4.500% due 04/15/38 80 91
4.700% due 04/15/48 140 166
5.500% due 02/15/49 60 79
Series WI
4.500% due 07/15/23 100 109
4.875% due 06/01/25 40 46
National Fuel Gas Co.
5.500% due 01/15/26 743 857
National Oilwell Varco, Inc.
3.600% due 12/01/29 843 881
National Securities Clearing Corp.
1.200% due 04/23/23 (Þ) 250 255
Navient Corp.
7.250% due 01/25/22 129 135
Series MTN
5.625% due 08/01/33 120 115
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 752
Nevada Power Co.
5.450% due 05/15/41 208 280
Series R
6.750% due 07/01/37 362 549
New York Life Global Funding
0.950% due 06/24/25 (Þ) 90 91
Newell Brands, Inc.
3.850% due 04/01/23 40 42
4.200% due 04/01/26 495 545
5.500% due 04/01/46 67 85
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 747
NIKE, Inc.
2.400% due 03/27/25 60 65
2.750% due 03/27/27 100 111

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.850% due 03/27/30 110 125
3.250% due 03/27/40 50 58
3.375% due 03/27/50 160 196
Noble Energy, Inc.
3.900% due 11/15/24 250 279
3.850% due 01/15/28 130 151
5.250% due 11/15/43 10 14
4.950% due 08/15/47 40 57
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 631 766
Northrop Grumman Corp.
2.930% due 01/15/25 80 87
5.250% due 05/01/50 90 133
Series F0TZ
3.250% due 01/15/28 310 350
Novartis Capital Corp.
2.400% due 05/17/22 719 739
NVIDIA Corp.
2.850% due 04/01/30 60 67
3.500% due 04/01/40 160 192
3.500% due 04/01/50 440 533
3.700% due 04/01/60 110 141
NXP BV / NXP Funding LLC / NXP, Inc.
2.700% due 05/01/25 (Þ) 80 86
Occidental Petroleum Corp.
6.950% due 07/01/24 10 11
2.900% due 08/15/24 480 462
5.550% due 03/15/26 110 115
3.400% due 04/15/26 239 228
3.000% due 02/15/27 621 553
3.500% due 08/15/29 60 55
7.500% due 05/01/31 188 210
7.875% due 09/15/31 30 33
6.450% due 09/15/36 127 133
4.300% due 08/15/39 84 71
6.200% due 03/15/40 116 115
4.500% due 07/15/44 125 106
4.625% due 06/15/45 177 154
4.400% due 04/15/46 618 538
4.100% due 02/15/47 190 155
4.200% due 03/15/48 70 57
4.400% due 08/15/49 109 92
Oceaneering International, Inc.
6.000% due 02/01/28 144 129
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 916 961
ONEOK, Inc.
7.500% due 09/01/23 204 236
4.350% due 03/15/29 506 574
6.125% due 02/01/41 614 737
Oracle Corp.
4.300% due 07/08/34 648 820
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 60 64
Pacific Gas and Electric Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 06/16/22 180 181
2.100% due 08/01/27 50 51
2.500% due 02/01/31 60 60
3.300% due 08/01/40 20 20
3.500% due 08/01/50 30 30
PacifiCorp
5.750% due 04/01/37 543 772
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 10 11
Parsley Energy LLC / Parsley Finance
Corp.
5.375% due 01/15/25 (Þ) 20 21
PayPal Holdings, Inc.
1.350% due 06/01/23 90 92
1.650% due 06/01/25 100 104
PepsiCo, Inc.
2.750% due 03/05/22 224 231
0.750% due 05/01/23 503 510
2.250% due 03/19/25 20 21
2.625% due 03/19/27 10 11
1.625% due 05/01/30 110 113
2.875% due 10/15/49 40 45
3.625% due 03/19/50 20 25
3.875% due 03/19/60 30 40
Petrobras Global Finance BV
6.250% due 03/17/24 100 114
Pfizer, Inc.
0.800% due 05/28/25 170 173
2.625% due 04/01/30 110 123
1.700% due 05/28/30 110 114
Philip Morris International, Inc.
2.500% due 08/22/22 90 93
1.125% due 05/01/23 80 82
2.100% due 05/01/30 70 73
4.500% due 03/20/42 40 51
Series 5YR
2.500% due 11/02/22 60 62
Series NCD
2.375% due 08/17/22 210 217
Phillips 66
5.875% due 05/01/42 671 931
Plains All American Pipeline, LP/ PAA
Finance Corp.
4.900% due 02/15/45 836 886
Precision Castparts Corp.
2.500% due 01/15/23 240 249
3.900% due 01/15/43 457 533
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 70 75
5.750% due 04/15/26 (Þ) 60 66
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 40 41
Procter & Gamble Co. (The)
2.800% due 03/25/27 20 22
3.000% due 03/25/30 60 69
Progress Energy, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 10/30/31 559 797
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 734 787
PSEG Power LLC
8.625% due 04/15/31 170 259
Range Resources Corp.
5.875% due 07/01/22 12 12
Series WI
4.875% due 05/15/25 230 217
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3
3.950% due 08/16/25 30 34
4.125% due 11/16/28 100 119
2.250% due 07/01/30 110 117
4.500% due 06/01/42 20 26
Series WI
3.200% due 03/15/24 708 765
3.150% due 12/15/24 50 54
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 60 63
Republic Services, Inc.
2.500% due 08/15/24 60 64
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 831
Reynolds American, Inc.
5.850% due 08/15/45 70 89
Roche Holdings, Inc.
1.750% due 01/28/22 (Þ) 669 679
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 81 84
4.800% due 05/15/30 (Þ) 306 312
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 138 150
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 663 760
Safeway, Inc.
7.250% due 02/01/31 92 108
Salesforce.com, Inc.
3.250% due 04/11/23 70 75
3.700% due 04/11/28 30 35
Santander Holdings USA, Inc.
4.500% due 07/17/25 758 860
Sasol Financing International, Ltd.
4.500% due 11/14/22 204 208
SBA Tower Trust
2.328% due 01/15/28 (Þ) 1,025 1,032
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 45
Seagate HDD Cayman
5.750% due 12/01/34 713 840
Service Properties Trust
5.000% due 08/15/22 233 237
4.375% due 02/15/30 394 384
Sierra Pacific Power Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.600% due 05/01/26 718 779
Simon Property Group, LP
4.250% due 10/01/44 763 879
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 632 698
Southern Company Gas Capital Corp.
6.000% due 10/01/34 196 269
Southern Copper Corp.
6.750% due 04/16/40 10 15
5.250% due 11/08/42 380 509
Southwest Airlines Co.
5.250% due 05/04/25 759 879
Southwestern Energy Co.
6.200% due 01/23/25 269 279
Spectra Energy Partners, LP
4.750% due 03/15/24 671 749
Spirit AeroSystems , Inc.
3.950% due 06/15/23 31 30
4.600% due 06/15/28 158 156
Spirit Realty, LP
3.400% due 01/15/30 811 879
Sprint Capital Corp.
6.875% due 11/15/28 256 338
8.750% due 03/15/32 540 855
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 03/20/23 (Þ) 38 38
4.738% due 09/20/29 (Þ) 240 260
Sunoco Logistics Partners Operations,
LP
3.450% due 01/15/23 420 438
4.250% due 04/01/24 269 291
5.300% due 04/01/44 10 11
Synchrony Financial
3.950% due 12/01/27 793 889
Sysco Corp.
2.400% due 02/15/30 734 763
Tanger Properties Ltd. Partnership
3.875% due 07/15/27 925 967
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 20
5.875% due 04/15/26 10 11
5.375% due 02/01/27 10 11
5.500% due 03/01/30 30 33
4.875% due 02/01/31 (Þ) 50 54
Target Corp.
2.250% due 04/15/25 120 129
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 460
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 210 224
7.625% due 04/01/37 608 860
Texas Instruments, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 05/04/30 70 73
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 706 745
Time Warner Cable LLC
7.300% due 07/01/38 30 44
6.750% due 06/15/39 20 28
5.500% due 09/01/41 666 855
Time Warner Entertainment Co., LP
8.375% due 03/15/23 782 913
TJX Cos., Inc. (The)
3.500% due 04/15/25 80 89
3.750% due 04/15/27 20 23
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
3.500% due 04/15/25 (Þ) 490 541
3.750% due 04/15/27 (Þ) 30 34
3.875% due 04/15/30 (Þ) 300 347
2.550% due 02/15/31 (Þ) 784 823
Toll Brothers Finance Corp.
4.375% due 04/15/23 30 32
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 288
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 20 22
6.250% due 03/15/26 (Þ) 80 85
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 240 249
Series MTNB
7.000% due 03/01/32 552 826
Tyson Foods, Inc.
4.500% due 06/15/22 518 543
Unilever Capital Corp.
2.200% due 05/05/22 504 516
Union Pacific Corp.
3.750% due 07/15/25 60 68
2.150% due 02/05/27 50 53
3.950% due 09/10/28 400 475
3.750% due 02/05/70 110 133
Series WI
3.839% due 03/20/60 140 173
United Rentals NA, Inc.
3.875% due 11/15/27 10 10
4.875% due 01/15/28 30 32
5.250% due 01/15/30 130 144
3.875% due 02/15/31 120 126
United States Steel Corp.
6.650% due 06/01/37 132 111
UnitedHealth Group, Inc.
2.375% due 10/15/22 20 21
3.500% due 06/15/23 40 43
3.750% due 07/15/25 50 57
1.250% due 01/15/26 40 41
2.000% due 05/15/30 40 42
4.625% due 07/15/35 100 134
5.700% due 10/15/40 60 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 06/15/48 30 40
4.450% due 12/15/48 30 41
3.700% due 08/15/49 160 200
3.875% due 08/15/59 679 877
3.125% due 05/15/60 20 23
Unum Group
5.750% due 08/15/42 796 964
Upjohn, Inc.
4.000% due 06/22/50 (Þ) 729 834
US Bancorp
1.450% due 05/12/25 260 270
USAA Capital Corp.
2.125% due 05/01/30 (Þ) 150 158
Valero Energy Corp.
10.500% due 03/15/39 488 842
Verizon Communications, Inc.
3.500% due 11/01/24 20 22
0.850% due 11/20/25 30 30
2.625% due 08/15/26 70 77
4.125% due 03/16/27 40 47
3.000% due 03/22/27 40 44
3.875% due 02/08/29 120 141
3.150% due 03/22/30 90 101
7.750% due 12/01/30 100 154
1.750% due 01/20/31 100 99
4.500% due 08/10/33 1,086 1,368
5.250% due 03/16/37 80 109
2.650% due 11/20/40 230 232
3.850% due 11/01/42 20 24
4.125% due 08/15/46 60 74
5.500% due 03/16/47 10 15
4.000% due 03/22/50 40 48
2.875% due 11/20/50 330 332
Series WI
3.376% due 02/15/25 248 275
4.329% due 09/21/28 123 148
4.862% due 08/21/46 50 67
ViacomCBS , Inc.
3.875% due 04/01/24 20 22
Visa, Inc.
3.150% due 12/14/25 150 168
4.300% due 12/14/45 490 670
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 708 803
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 60
Volkswagen Group of America Finance
LLC
2.900% due 05/13/22 (Þ) 782 807
Vornado Realty Trust
3.500% due 01/15/25 615 651
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 789 836
Walmart, Inc.
3.400% due 06/26/23 40 43
3.550% due 06/26/25 40 45

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.050% due 07/08/26 711 800
3.700% due 06/26/28 230 271
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 40 63
Washington Prime Group, LP
6.450% due 08/15/24 189 113
Waste Management, Inc.
3.500% due 05/15/24 190 208
4.150% due 07/15/49 40 53
Wells Fargo & Co.
1.444% due 10/31/23 (USD 3 Month
LIBOR + 1.230%)(Ê) 200 203
3.750% due 01/24/24 535 584
3.000% due 04/22/26 400 440
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 230 242
3.000% due 10/23/26 260 288
4.150% due 01/24/29 545 647
2.879% due 10/30/30 (USD 3 Month
LIBOR + 1.170%)(Ê) 180 196
4.478% due 04/04/31 (USD 3 Month
LIBOR + 3.770%)(Ê) 80 98
5.375% due 11/02/43 200 278
4.650% due 11/04/44 10 13
3.900% due 05/01/45 666 831
4.400% due 06/14/46 230 288
4.750% due 12/07/46 430 562
5.013% due 04/04/51 (USD 3 Month
LIBOR + 4.240%)(Ê) 860 1,221
Series GMTN
4.900% due 11/17/45 250 333
Western Midstream Operating, LP
2.074% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 40 39
3.100% due 02/01/25 90 93
4.650% due 07/01/26 40 42
4.500% due 03/01/28 50 52
4.050% due 02/01/30 250 278
5.300% due 03/01/48 417 413
5.250% due 02/01/50 60 66
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 68
7.750% due 06/15/31 130 175
8.750% due 03/15/32 517 756
5.800% due 11/15/43 155 202
Series A
7.500% due 01/15/31 80 109
WPX Energy, Inc.
5.250% due 10/15/27 30 32
5.875% due 06/15/28 20 22
Wyndham Destinations, Inc.
5.750% due 04/01/27 256 287
Xerox Corp.
4.800% due 03/01/35 177 178
Yum! Brands, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 11/01/23 280 293
217,246
International Debt - 10.4%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
4.250% due 05/15/24 (Þ) 62 63
3.500% due 02/15/29 (Þ) 60 60
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.897% due 11/19/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 359 353
Abu Dhabi Government International
Bond
2.500% due 10/11/22 (Þ) 200 207
3.875% due 04/16/50 (Þ) 520 634
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 240
Adani Ports and Special Economic Zone,
Ltd.
4.375% due 07/03/29 (Þ) 811 879
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.450% due 04/03/26 872 979
Altrice France SA Term Loan B12
3.840% due 01/31/26 (USD 1 Month
LIBOR + 3.688%)(Ê) 65 64
America Movil SAB de CV
3.125% due 07/16/22 750 778
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 200 218
5.375% due 04/01/25 (Þ) 712 833
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 767 897
ArcelorMittal SA
3.600% due 07/16/24 120 129
4.550% due 03/11/26 50 56
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 15
0.500% due 07/09/30 (~)(Ê) 388 157
1.125% due 07/09/35 (~)(Ê) 310 113
2.500% due 07/09/41 (~)(Ê) 160 60
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 686 755
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 740
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 765
Banco Santander Chile
3.875% due 09/20/22 (Þ) 838 885
Banco Santander SA
3.848% due 04/12/23 200 215
2.706% due 06/27/24 400 427
2.746% due 05/28/25 400 427
5.179% due 11/19/25 705 826
Bangkok Bank PCL

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 09/27/22 (Þ) 219 230
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 729 749
Bank of Montreal
1.850% due 05/01/25 230 241
4.338% due 10/05/28 736 805
3.803% due 12/15/32 20 23
Bank of Nova Scotia (The)
2.375% due 01/18/23 778 810
1.300% due 06/11/25 130 133
Barclays PLC
1.700% due 05/12/22 200 204
4.972% due 05/16/29 400 480
5.088% due 06/20/30 200 240
4.950% due 01/10/47 660 900
Bausch Health Americas, Inc. Term
Loan B
3.151% due 06/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 74 74
Bausch Health Cos., Inc.
6.250% due 02/15/29 (Þ) 130 141
7.250% due 05/30/29 (Þ) 50 56
Bharti Airtel International Netherlands
BV
5.125% due 03/11/23 (Þ) 693 739
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
5.000% due 09/30/43 170 250
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 260 289
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 200 209
4.625% due 03/13/27 (Þ) 722 842
4.400% due 08/14/28 (Þ) 200 237
Brazil Government International Bond
2.625% due 01/05/23 220 228
4.625% due 01/13/28 990 1,108
5.625% due 01/07/41 170 201
5.000% due 01/27/45 350 389
British Telecommunications PLC
9.625% due 12/15/30 30 50
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 120 122
2.606% due 07/22/23 (USD 3 Month
LIBOR + 0.785%)(Ê) 308 319
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 832
Carnival Corp.
11.500% due 04/01/23 (Þ) 513 593
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 777
Cenovus Energy, Inc.
6.750% due 11/15/39 110 145
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 06/15/37 60 68
5.400% due 06/15/47 124 145
CNOOC Finance USA LLC
3.500% due 05/05/25 550 592
Colombia Government International
Bond
5.625% due 02/26/44 270 350
Commerzbank AG
8.125% due 09/19/23 (Þ) 174 203
Cooperatieve Rabobank UA
4.625% due 12/01/23 250 279
4.375% due 08/04/25 900 1,027
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 824
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 250 259
Credit Suisse Group AG
2.193% due 06/05/26 (Þ) 330 345
4.282% due 01/09/28 (Þ) 699 807
4.194% due 04/01/31 (Þ) 250 294
Danone SA
2.589% due 11/02/23 (Þ) 718 755
Danske Bank A/S
5.000% due 01/12/22 (Þ) 400 418
3.875% due 09/12/23 (Þ) 200 215
5.375% due 01/12/24 (Þ) 862 973
1.226% due 06/22/24 (Þ) 200 203
Deutsche Bank AG
4.500% due 04/01/25 238 258
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 180 185
DH Europe Finance II SARL
3.400% due 11/15/49 684 811
DP World PLC
5.625% due 09/25/48 (Þ) 200 255
Ecopetrol SA
5.375% due 06/26/26 60 69
5.875% due 05/28/45 350 424
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 496 526
6.000% due 01/22/14 (Þ) 614 886
Enbridge, Inc.
3.700% due 07/15/27 687 783
ENEL Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 804
Enel SpA
8.750% due 09/24/73 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.880%)(Ê)(Þ) 679 793
Eni SpA
4.250% due 05/09/29 (Þ) 658 779
Equate Petrochemical BV

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 11/03/26 (Þ) 200 223
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 906
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.147% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 138 137
Froneri International, Ltd. Term Loan
2.397% due 01/31/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 119 118
Garda World Security Corp. 2019 1ST
Lien Term Loan B
4.900% due 10/30/26 (USD 1 Month
LIBOR + 4.750%)(Ê) 69 69
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 672 713
GE Capital International Funding Co.,
Unlimited Co.
Series WI
3.373% due 11/15/25 764 850
4.418% due 11/15/35 600 715
GFL Environmental, Inc.
4.250% due 06/01/25 (Þ) 70 73
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 15 15
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 256 264
2.875% due 06/01/22 510 528
Glencore Finance Canada, Ltd.
6.000% due 11/15/41 (Þ) 667 845
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.100% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 277 275
Heineken NV
3.400% due 04/01/22 (Þ) 710 735
HSBC Bank PLC
7.650% due 05/01/25 375 466
HSBC Holdings PLC
3.900% due 05/25/26 220 251
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 208
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 468
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 200 231
5.250% due 03/14/44 609 850
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 852
Indonesia Government International
Bond
3.500% due 01/11/28 210 235
4.350% due 01/11/48 240 286
3.700% due 10/30/49 540 589
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 04/25/22 430 447
Innogy Finance BV
6.650% due 04/30/38 (Þ) 621 925
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 400 414
3.375% due 01/12/23 (Þ) 200 209
5.017% due 06/26/24 (Þ) 292 319
3.875% due 01/12/28 (Þ) 846 933
Israel Government International Bond
2.750% due 07/03/30 200 221
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 247
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 210 239
Lloyds Bank PLC
12.000% due 12/29/49 (Þ) 681 786
Lloyds Banking Group PLC
4.050% due 08/16/23 742 811
4.375% due 03/22/28 200 238
4.550% due 08/16/28 400 482
6.657% due 12/29/49 (Þ) 108 137
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 732
MA Finance Co. LLC Term Loan B
2.896% due 06/21/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 4 4
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 170 189
Methanex Corp.
5.250% due 12/15/29 221 240
Mexico Government International Bond
6.050% due 01/11/40 30 40
4.750% due 03/08/44 20 24
4.350% due 01/15/47 610 695
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 534 550
National Bank of Canada
2.150% due 10/07/22 (Þ) 780 804
Natwest Group PLC
3.875% due 09/12/23 200 217
5.125% due 05/28/24 420 474
4.519% due 06/25/24 200 218
4.269% due 03/22/25 200 221
7.648% due 12/31/49 136 207
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 732
Nissan Motor Acceptance Corp.
3.522% due 09/17/25 (Þ) 280 300
4.345% due 09/17/27 (Þ) 300 331
Nutrien Ltd.
5.875% due 12/01/36 627 844
Panama Government International Bond
2.252% due 09/29/32 260 268
Panther BF Aggregator, LP Term Loan B
3.647% due 04/30/26 (USD 1 Month
LIBOR + 3.500%)(Ê) 310 309

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 4 4
Peruvian Government International Bond
2.783% due 01/23/31 130 143
6.550% due 03/14/37 30 46
5.625% due 11/18/50 160 252
Petrobras Global Finance BV
Series WI
5.299% due 01/27/25 1,715 1,937
Petroleos Mexicanos
6.625% due 06/15/35 10 10
Series WI
4.625% due 09/21/23 100 104
6.875% due 08/04/26 220 240
Prosus NV
4.850% due 07/06/27 (Þ) 250 287
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 140 57
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 210 287
4.400% due 04/16/50 (Þ) 360 469
Reliance Industries, Ltd.
5.400% due 02/14/22 684 716
RESIMAC Premier
1.274% due 02/07/52 (Þ) 912 912
Royal Bank of Canada
1.150% due 06/10/25 120 123
Series GMTN
1.600% due 04/17/23 200 206
Royal Caribbean Cruises, Ltd.
5.250% due 11/15/22 46 46
11.500% due 06/01/25 (Þ) 337 394
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 737 794
Sands China, Ltd.
3.800% due 01/08/26 (Þ) 200 213
Series WI
5.125% due 08/08/25 1,012 1,135
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 238 263
Class N
4.750% due 09/15/25 (Þ) 701 790
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 768 815
Schneider Electric SE
2.950% due 09/27/22 (Þ) 800 835
Shell International Finance BV
2.875% due 05/10/26 40 44
2.750% due 04/06/30 100 110
4.375% due 05/11/45 320 421
4.000% due 05/10/46 80 101
3.250% due 04/06/50 230 260
Siemens Financieringsmaatschappij NV
2.700% due 03/16/22 (Þ) 769 790
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 773
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman Ltd
8.000% due 09/20/25 (Þ) 150 168
Standard Chartered PLC
3.785% due 05/21/25 (USD 3 Month
LIBOR + 1.560%)(Ê)(Þ) 447 485
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 111 144
Stars Group Holdings BV Term Loan B
3.720% due 07/10/25 (USD 3 Month
LIBOR + 3.500%)(Ê) 4 4
Suncor Energy, Inc.
6.500% due 06/15/38 607 845
Suzano Austria GmbH
3.750% due 01/15/31 270 286
Swedbank AB
2.800% due 03/14/22 (Þ) 624 642
1.300% due 06/02/23 (Þ) 200 204
Syngenta Finance NV
3.125% due 03/28/22 718 731
Telecom Italia Capital SA
6.375% due 11/15/33 276 339
Telecom Italia SpA
6.000% due 09/30/34 253 308
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 179 186
Telefonica Emisiones SA
4.570% due 04/27/23 682 746
5.213% due 03/08/47 150 193
Tesco PLC
6.150% due 11/15/37 (Þ) 623 804
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 40 40
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 330 327
3.150% due 10/01/26 370 356
Toronto-Dominion Bank (The)
0.750% due 06/12/23 240 243
1.150% due 06/12/25 110 112
Total Capital Canada, Ltd.
2.750% due 07/15/23 770 817
Total Capital International SA
2.700% due 01/25/23 713 747
Trane Technologies Luxembourg Finance
SA
4.500% due 03/21/49 638 830
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 644 841
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 746 832
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 685 772
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 200 199

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UBS Group AG
1.750% due 04/21/22 (Þ) 1,017 1,035
3.491% due 05/23/23 (Þ) 270 281
2.859% due 08/15/23 (USD 3 Month
LIBOR + 0.954%)(Ê)(Þ) 200 207
4.125% due 04/15/26 (Þ) 694 802
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 660 724
UniCredit SpA
6.572% due 01/14/22 (Þ) 1,042 1,098
Vale Overseas, Ltd.
6.875% due 11/21/36 180 264
Vodafone Group PLC
4.375% due 05/30/28 170 204
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 321 399
Woori Bank
4.750% due 04/30/24 (Þ) 734 817
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 200 210
Ziggo Secured Finance BV Term Loan I
2.652% due 04/30/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 16 16
95,070
Loan Agreements - 1.2%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.750% due 09/24/25 (USD 3 Month
LIBOR + 4.750%)(Ê) 175 174
Allied Universal Holdco Term Loan B
4.397% due 07/12/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 321 319
APi Group DE, Inc. Term Loan B
2.647% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 317 316
Asplundh Tree Expert LLC Term Loan B
2.644% due 09/04/27 (USD 1 Month
LIBOR + 2.500%)(Ê) 40 40
Asurion LLC 1st Lien Term Loan B7
3.147% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 187 185
Asurion LLC 2020 Term Loan B8
0.000% due 12/23/26 (~)(Ê)(v) 20 20
Asurion LLC Term Loan B4
3.396% due 08/04/22 (USD 1 Month
LIBOR + 3.250%)(Ê) 184 182
Asurion LLC Term Loan B6
3.147% due 11/03/23 (USD 1 Month
LIBOR + 3.000%)(Ê) 47 46
Atlantic Aviation FBO, Inc. Term Loan B
3.897% due 12/06/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 20 20
Berry Global, Inc. Term Loan W
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.156% due 10/01/22 (USD 1 Month
LIBOR + 2.000%)(Ê) 59 59
Boeing Co. (The) Delayed Draw Term
Loan
1.511% due 02/06/22 (USD 3 Month
LIBOR + 1.250%)(Ê) 270 266
Brickman Group, Ltd. 1st Lien Term
Loan B
2.688% due 08/15/25 (USD 1 Month
LIBOR + 2.500%)(Ê) 39 39
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.897% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 137 134
Caesars Resort Collection LLC 2020
Term Loan
4.688% due 06/19/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 160 160
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (USD 3 Month
LIBOR + 2.500%)(Ê) 348 345
Charter Communications Operating LLC
Term Loan B1
1.900% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 323 322
Citadel Securities, LP Term Loan B
2.897% due 02/27/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 267 266
CityCenter Holdings LLC Term Loan B
3.000% due 04/18/24 (USD 1 Month
LIBOR + 2.250%)(Ê) 27 26
CSC Holdings LLC 2019 Term Loan B5
2.652% due 04/15/27 (USD 1 Month
LIBOR + 2.500%)(Ê) 50 49
Dcert Buyer, Inc. Term Loan B
4.147% due 10/16/26 (USD 1 Month
LIBOR + 4.000%)(Ê) 328 327
Deerfield Dakota Holding, LLC 2020
Term Loan B
4.750% due 04/09/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 100 100
Dell International LLC Term Loan B
2.750% due 09/19/25 (USD 1 Month
LIBOR + 2.000%)(Ê) 212 212
Delta Air Lines, Inc. Term Loan B
5.750% due 04/29/23 (USD 3 Month
LIBOR + 4.750%)(Ê) 229 232
Edelman Financial Center LLC Term
Loan B1
3.145% due 07/19/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 69 67
Elanco Animal Health, Inc. Term Loan B
1.905% due 02/04/27 (USD 3 Month
LIBOR + 1.750%)(Ê) 213 211
Eyecare Partners LLC Delayed Draw
Term Loan
3.750% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 19 18
Eyecare Partners LLC Term Loan

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.897% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 80 78
First Eagle Holdings, Inc. Term Loan B
2.720% due 02/02/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 39 39
Focus Financial Partners LLC 2020
Term Loan
2.147% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 148 147
Genesee & Wyoming, Inc. New Term
Loan
2.220% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 149 148
Golden Nugget, Inc. 1st Lien Term Loan
B
3.250% due 10/04/23 (USD 2 Month
LIBOR + 2.500%)(Ê) 148 143
HCA, Inc. Term Loan B12
1.897% due 03/13/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 47 47
Hilton Worldwide Finance LLC Term
Loan B
1.898% due 06/21/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 345 340
iHeartCommunications , Inc. 2020 Term
Loan
3.147% due 05/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 257 252
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
2.897% due 07/31/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 137 135
Jaguar Holding Co. II 1st Lien Term
Loan
3.500% due 08/18/22 (USD 1 Month
LIBOR + 2.500%)(Ê) 85 85
Jane Street Group LLC Term Loan
3.147% due 01/07/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 316 315
Level 3 Financing, Inc. Term Loan B
1.897% due 03/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 148 146
McAfee LLC Term Loan B
3.896% due 09/29/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 204 204
Michaels Stores, Inc. 2020 Term Loan B
4.250% due 10/01/27 (USD 1 Month
LIBOR + 3.500%)(Ê) 127 126
Milano Acquisition Corp. Term Loan B
4.750% due 10/01/27 (USD 3 Month
LIBOR + 4.000%)(Ê) 180 180
MultiPlan , Inc. Term Loan B
3.750% due 06/07/23 (USD 3 Month
LIBOR + 2.750%)(Ê) 170 169
Nexstar Broadcasting, Inc. Term Loan B4
2.905% due 09/19/26 (USD 3 Month
LIBOR + 2.750%)(Ê) 346 343
Option Care Health, Inc. Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.647% due 08/06/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 317 316
Party City Holdings, Inc. 1st Lien Term
Loan
3.250% due 08/19/22 (USD 3 Month
LIBOR + 2.500%)(Ê) 22 21
PCI Gaming Authority Term Loan
2.647% due 05/31/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 79 78
Phoenix Guarantor, Inc. Term Loan B
3.401% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 122 121
Prime Security Services Borrower LLC
Term Loan B1
4.250% due 09/23/26 (USD 3 Month
LIBOR + 3.250%)(Ê) 228 229
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.897% due 11/16/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 277 275
Reynolds American, Inc. Term Loan
1.896% due 02/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 149 148
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
3.826% due 02/05/23 (USD 1 Month
LIBOR + 2.750%)(Ê) 5 4
Scientific Games International, Inc.  1st
Lien Term Loan B5
3.471% due 08/14/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 320 312
Seattle SpinCo , Inc. 1st Lien Term Loan
B3
2.647% due 06/21/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 26 25
Sotera Health Holdings LLC Term Loan
5.500% due 12/13/26 (USD 3 Month
LIBOR + 4.500%)(Ê) 283 284
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (USD 3 Month
LIBOR + 3.750%)(Ê) 216 212
Trans Union LLC Term Loan B5
1.897% due 11/13/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 92 92
UFC Holdings LLC Term Loan
4.250% due 04/29/26 (USD 6 Month
LIBOR + 3.250%)(Ê) 217 216
US Foods, Inc. Term Loan B
1.897% due 06/27/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 89 88
2.750% due 09/13/26 (USD 1 Month
LIBOR + 2.000%)(Ê) 89 88
VFH Parent LLC Term Loan B
3.151% due 03/01/26 (USD 3 Month
LIBOR + 3.000%)(Ê) 272 271
VICI Properties, Inc. 1st Lien Term
Loan B
1.906% due 12/22/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 146 144

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Virgin Media Secured Finance PLC Term
Loan
2.652% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 297 294
VVC Holdings Corp. Term Loan B
4.750% due 02/11/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 424 422
Western Digital Corp. 1st Lien Term
Loan B4
1.906% due 04/29/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 24 24
Wynn Resorts Finance LLC Term Loan A
1.900% due 09/20/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 338 325
11,021
Mortgage-Backed Securities - 22.9%
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A
2.805% due 02/25/45 (USD 6 Month
LIBOR + 2.000%)(Ê) 6 6
BAMLL Commercial Mortgage Securities
Trust
Series 2020-JGDN Class A
3.000% due 11/15/25 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 900 901
Banc of America Funding Trust
Series 2005-D Class A1
4.217% due 05/25/35 (~)(Ê) 208 213
Series 2006-6 Class 2A1
6.000% due 08/25/36 710 713
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.569% due 08/26/35 (~)(Ê)(Þ) 639 579
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.911% due 07/25/34 (~)(Ê) 99 95
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 71 71
Bellemeade Re, Ltd.
Series 2020-1A Class M1A
2.825% due 06/25/30 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 929 931
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 1,059 1,070
BX Trust
Series 2018-BILT Class C
1.405% due 05/15/30 (USD 1 Month
LIBOR + 1.220%)(Ê)(Þ) 1,650 1,582
Series 2018-BIOA Class E
2.136% due 03/15/37 (USD 1 Month
LIBOR + 1.951%)(Ê)(Þ) 1,575 1,576
Series 2018-IND Class G
2.235% due 11/15/35 (USD 1 Month
LIBOR + 2.050%)(Ê)(Þ) 133 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 1,044 1,046
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 956
Series 2019-LIFE Class G
3.435% due 12/15/37 (USD 1 Month
LIBOR + 3.250%)(Ê)(Þ) 1,651 1,588
CHL Mortgage Pass-Through Trust
Series 2005-3 Class 1A2
0.748% due 04/25/35 (USD 1 Month
LIBOR + 0.580%)(Ê) 6 5
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 178
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,425
Series 2019-SST2 Class F
2.685% due 12/15/36 (USD 1 Month
LIBOR + 2.500%)(Ê)(Þ) 430 423
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
4.380% due 10/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.400%)(Ê) 3 3
Series 2015-2 Class 5A1
0.737% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 70 71
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 195 209
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 211 216
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 205 221
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 140 141
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 899 838
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,520 1,501
Countrywide Alternative Loan Trust
Series 2007-16CB Class 1A5
0.548% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 346 246
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
5.535% due 07/15/32 (USD 1 Month
LIBOR + 5.350%)(Ê)(Þ) 600 421
Series 2019-ICE4 Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 170 170
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,274
Credit Suisse Mortgage Trust
4.764% due 12/15/22 680 669
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 718 733
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 1,013
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 240 262
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 351 350
Eagle Re, Ltd.
Series 2018-1 Class M2
3.148% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 735
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 511 509
Fannie Mae
4.500% due 2024 1 2
4.500% due 2025 81 87
2.560% due 2028 370 407
2.790% due 2029 300 338
3.160% due 2029 49 55
2.260% due 2030 197 214
3.500% due 2030 70 75
2.600% due 2031 375 414
5.000% due 2031 75 84
2.500% due 2032 1,003 1,062
6.000% due 2032 14 17
3.000% due 2033 718 762
3.500% due 2033 514 555
5.000% due 2033 5 5
3.500% due 2034 107 116
5.500% due 2034 12 14
2.500% due 2035 5,838 6,187
4.500% due 2035 318 362
5.500% due 2037 84 99
5.500% due 2038 360 424
6.000% due 2039 32 38
4.000% due 2040 224 253
5.500% due 2040 429 504
6.000% due 2040 98 116
4.000% due 2041 365 406
6.000% due 2041 155 185
3.500% due 2043 967 1,056
4.000% due 2044 776 877
3.500% due 2045 1,139 1,233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2046 665 708
3.500% due 2046 378 406
4.000% due 2046 1,072 1,179
4.500% due 2046 361 408
3.000% due 2047 3,006 3,182
3.500% due 2047 428 465
4.000% due 2047 624 672
4.500% due 2047 338 369
3.500% due 2048 967 1,025
4.000% due 2048 1,257 1,349
4.500% due 2048 2,012 2,218
5.000% due 2048 641 710
3.000% due 2049 5,758 6,205
3.500% due 2049 747 810
4.000% due 2049 1,448 1,585
4.500% due 2049 427 466
5.000% due 2049 897 991
2.000% due 2050 4,203 4,366
2.500% due 2050 16,053 17,107
3.000% due 2050 12,578 13,504
3.500% due 2050 4,199 4,482
4.500% due 2050 289 314
5.000% due 2050 176 194
4.000% due 2056 932 1,039
4.500% due 2056 232 265
5.500% due 2056 218 258
3.500% due 2057 699 772
4.000% due 2057 129 144
4.500% due 2057 189 217
4.500% due 2058 70 80
15 Year TBA(Ï)
1.500% 1,700 1,749
30 Year TBA(Ï)
2.000% 5,600 5,809
2.500% 2,800 2,951
Fannie Mae Aces
Series 2013-M6 Class 1AC
3.552% due 02/25/43 (~)(Ê) 84 95
Series 2018-M9 Class APT2
3.228% due 04/25/28 (~)(Ê) 196 220
Series 2019-M19 Class A2
2.560% due 09/25/29 389 426
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 200 216
Series 2019-M27 Class A2
2.700% due 11/25/40 100 113
Series 2019-M28 Class AV
2.232% due 02/25/27 261 279
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C02 Class 1M2
2.768% due 05/25/24 (USD 1 Month
LIBOR + 2.600%)(Ê) 610 594
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 438 426
Series 2014-C04 Class 1M2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.068% due 11/25/24 (USD 1 Month
LIBOR + 4.900%)(Ê) 549 563
Series 2016-C04 Class 1M2
4.418% due 01/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 33 34
Series 2016-C06 Class 1M2
4.418% due 04/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 1,430 1,498
Series 2017-C01 Class 1M2
3.718% due 07/25/29 (USD 1 Month
LIBOR + 3.550%)(Ê) 543 559
Series 2017-C05 Class 1M2
2.368% due 01/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 1,502 1,500
Series 2018-C01 Class 1B1
3.718% due 07/25/30 (USD 1 Month
LIBOR + 3.550%)(Ê) 270 269
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 518 517
Series 2019-R07 Class 1M2
2.268% due 10/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 588 586
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 7 8
Series 2004-W5 Class A1
6.000% due 02/25/47 137 163
Series 2005-24 Class ZE
5.000% due 04/25/35 148 168
Series 2012-35 Class SC
Interest Only STRIP
6.332% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 17 4
Series 2012-55 Class PC
3.500% due 05/25/42 424 463
Series 2013-54 Class BS
Interest Only STRIP
5.982% due 06/25/43 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 75 17
Series 2013-124 Class SB
Interest Only STRIP
5.782% due 12/25/43 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 87 17
Series 2016-23 Class ST
Interest Only STRIP
5.832% due 11/25/45 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 293 69
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 247 48
Series 2017-76 Class SB
Interest Only STRIP
5.932% due 10/25/57 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 270 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-85 Class SC
Interest Only STRIP
6.032% due 11/25/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 54 11
Series 2020-47 Class GZ
2.000% due 07/25/50 101 102
Series 2020-56 Class DI
Interest Only STRIP
2.500% due 08/25/50 196 29
Series 2020-74 Class EI
Interest Only STRIP
2.500% due 10/25/50 98 14
Series 2020-89 Class DI
Interest Only STRIP
2.500% due 12/25/50 298 38
Fannie Mae-Aces
Series 2019-M4 Class A2
3.610% due 02/25/31 90 107
Series 2020-M36 Class X1
Interest Only STRIP
1.564% due 09/25/34 (~)(Ê) 599 64
Flagstar Mortgage Trust
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 105 107
Freddie Mac
3.500% due 2030 77 83
2.500% due 2031 3,503 3,713
3.000% due 2032 49 51
4.500% due 2034 110 121
5.500% due 2038 269 316
6.000% due 2038 64 76
5.000% due 2040 153 178
4.000% due 2041 951 1,075
4.500% due 2041 150 168
5.500% due 2041 166 195
3.500% due 2043 455 505
4.000% due 2044 392 432
3.500% due 2045 800 875
4.000% due 2045 301 331
3.000% due 2046 2,416 2,615
4.000% due 2046 219 237
4.500% due 2046 192 211
2.542% due 2047 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.285%)(Ê) 172 178
3.000% due 2047 948 1,024
3.000% due 2048 145 157
4.000% due 2048 1,543 1,680
4.500% due 2048 425 462
5.000% due 2048 131 145
3.000% due 2049 460 493
4.500% due 2049 498 549
5.000% due 2049 192 212
1.500% due 2050 1,985 2,005
2.500% due 2050 3,074 3,276
3.000% due 2050 9,135 9,805

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2050 672 715
4.000% due 2050 146 156
4.500% due 2050 159 172
5.000% due 2050 315 348
2.000% due 2051 4,100 4,259
Series 2014-334 Class S7
Interest Only STRIP
5.915% due 08/15/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 122 27
Series 2016-353 Class S1
Interest Only STRIP
5.815% due 12/15/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 60 14
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-K058 Class X1
Interest Only STRIP
0.926% due 08/25/26 (~)(Ê) 2,012 93
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 53 61
Series 2006-R007 Class ZA
6.000% due 05/15/36 175 208
Series 2010-3632 Class PK
5.000% due 02/15/40 106 118
Series 2010-3653 Class B
4.500% due 04/15/30 158 174
Series 2011-3973 Class SA
Interest Only STRIP
6.305% due 12/15/41 (-1 x USD 1
Month LIBOR + 6.490%)(Ê) 264 60
Series 2012-4010 Class KM
3.000% due 01/15/42 91 97
Series 2018-4813 Class CJ
3.000% due 08/15/48 43 45
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 2,500 245
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 1,128 102
Series 2020-5010 Class IK
Interest Only STRIP
2.500% due 09/25/50 98 12
Series 2020-5010 Class JI
Interest Only STRIP
2.500% due 09/25/50 197 28
Series 2020-5013 Class IN
Interest Only STRIP
2.500% due 09/25/50 99 15
Series 2020-5018 Class MI
Interest Only STRIP
2.000% due 10/25/50 99 13
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 1,484 170
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5040 Class IB
Interest Only STRIP
2.500% due 11/25/50 99 12
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 2,856 388
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 1,307 148
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 1,718 232
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2020-1 Class M
4.250% due 08/25/59 (~)(Ê)(Þ) 720 727
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
3.918% due 09/25/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 516 530
Series 2015-DN1 Class M3
4.318% due 01/25/25 (USD 1 Month
LIBOR + 4.150%)(Ê) 153 155
Series 2016-DNA2 Class M3
4.818% due 10/25/28 (USD 1 Month
LIBOR + 4.650%)(Ê) 1,553 1,615
Series 2016-DNA4 Class M3
3.968% due 03/25/29 (USD 1 Month
LIBOR + 3.800%)(Ê) 2,043 2,115
Series 2017-DNA2 Class B1
5.318% due 10/25/29 (USD 1 Month
LIBOR + 5.150%)(Ê) 510 542
Series 2017-DNA2 Class M2
3.618% due 10/25/29 (USD 1 Month
LIBOR + 3.450%)(Ê) 440 454
Series 2020-DNA1 Class B1
2.450% due 01/25/50 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 270 265
Series 2020-DNA5 Class M1
1.387% due 10/25/50 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 678 679
Ginnie Mae I
3.000% due 2042 268 284
3.500% due 2048 62 66
Ginnie Mae II
3.500% due 2044 60 65
3.000% due 2045 81 86
3.500% due 2045 23 24
3.000% due 2046 175 187
3.500% due 2047 240 261
4.000% due 2047 478 516
4.500% due 2048 1,105 1,197
5.000% due 2048 354 387
3.500% due 2049 148 154
4.000% due 2049 471 511
4.500% due 2049 405 438

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2049 697 763
2.500% due 2050 100 108
3.000% due 2050 282 295
3.500% due 2050 95 101
4.000% due 2050 572 612
30 Year TBA(Ï)
2.000% 1,700 1,777
2.500% 1,600 1,692
Ginnie Mae REMICS
Series 2012-135 Class IO
Interest Only STRIP
0.607% due 01/16/53 (~)(Ê) 1,244 26
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 544 53
Series 2013-107 Class AD
2.694% due 11/16/47 (~)(Ê) 173 183
Series 2014-17 Class AM
2.580% due 06/16/48 (~)(Ê) 49 51
Series 2016-21 Class ST
Interest Only STRIP
5.960% due 02/20/46 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 186 41
Series 2016-51 Class NS
Interest Only STRIP
5.860% due 04/20/46 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 81 15
Series 2018-130 Class A
3.250% due 05/16/59 32 34
Series 2019-123 Class A
3.000% due 10/20/49 57 58
Series 2020-47 Class MI
Interest Only STRIP
3.500% due 04/20/50 385 56
Series 2020-47 Class NI
Interest Only STRIP
3.500% due 04/20/50 96 16
Series 2020-123 Class IL
Interest Only STRIP
2.500% due 08/20/50 99 14
Series 2020-123 Class NI
Interest Only STRIP
2.500% due 08/20/50 198 28
Series 2020-127 Class IN
Interest Only STRIP
2.500% due 08/20/50 99 13
Series 2020-129 Class IE
Interest Only STRIP
2.500% due 09/20/50 99 14
Series 2020-160 Class IH
Interest Only STRIP
2.500% due 10/20/50 100 14
Series 2020-160 Class YI
Interest Only STRIP
2.500% due 10/20/50 299 43
Series 2020-167 Class BI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.500% due 11/20/50 1,683 193
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 1,695 193
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 1,895 216
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 5,689 675
Series 2020-H09 Class FL
1.340% due 05/20/70 (USD 1 Month
LIBOR + 1.150%)(Ê) 200 210
Series 2020-H09 Class NF
1.440% due 04/20/70 (USD 1 Month
LIBOR + 1.250%)(Ê) 91 94
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 393 393
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
1.485% due 09/15/31 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 490 423
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 255
Series 2019-SOHO Class A
1.085% due 06/15/36 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 630 629
Hawaii Hotel Trust
Series 2019-MAUI Class C
1.835% due 05/15/38 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 940 901
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,266
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 588
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 226
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 993
HomeBanc Mortgage Trust
Series 2005-3 Class M4
0.818% due 07/25/35 (USD 1 Month
LIBOR + 0.670%)(Ê) 940 924
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,216 1,170
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 16 16

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Mortgage Trust
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 332 342
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 654 668
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 114 117
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 268 274
Series 2018-LTV1 Class A4
4.000% due 04/25/49 (~)(Ê)(Þ) 499 508
Legacy Mortgage Asset Trust
Series 2019-GS7 Class A1
3.250% due 11/25/59 (~)(Ê)(Þ) 666 667
LSTAR Securities Investment, Ltd.
Series 2019-4 Class A1
1.673% due 05/01/24 (USD 1 Month
LIBOR + 1.500%)(Ê)(Þ) 350 349
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 99 55
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 99 55
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2017-C34 Class B
4.111% due 11/15/52 (~)(Ê) 240 270
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 75 75
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 200 224
Series 2016-UBS9 Class A4
3.594% due 03/15/49 205 227
Series 2018-BOP Class E
2.135% due 06/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,669 1,510
Series 2018-SUN Class E
2.135% due 07/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,955 1,859
Series 2019-BPR Class A
1.585% due 05/15/36 (USD 1 Month
LIBOR + 1.400%)(Ê)(Þ) 350 337
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 1,970 1,857
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,469
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 189
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 255 251
Natixis Commercial Mortgage Securities
Trust
Series 2019-FAME Class A
3.047% due 08/15/36 (Þ) 440 437
New Residential Mortgage Loan Trust
Series 2019-NQM4 Class A2
2.644% due 09/25/59 (~)(Ê)(Þ) 408 414
Nomura Resecuritization Trust
Series 2015-4R Class 1A14
0.940% due 03/26/47 (USD 1 Month
LIBOR + 0.190%)(Ê)(Þ) 1,096 958
Oaktown Re, Ltd.
Series 2020-2A Class M1A
2.543% due 10/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 1,018 1,019
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
2.170% due 03/27/24 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 237 219
Series 2019-3R Class A
2.870% due 10/27/22 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 371 367
Preston Ridge Partners Mortgage LLC
Series 2020-3 Class A1
2.857% due 09/25/25 (~)(Ê)(Þ) 559 563
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 679 680
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 567 566
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 200 211
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
0.618% due 02/25/34 (USD 1 Month
LIBOR + 0.450%)(Ê) 13 12
SBALR Commercial Mortgage Trust
Series 2020-RR1 Class C
3.979% due 02/13/53 (~)(Ê) 410 417
Sequoia Mortgage Trust
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 486 486
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 247 252
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
3.937% due 06/25/36 (~)(Ê) 922 718
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.925% due 11/11/34 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 243 236
UBS Commercial Mortgage Trust
Series 2018-C13 Class B
4.786% due 10/15/51 (~)(Ê) 240 269
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.404% due 08/25/33 (~)(Ê) 41 41
Series 2005-10 Class 3CB1
6.000% due 11/25/35 624 578
Wells Fargo Commercial Mortgage Trust
Series 2017-RB1 Class XA
Interest Only STRIP
1.403% due 03/15/50 (~)(Ê) 1,918 119
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 297 307
210,311
Non-US Bonds - 4.1%
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 2,050 436
10.000% due 01/01/25 BRL 3,523 784
10.000% due 01/01/27 BRL 745 170
Canadian Government International
Bond
1.500% due 06/01/23 CAD 1,259 1,019
2.250% due 06/01/25 CAD 966 821
1.000% due 06/01/27 CAD 972 789
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 8,010,600 2,847
6.000% due 04/28/28 COP 2,526,100 792
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 4,651,000 379
Series FR59
7.000% due 05/15/27 IDR 7,858,000 602
Series FR68
8.375% due 03/15/34 IDR 8,068,000 669
Series FR77
8.125% due 05/15/24 IDR 2,537,000 199
Series FR78
8.250% due 05/15/29 IDR 15,784,000 1,293
Japan 20 Year Government International
Bond
Series 170
0.300% due 09/20/39 JPY 19,050 182
Malaysia Government International Bond
Series 0114
4.181% due 07/15/24 MYR 5,384 1,436
Series 0116
3.800% due 08/17/23 MYR 2,149 559
Series 0119
3.906% due 07/15/26 MYR 584 157
Series 0218
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.757% due 04/20/23 MYR 1,887 488
Series 0307
3.502% due 05/31/27 MYR 1,184 313
Series 0313
3.480% due 03/15/23 MYR 1,352 348
Series 0319
3.478% due 06/14/24 MYR 83 22
Series 0411
4.232% due 06/30/31 MYR 1,112 311
Mexican Bonos
Series M 20
8.500% due 05/31/29 MXN 27,440 1,681
Series M 30
10.000% due 11/20/36 MXN 19,304 1,359
Series M
7.750% due 11/13/42 MXN 82,307 4,762
8.000% due 11/07/47 MXN 38,160 2,263
Peruvian Government International Bond
5.700% due 08/12/24 PEN 3,310 1,069
6.900% due 08/12/37 PEN 1,861 634
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 749
Series 6219
7.750% due 09/16/26 RUB 31,660 476
Series 6224
6.900% due 05/23/29 RUB 78,719 1,143
Series 6225
7.250% due 05/10/34 RUB 1,960 29
Series 6228
7.650% due 04/10/30 RUB 61,470 939
Series 6230
7.700% due 03/16/39 RUB 42,470 656
Singapore Government International
Bond
3.125% due 09/01/22 SGD 461 365
2.750% due 07/01/23 SGD 836 670
3.000% due 09/01/24 SGD 823 683
2.125% due 06/01/26 SGD 2,930 2,399
3.500% due 03/01/27 SGD 316 279
2.875% due 07/01/29 SGD 549 486
2.875% due 09/01/30 SGD 1,200 1,078
Spain Government International Bond
1.950% due 07/30/30 (Þ) EUR 840 1,217
37,553
United States Government Treasuries - 14.6%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 581 591
0.375% due 07/15/23 5,697 6,035
0.375% due 07/15/25 3,632 3,989
0.125% due 07/15/30 1,625 1,822
3.375% due 04/15/32 3,315 5,048
2.125% due 02/15/40 1,644 2,545
2.125% due 02/15/41 226 354
1.375% due 02/15/44 1,765 2,539
0.750% due 02/15/45 287 370

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 02/15/46 1,022 1,392
0.875% due 02/15/47 2,384 3,201
1.000% due 02/15/48 570 793
United States Treasury Notes
1.375% due 01/31/22 545 552
0.125% due 05/31/22 11,240 11,243
1.875% due 05/31/22 1,445 1,481
1.625% due 08/15/22 6,695 6,857
1.750% due 05/15/23 5,035 5,226
1.375% due 06/30/23 370 381
1.250% due 07/31/23 1,890 1,944
1.625% due 10/31/23 3,385 3,526
0.250% due 11/15/23 30 30
2.125% due 11/30/23 2,330 2,463
1.250% due 08/31/24 335 347
2.000% due 02/15/25 2,545 2,724
0.375% due 04/30/25 520 522
2.125% due 05/15/25 325 351
0.250% due 05/31/25 1,950 1,946
0.250% due 06/30/25 190 189
2.000% due 08/15/25 1,623 1,748
3.000% due 10/31/25 525 592
2.250% due 11/15/25 1,455 1,589
0.250% due 12/31/25 80 80
1.625% due 02/15/26 1,973 2,098
2.250% due 03/31/26 820 899
1.625% due 05/15/26 2,330 2,480
1.500% due 08/15/26 5,420 5,738
0.500% due 04/30/27 20 20
2.375% due 05/15/27 1,575 1,756
0.500% due 05/31/27 4,145 4,129
0.500% due 08/31/27 620 616
0.500% due 10/31/27 1,920 1,904
0.625% due 11/30/27 2,000 1,999
0.625% due 12/31/27 1,960 1,957
2.750% due 02/15/28 525 602
2.375% due 05/15/29 375 424
0.625% due 05/15/30 120 117
0.625% due 08/15/30 1,490 1,452
0.875% due 11/15/30 1,650 1,644
1.125% due 05/15/40 2,355 2,232
1.125% due 08/15/40 3,005 2,840
1.375% due 11/15/40 1,230 1,214
2.750% due 11/15/42 915 1,132
2.875% due 05/15/43 140 177
3.125% due 08/15/44 705 928
2.875% due 08/15/45 1,750 2,223
3.000% due 05/15/47 290 379
2.750% due 11/15/47 1,370 1,716
3.000% due 02/15/48 630 825
3.125% due 05/15/48 545 730
3.375% due 11/15/48 370 519
2.000% due 02/15/50 2,090 2,265
1.250% due 05/15/50 11,920 10,789
1.375% due 08/15/50 5,160 4,821
1.625% due 11/15/50 790 785
133,880
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Investments
(cost $739,292) 773,953
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 80,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 1,760
—
Total Common Stocks
(cost $44) —
Options Purchased - 0.0%
(Number of Contracts)
United States 10 Year
Treasury Note Futures
Bank of America Jan 2021 138.00
Put (8) USD 1,1 04 (ÿ) 4
Total Options Purchased
(cost $5) 4
Short-Term Investments - 15.2%
Anthem, Inc.
3.700% due 08/15/21 40 40
Argentina Treasury Bond
Series CER
1.000% due 08/05/21 ARS 4,140 39
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 20 20
Bristol-Myers Squibb Co.
Series WI
2.250% due 08/15/21 70 71
Canadian Government International
Bond
0.750% due 09/01/21 CAD 857 676
Cigna Corp.
Series WI
3.400% due 09/17/21 60 61
Danone SA
2.077% due 11/02/21 (Þ) 690 699
Delta Air Lines, Inc.
3.400% due 04/19/21 170 171
Fannie Mae
4.316% due 01/01/21 (~)(Ê) 39 39
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 205
Series FXD
3.813% due 10/12/21 200 202
General Motors Financial Co., Inc.
4.375% due 09/25/21 20 21

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 11/06/21 100 103
Genworth Holdings, Inc.
7.625% due 09/24/21 52 53
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 380 391
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 3,130 3,909
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 30 30
Netflix, Inc.
5.375% due 02/01/21 60 60
Nordea Bank AB
4.875% due 05/13/21 (Þ) 265 269
Poland Government International Bond
5.125% due 04/21/21 550 558
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 70 71
Singapore Government International
Bond
2.250% due 06/01/21 SGD 321 245
1.250% due 10/01/21 SGD 972 740
Sumitomo Mitsui Banking Corp.
Series 5FXD
2.058% due 07/14/21 90 91
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 250 253
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 20 20
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 140 140
Toronto-Dominion Bank (The)
3.250% due 06/11/21 90 91
U.S. Cash Management Fund(@) 83,184,462(∞) 83,168
United States Treasury Bills
0.030% due 01/07/21 (ž)
(ç)
120 120
0.104% due 01/28/21 (ž)
(ç)
5,677 5,677
0.108% due 02/25/21 (ž) 6,327 6,326
0.076% due 03/25/21 (ž) 5,649 5,648
0.078% due 04/22/21 (ž) 7,856 7,854
0.083% due 04/29/21 (ž) 2,370 2,369
0.080% due 05/20/21 (ž) 5,850 5,848
United States Treasury Notes
1.250% due 10/31/21 7,545 7,615
1.500% due 11/30/21 5,150 5,214
UnitedHealth Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 12/15/21 40 41
US Bank NA
Series BKNT
3.150% due 04/26/21 250 252
Wells Fargo & Co.
4.600% due 04/01/21 220 221
Total Short-Term Investments
(cost $139,225) 139,621
Total Investments - 99.6%
(identified cost $878,566) 913,578
Other Assets and Liabilities,
Net - 0.4%
3,591
Net Assets - 100.0%
917,169

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
20.2%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 03/15/19 62,000 99.30 62
63
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 10/20/20 60,000 100.00 60
60
Abu Dhabi Government International Bond 10/03/17 200,000 99.88 200
207
Abu Dhabi Government International Bond 04/08/20 520,000 96.18 500
634
ACE Securities Corp. Mortgage Loan Trust 03/08/17 505,952 93.88 475
502
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 93.34 236
240
Adani Ports and Special Economic Zone, Ltd. 08/04/20 811,000 101.40 822
879
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.65 721
790
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
Ambac LSNI LLC 02/09/17 3,675,345 97.64 3,587
3,656
Anglo American Capital PLC 09/06/17 200,000 99.97 200
218
Anglo American Capital PLC 05/14/20 712,000 106.93 761
833
AP Moller - Maersk A/S 05/12/20 767,000 99.34 762
897
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 339,150 100.00 339
335
AT&T, Inc. 06/13/16 83,000 95.24 79
83
AT&T, Inc. 01/04/18 231,000 99.45 230
230
AT&T, Inc. 05/31/19 782,000 102.02 798
804
Avis Budget Rental Car Funding (AESOP) LLC 04/16/19 600,000 100.32 602
641
BAMLL Commercial Mortgage Securities Trust 10/30/20 900,000 100.00 900
901
Banco de Bogota SA 09/22/17 686,000 104.13 714
755
Banco de Credito del Peru 12/04/19 693,000 103.67 718
740
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 103.25 734
765
Banco Santander Chile 11/03/20 838,000 105.04 880
885
Bangkok Bank PCL 11/09/18 219,000 99.64 218
230
Banistmo SA 12/07/17 729,000 100.40 732
749
Bausch Health Cos., Inc. 04/15/20 50,000 109.16 55
56
Bausch Health Cos., Inc. 05/11/20 130,000 100.60 131
141
Bayer US Finance II LLC 08/03/20 682,000 120.80 824
816
Bayer US Finance LLC 08/02/18 726,000 100.48 729
792
BCAP LLC Trust 07/21/16 638,641 76.62 489
579
BCAP LLC Trust 03/20/17 469,940 86.54 407
411
BCAP LLC Trust 03/20/17 726,983 86.58 629
636
Bellemeade Re, Ltd. 08/26/20 928,587 100.51 933
931
Bellemeade Re, Ltd. 09/29/20 1,059,000 100.92 1,069
1,070
Berkshire Hathaway Energy Co. 04/07/20 699,000 107.40 751
791
Bharti Airtel International Netherlands BV 09/26/19 693,000 103.62 718
739
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 652,313 99.74 651
630
BMW US Capital LLC 03/20/18 20,000 99.07 20
20
BNP Paribas SA 08/07/18 200,000 99.57 199
237
BNP Paribas SA 01/03/19 260,000 100.00 260
289
BNP Paribas SA 06/02/20 200,000 100.00 200
209
BNP Paribas SA 06/10/20 722,000 110.70 799
842
BX Trust 03/02/18 1,575,000 99.48 1,567
1,576
BX Trust 06/01/18 1,650,000 100.00 1,650
1,582
BX Trust 03/05/19 133,000 100.45 134
133
BX Trust 10/09/19 1,044,228 100.00 1,044
1,046
CAMB Commercial Mortgage Trust 01/25/19 1,651,000 100.00 1,651
1,588
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.13 988
956
Cameron LNG LLC 12/05/19 30,000 100.00 30
33
Cameron LNG LLC 12/05/19 170,000 101.24 172
192
Cargill, Inc. 04/20/20 110,000 100.09 110
113
Carlyle Global Market Strategies CLO, Ltd. 11/07/19 760,003 99.63 757
756
Carnival Corp. 08/13/20 513,000 109.93 564
593
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 290,000 100.54 292
310
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.89 10
11
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,600
Cheniere Energy, Inc. 09/15/20 60,000 100.00 60
63
CIFC Funding, Ltd. 10/01/20 971,000 99.62 967
971
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102.38 174
178
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 98 .99 1,402
1,425
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100.00 430
423
Citigroup Mortgage Loan Trust, Inc. 02/01/17 70,076 97.86 69
71
CLI Funding VI LLC 10/02/20 2,338,863 99.98 2,338
2,359

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Commercial Mortgage Trust 01/22/16 195,000 1 05 . 47 206
209
Commercial Mortgage Trust 02/17/16 205,000 103.64 212
221
Commercial Mortgage Trust 07/25/16 140,000 102.00 143
141
Commercial Mortgage Trust 11/21/16 211,000 100.78 213
216
Commercial Mortgage Trust 06/05/19 899,000 100.00 899
838
Commerzbank AG 06/24/20 174,000 111.49 194
203
CORE Mortgage Trust 03/01/19 1,520,000 100.00 1,520
1,501
Credit Agricole SA 06/09/20 250,000 100.00 250
259
Credit Agricole SA 06/11/20 734,000 109.02 800
824
Credit Suisse Group AG 03/27/20 250,000 100.00 250
294
Credit Suisse Group AG 06/02/20 330,000 100.00 330
345
Credit Suisse Group AG 07/07/20 699,000 111.73 781
807
Credit Suisse Mortgage Capital Certificates 06/20/17 600,000 99.60 598
421
Credit Suisse Mortgage Capital Certificates 05/28/19 170,000 100.00 170
170
Credit Suisse Mortgage Capital Certificates 05/28/19 1,282,000 100.00 1,282
1,274
Credit Suisse Mortgage Trust 06/26/18 718,084 97.72 702
733
DAE Funding LLC 11/01/18 20,000 100.00 20
21
Daimler Finance NA LLC 10/02/20 792,000 102.89 815
819
Danone SA 10/26/16 690,000 99.96 690
699
Danone SA 04/22/19 718,000 100.09 719
755
Danske Bank A/S 01/11/19 400,000 101.10 404
418
Danske Bank A/S 03/11/19 862,000 103.98 904
973
Danske Bank A/S 09/17/19 200,000 102.24 204
215
Danske Bank A/S 06/16/20 200,000 100.00 200
203
DBGS Mortgage Trust 04/03/19 985,000 101.32 998
1,013
DCP Midstream Operating, LP 12/11/19 30,000 104.81 31
32
Dell International LLC / EMC Corp. 12/02/20 617,000 148.60 917
931
Delta Air Lines Pass-Through Trust 04/27/20 1,382,000 102.10 1,414
1,595
Delta Air Lines, Inc. 09/16/20 90,000 100.49 90
98
Delta Air Lines, Inc. 09/16/20 90,000 100.80 91
96
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 350,926 100.58 353
350
Dividend Solar Loans LLC 06/28/19 306,083 99.99 306
315
DP World PLC 10/03/19 200,000 115.15 230
255
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100.00 1,230
1,230
Eagle Re, Ltd. 01/27/20 511,000 100.00 511
509
Eagle Re, Ltd. 12/17/20 732,000 100.27 734
735
Electricite de France SA 04/24/20 614,000 130.59 802
886
Electricite de France SA 10/06/20 496,000 104.88 520
526
ENEL Finance International NV 01/05/18 706,000 101.00 713
804
Enel SpA 07/07/20 679,000 114.99 781
793
Eni SpA 09/26/19 658,000 108.34 713
779
Equate Petrochemical BV 10/27/16 200,000 99.23 198
223
Fannie Mae Connecticut Avenue Securities Trust 10/29/19 588,209 100.02 588
586
FirstKey Homes Trust 07/31/20 881,000 99.99 881
891
FirstKey Homes Trust 10/02/20 742,000 100.00 742
745
Flagstar Mortgage Trust 04/13/18 105,198 98.65 104
107
Flatiron CLO, Ltd. 11/21/19 1,000,000 100.09 1,001
1,000
Freddie Mac Seasoned Credit Risk Transfer Trust 03/05/20 720,000 105.23 758
727
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 678,000 100.00 678
679
Freddie Mac Structured Agency Credit Risk Debt Notes 12/16/20 270,000 98.19 265
265
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 102.24 112
123
Fresenius Medical Care US Finance II, Inc. 09/19/17 541,000 103.86 562
570
Gazprom PJSC Via Gaz Capital SA 02/01/19 672,000 103.77 697
713
GFL Environmental, Inc. 04/22/20 70,000 100.00 70
73
Glencore Finance Canada, Ltd. 08/04/20 667,000 121.80 812
845
Glencore Funding LLC 10/12/16 40,000 100.84 40
45
Glencore Funding LLC 09/13/17 220,000 100.44 221
249
Glencore Funding LLC 01/16/19 50,000 94.85 47
56
Glencore Funding LLC 03/05/19 400,000 100.68 403
440
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,300,000 100.03 1,300
1,300
Goldentree Loan Management US CLO 2, Ltd. 04/24/20 1,147,000 100.00 1,147
1,150
Grace Mortgage Trust 05/19/17 393,000 102.87 404
393
GS Mortgage Securities Corp. II 06/06/18 490,000 100.00 490
423
GS Mortgage Securities Trust 07/20/16 235,000 111.57 262
255

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
GS Mortgage Securities Trust 05/31/19 630,000 100.00 630
629
Guardian Life Global Funding 06/16/20 50,000 99.92 50
51
Hanesbrands, Inc. 08/10/18 10,000 98.53 10
10
Hanesbrands, Inc. 08/13/18 70,000 101.72 71
76
Hanesbrands, Inc. 04/30/20 80,000 100.36 80
85
Hawaii Hotel Trust 05/16/19 940,000 100.00 940
901
Heineken NV 10/22/19 710,000 101.56 721
735
Hertz Vehicle Financing II, LP 10/30/20 484,000 99.88 483
486
Hilton Domestic Operating Co., Inc. 04/16/20 40,000 100.00 40
44
Hilton Domestic Operating Co., Inc. 04/16/20 120,000 100.29 120
128
Hilton USA Trust 11/22/16 1,256,000 89.43 1,150
1,266
Hilton USA Trust 11/22/16 584 ,000 89.43 534
588
Hilton USA Trust 05/26/17 226,000 99.72 225
226
HMH Trust 06/09/17 1,170,000 99.98 1,170
993
Hospitality Mortgage Trust 05/16/19 1,216,234 100.00 1,216
1,170
ICICI Bank, Ltd. 09/06/18 782,000 101.25 792
852
Innogy Finance BV 12/02/20 621,000 147.11 914
925
Intesa Sanpaolo SpA 07/10/17 400,000 100.13 401
414
Intesa Sanpaolo SpA 01/05/18 200,000 99.89 200
209
Intesa Sanpaolo SpA 04/22/19 846,000 96.38 815
933
Intesa Sanpaolo SpA 06/22/20 292,000 103.92 303
319
Invitation Homes Trust 09/09/20 1,372,731 99.62 1,368
1,369
JPMorgan Mortgage Trust 03/23/18 652,426 100.93 663
668
JPMorgan Mortgage Trust 03/23/18 334,027 100.93 340
342
JPMorgan Mortgage Trust 04/25/18 267,476 97.92 262
274
JPMorgan Mortgage Trust 04/25/18 114 , 214 97.92 112
117
JPMorgan Mortgage Trust 05/15/20 498,721 103.30 515
508
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
247
KKR Group Finance Co. II LLC 02/20/15 10,000 109.47 11
13
Kraft Heinz Foods Co. 04/14/20 261,000 103.83 271
304
Kraft Heinz Foods Co. 05/04/20 80,000 100.00 80
101
Kraft Heinz Foods Co. 05/04/20 30,000 100.00 30
33
Kuwait Government International Bond 03/13/17 210,000 99.35 209
239
Lamb Weston Holdings, Inc. 12/01/16 60,000 99.76 60
63
Lamb Weston Holdings, Inc. 05/07/20 10,000 100.00 10
11
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
1,016
LCM XXV, Ltd. 07/10/17 1,124,000 100.00 1,124
1,123
Legacy Mortgage Asset Trust 05/23/19 390,942 100.00 391
393
Legacy Mortgage Asset Trust 06/01/20 666,232 98.47 656
667
Lloyds Bank PLC 09/03/20 681,000 117.23 798
786
Lloyds Banking Group PLC 06/22/20 108,000 111.83 121
137
LSTAR Securities Investment, Ltd. 05/17/19 350,122 100.00 350
349
Lukoil International Finance BV 09/19/17 682,000 103.30 704
732
Madison Park Funding XIII, Ltd. 11/07/19 574,000 99.68 572
571
Madison Park Funding XVIII, Ltd. 12/01/17 1,922,000 99.81 1,918
1,921
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,488
1,486
Marks & Spencer PLC 09/25/19 170,000 114.19 194
189
Mars, Inc. 03/26/19 30,000 99.75 30
34
Mars, Inc. 03/26/19 60,000 99.95 60
65
Midwest Connector Capital Co. LLC 06/04/19 267,000 100.91 269
272
Midwest Connector Capital Co. LLC 06/10/20 769,000 104.29 802
788
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 120,000 98.82 119
129
ML-CFC Commercial Mortgage Trust 08/05/16 98,816 82.61 82
55
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100.00 1,955
1,859
Morgan Stanley Capital I Trust 08/15/18 1,668,666 100.00 1,669
1,510
Morgan Stanley Capital I Trust 04/24/19 350,000 100.00 350
337
Morgan Stanley Capital I Trust 12/12/19 1,970,000 99.45 1,959
1,857
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.57 31
31
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.16 190
189
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.35 1,460
1,469
MSCG Trust 05/19/15 255,000 101.32 258
251
National Bank of Canada 10/05/20 780,000 102.91 803
804
National Securities Clearing Corp. 04/16/20 250,000 99.93 250
255
Natixis Commercial Mortgage Securities Trust 08/29/19 440,000 102.77 452
437

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 113
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Navient Private Education Refi Loan Trust 11/03/20 1,052,000 99.99 1,052
1,063
Navient Student Loan Trust 07/20/20 830,399 99.99 830
839
Navient Student Loan Trust 07/23/20 3,809,963 101.05 3,851
3,888
NBK SPC, Ltd. 09/30/19 714,000 100.40 717
732
Nestle Holdings, Inc. 01/03/20 698,000 103.59 723
752
New Residential Mortgage Loan Trust 09/09/19 407,663 100.00 408
414
New York Life Global Funding 06/17/20 90,000 99.91 90
91
NGPL PipeCo LLC 09/26/19 553,000 128.77 712
747
Nissan Motor Acceptance Corp. 09/10/20 300,000 100.00 300
331
Nissan Motor Acceptance Corp. 09/10/20 280,000 100.00 280
300
Nomura Resecuritization Trust 07/22/16 1,096,254 60.18 660
958
Nordea Bank AB 06/04/19 265,000 100.71 267
269
Northern Natural Gas Co. 08/02/18 631,000 108.92 687
766
NXP BV / NXP Funding LLC / NXP, Inc. 04/29/20 80,000 100.46 80
86
Oak Street Investment Grade Net Lease Fund 11/06/20 259,622 100.00 260
262
Oaktown Re, Ltd. 10/19/20 1,018,000 100.00 1,018
1,019
OneMain Financial Issuance Trust 08/13/20 1,529,000 100.06 1,530
1,556
OneMain Financial Issuance Trust 10/21/20 555,000 105.15 584
585
OneMain Financial Issuance Trust 10/21/20 500,000 106.75 534
540
Park Aerospace Holdings, Ltd. 03/06/19 4,000 101.10 4
4
Parsley Energy LLC 09/25/20 10,000 92.47 9
11
Parsley Energy LLC / Parsley Finance Corp. 09/30/20 20,000 100.05 20
21
PFS Financing Corp. 10/14/20 1,287,000 99.99 1,287
1,294
PMT Credit Risk Transfer Trust 03/21/19 237,304 100.00 237
219
PMT Credit Risk Transfer Trust 10/11/19 371,102 100.00 371
367
Preston Ridge Partners Mortgage LLC 02/14/20 2,376,202 99.85 2,373
2,382
Preston Ridge Partners Mortgage LLC 09/30/20 558,605 100.00 559
563
Preston Ridge Partners Mortgage LLC 12/01/20 679,345 100.00 679
680
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 60,000 101.66 61
66
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 70,000 102.01 71
75
Principal Life Global Funding II 06/16/20 40,000 99.93 40
41
Prosus NV 06/29/17 250,000 100.00 250
287
Provincia de Buenos Aires 02/08/17 140,000 99.83 140
57
Qatar Government International Bond 10/03/19 210,000 123.50 259
287
Qatar Government International Bond 04/07/20 360,000 100.00 360
469
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
566
RBS Commercial Funding, Inc. Trust 01/19/16 200,000 1 03 . 53 207
211
RESIMAC Premier 09/23/20 911,950 100.00 912
912
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.56 797
831
Riserva CLO, Ltd. 06/10/19 940,000 100.00 940
940
Roche Holdings, Inc. 01/03/20 669,000 100.04 669
679
Rockies Express Pipeline LLC 06/23/20 306,000 94.27 288
312
Rockies Express Pipeline LLC 06/25/20 81,000 94.02 76
84
Royal Caribbean Cruises, Ltd. 11/06/20 337,000 114.87 387
394
Sabal Trail Transmission LLC 08/02/18 663,000 105.28 698
760
SABIC Capital II BV 07/07/20 737,000 105.98 781
794
Sands China, Ltd. 06/02/20 200,000 99.91 200
213
Santander UK Group Holdings PLC 03/05/19 701,000 102.06 715
790
Santander UK Group Holdings PLC 05/14/19 238,000 102.65 244
263
Saudi Arabian Oil Co. 04/07/20 768,000 98.83 759
815
SBA Tower Trust 07/08/20 1,025,000 100.00 1,025
1,032
Schlumberger Holdings Corp. 12/10/15 40,000 99.96 40
45
Schneider Electric SE 02/04/19 800,000 101.26 810
835
Sequoia Mortgage Trust 10/21/16 246,581 102.92 254
252
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
922
Siemens Financieringsmaatschappij NV 06/04/20 769,000 102.72 790
790
SMB Private Education Loan Trust 06/04/19 190,000 100.00 190
191
Societe Generale SA 12/11/19 700,000 105.89 741
773
SoFi Professional Loan Program Trust 12/12/19 730,000 103.59 756
761
SoFi Professional Loan Program Trust 07/20/20 681,160 102.16 696
696
Solar Star Funding LLC 04/07/20 631,926 112.10 708
698
Spain Government International Bond 05/20/20 EUR 840,000 125.21 1,052
1,217
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman Ltd 09/02/20 150,000 101.84 153
168
SpringCastle America Funding LLC 09/16/20 3,625,058 100.00 3,625
3,651

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 240,000 100.00 240
260
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 37,500 99.88 37
38
Standard Chartered PLC 05/13/20 447,000 103.74 464
485
Standard Chartered PLC 06/22/20 111,000 111.48 124
144
Sunrun Callisto Issuer, LLC 10/17/19 585,346 99.95 585
625
Swedbank AB 05/26/20 200,000 99.91 200
204
Swedbank AB 10/02/20 624,000 102.80 641
642
TAL Advantage VII LLC 09/09/20 2,199,701 100.03 2,200
2,219
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 50,000 100.00 50
54
Teachers Insurance & Annuity Association of America 06/14/16 340,000 115.00 391
460
Tennessee Gas Pipeline Co. LLC 02/19/20 210,000 99.93 210
224
Tesco PLC 09/03/20 623,000 130.59 814
804
Textainer Marine Containers VII, Ltd. 09/11/20 1,666,701 102.37 1,706
1,714
Textainer Marine Containers, Ltd. 09/08/20 1,539,315 100.01 1,539
1,561
Tharaldson Hotel Portfolio Trust 01/22/18 243,024 99.95 243
236
THL Credit Wind River CLO, Ltd. 10/02/17 985,366 100.00 985
985
T-Mobile USA, Inc. 04/02/20 300,000 99.32 298
347
T-Mobile USA, Inc. 04/14/20 30,000 105.57 32
34
T-Mobile USA, Inc. 04/20/20 490,000 104.51 512
541
T-Mobile USA, Inc. 07/06/20 784,000 101.32 794
823
Towd Point Mortgage Trust 06/25/18 1,505,292 100.92 1,519
1,519
Towd Point Mortgage Trust 07/22/16 112,876 99.86 113
114
Towd Point Mortgage Trust 10/25/19 1,646,208 105.76 1,741
1,769
Towd Point Mortgage Trust 08/17/20 3,051,270 101.83 3,107
3,102
TransDigm , Inc. 04/09/20 80,000 102.24 82
85
TransDigm , Inc. 04/09/20 20,000 107.03 21
22
Trust Fibra Uno 09/20/17 685,000 105.02 719
772
TSMC Global, Ltd. 09/23/20 200,000 99.91 200
199
UBS Group AG 03/16/17 270,000 100.00 270
281
UBS Group AG 01/28/19 660,000 102.29 675
724
UBS Group AG 04/14/20 1,017,000 100.76 1,030
1,035
UBS Group AG 05/26/20 200,000 102.55 205
207
UBS Group AG 07/07/20 694,000 113.31 786
802
UniCredit SpA 01/08/19 1,042,000 101.69 1,065
1,098
Upjohn, Inc. 07/08/20 729,000 109.12 795
834
USAA Capital Corp. 04/14/20 150,000 99.73 150
158
Vistra Operations Co. LLC 06/04/19 708,000 101.34 717
803
VOC Escrow, Ltd. 08/07/18 60,000 97.46 58
60
Volkswagen Group of America Finance LLC 10/02/20 782,000 102.94 805
807
Voya CLO, Ltd. 02/18/20 2,448,568 100.00 2,449
2,433
WinWater Mortgage Loan Trust 03/29/17 297,430 102.35 304
307
Woori Bank 04/22/20 734,000 105.28 773
817
Wynn Macau, Ltd. 12/15/20 200,000 102.99 206
210
184,845
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 303 AUD 44,611 03/21
131
Canadian 10 Year Government Bond Futures 60 CAD 8,946 03/21
—
EURO-BTP Futures 67 EUR 10,185 03/21
85
Euro-OAT Futures 19 EUR 3,189 03/21
3

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 115
Futures Contracts
Amounts in thousands (except contract amounts )
United States 2 Year Treasury Note Futures 179 USD 39,555 03/21
37
United States 5 Year Treasury Note Futures 709 USD 89,450 03/21
194
United States 10 Year Treasury Note Futures 943 USD 130,209 03/21
190
United States 10 Year Ultra Treasury Note Futures 43 USD 6,723 03/21
(4)
United States Treasury Long Bond Futures 231 USD 40,006 03/21
(364)
United States Treasury Ultra Bond Futures 193 USD 41,218 03/21
(457)
Short Positions
Australia 10 Year Government Bond Futures 23 AUD 3,386 03/21
11
Euro- Bobl Futures 53 EUR 7,165 03/21
8
Euro-Bund Futures 270 EUR 47,963 03/21
(204)
Eurodollar Futures 217 USD 54,158 03/21
(81)
Eurodollar Futures 64 USD 15,974 06/21
(1)
Eurodollar Futures 158 USD 39,417 12/21
(246)
Euro-OAT Futures 16 EUR 2,686 03/21
(1)
Long Gilt Futures 144 GBP 19,518 03/21
(295)
United States 2 Year Treasury Note Futures 135 USD 29,832 03/21
(27)
United States 5 Year Treasury Note Futures 54 USD 6,813 03/21
(16)
United States 10 Year Treasury Note Futures 140 USD 19,331 03/21
(25)
United States 10 Year Ultra Treasury Note Futures 28 USD 4,378 03/21
14
United States Treasury Long Bond Futures 22 USD 3,810 03/21
27
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,021)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 10 Year Treasury Note
Futures
Bank of America
Call 9 138.25 USD 1,2 44 01/22/21
(4)
United States 10 Year Treasury Note
Futures
Bank of America
Put 16 137.00 USD 2,1 92 01/22/21
(3)
United States Treasury Bond Futures
Bank of America
Call 12 174.00 USD 2,0 88 01/22/21
(13)
United States Treasury Bond Futures
Bank of America
Call 6 176.00 USD 1,05 6 01/22/21
(2)
United States Treasury Bond Futures
Bank of America
Put 4 170.00 USD 6 80 01/22/21
(2)
Total Liability for Options Written (premiums received $35)
(24)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 116 AUD 158 03/10/21 6
Bank of America USD 476 AUD 619 03/10/21 2
Bank of America USD 282 NOK 2,412 03/10/21 (1)
Bank of America AUD 20,942 USD 15,303 03/10/21 (852)
Bank of America NOK 193 USD 22 03/10/21 (1)
Bank of America NOK 68,296 USD 7,531 03/10/21 (432)
Bank of Montreal USD 3,555 NOK 31,200 03/17/21 82
Bank of Montreal CAD 2,400 USD 1,879 03/17/21 (7)
Bank of Montreal SEK 15,400 USD 1,818 03/17/21 (55)
Bank of New York USD 3,561 NOK 31,200 03/17/21 77
Bank of New York CAD 2,400 USD 1,877 03/17/21 (9)
Bank of New York SEK 15,400 USD 1,820 03/17/21 (53)
BNP Paribas USD 1,184 BRL 6,647 01/19/21 95

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
116 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 1,898 MXN 41,194 01/19/21 169
BNP Paribas USD 361 RUB 27,719 01/19/21 14
Citigroup USD 651 AUD 860 01/19/21 12
Citigroup USD 3,703 GBP 2,765 03/10/21 80
Citigroup USD 18,980 GBP 14,310 03/10/21 596
Citigroup USD 18 JPY 1,890 01/19/21 —
Citigroup USD 1,761 JPY 183,384 01/19/21 15
Citigroup USD 7,674 NZD 11,135 03/10/21 340
Citigroup USD 271 RUB 20,089 01/19/21 —
Citigroup USD 321 RUB 24,664 01/19/21 12
Citigroup USD 643 RUB 49,410 01/19/21 25
Citigroup EUR — USD — 01/19/21 —
Citigroup EUR 1,180 USD 1,393 01/19/21 (49)
Citigroup EUR 1,499 USD 1,762 01/19/21 (69)
Citigroup EUR 2,172 USD 2,670 01/19/21 16
Citigroup GBP 57 USD 77 03/10/21 —
Citigroup MXN 6,932 USD 347 01/19/21 —
Citigroup NZD 185 USD 129 03/10/21 (4)
Citigroup NZD 196 USD 141 03/10/21 —
Commonwealth Bank of Australia USD 7,585 JPY 790,553 03/10/21 77
Commonwealth Bank of Australia USD 280 SEK 2,287 03/10/21 (1)
Commonwealth Bank of Australia JPY 394,530 USD 3,824 03/10/21 —
Commonwealth Bank of Australia SEK 65,449 USD 7,681 03/10/21 (280)
Goldman Sachs USD 3,843 CAD 5,083 01/19/21 150
Goldman Sachs USD 881 GBP 682 01/19/21 51
Goldman Sachs USD 750 JPY 79,355 01/19/21 19
Goldman Sachs USD 281 RUB 20,830 01/19/21 —
Goldman Sachs EUR 508 USD 599 01/19/21 (22)
Goldman Sachs MXN 10,980 USD 550 01/19/21 —
Goldman Sachs RUB 16,322 USD 208 01/19/21 (12)
JPMorgan Chase USD 953 AUD 1,259 01/19/21 18
JPMorgan Chase USD 642 CHF 581 02/17/21 16
JPMorgan Chase USD 3,445 COP 11,791,594 01/20/21 7
JPMorgan Chase USD 3,599 GBP 2,658 02/22/21 37
JPMorgan Chase USD 20 HUF 5,876 03/17/21 —
JPMorgan Chase USD 283 INR 20,944 01/19/21 4
JPMorgan Chase USD 2,530 JPY 261,103 02/22/21 —
JPMorgan Chase USD 1,484 KRW 1,653,766 01/12/21 36
JPMorgan Chase USD 3,565 NOK 31,200 03/17/21 73
JPMorgan Chase USD 3,880 NOK 34,268 03/17/21 115
JPMorgan Chase USD 641 NZD 915 01/08/21 18
JPMorgan Chase USD 1,199 RUB 87,757 01/19/21 (13)
JPMorgan Chase USD 5,165 SEK 43,681 03/17/21 148
JPMorgan Chase USD 1,413 THB 42,899 01/13/21 19
JPMorgan Chase AUD 1,942 USD 1,472 02/22/21 (26)
JPMorgan Chase CAD 1,162 USD 887 02/17/21 (26)
JPMorgan Chase CAD 2,400 USD 1,877 03/17/21 (8)
JPMorgan Chase CHF 5,280 USD 5,779 02/17/21 (193)
JPMorgan Chase COP 2,151,995 USD 628 01/19/21 (2)
JPMorgan Chase COP 12,374,759 USD 3,410 01/19/21 (213)
JPMorgan Chase EUR 6,598 USD 8,062 02/22/21 (7)
JPMorgan Chase HKD 644 USD 83 02/17/21 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 117
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase IDR 1,762,046 USD 123 01/12/21 (3)
JPMorgan Chase IDR 1,762,046 USD 123 01/19/21 (3)
JPMorgan Chase IDR 12,517,778 USD 880 01/25/21 (18)
JPMorgan Chase IDR 12,517,778 USD 881 01/26/21 (17)
JPMorgan Chase MXN 42,316 USD 2,084 03/17/21 (26)
JPMorgan Chase NOK 2,965 USD 339 03/17/21 (6)
JPMorgan Chase NZD 497 USD 351 01/08/21 (6)
JPMorgan Chase NZD 6,748 USD 4,440 01/08/21 (416)
JPMorgan Chase PEN 1,732 USD 477 01/11/21 (1)
JPMorgan Chase PEN 7,313 USD 2,043 01/12/21 23
JPMorgan Chase PEN 2,196 USD 609 01/13/21 2
JPMorgan Chase PEN 2,389 USD 666 01/19/21 6
JPMorgan Chase PEN 1,732 USD 482 01/20/21 4
JPMorgan Chase SEK 7,648 USD 914 03/17/21 (16)
JPMorgan Chase SEK 15,400 USD 1,821 03/17/21 (53)
JPMorgan Chase SGD 9,129 USD 6,761 02/17/21 (147)
JPMorgan Chase THB 25,635 USD 848 01/11/21 (7)
JPMorgan Chase THB 88,244 USD 2,902 01/12/21 (43)
JPMorgan Chase THB 25,635 USD 854 01/20/21 (2)
Royal Bank of Canada USD 102 CAD 133 03/10/21 2
Royal Bank of Canada USD 15,039 CAD 19,679 03/10/21 424
Royal Bank of Canada USD 10,028 EUR 8,141 03/10/21 (69)
Royal Bank of Canada USD 18,800 EUR 15,799 03/10/21 530
Royal Bank of Canada USD 3,571 NOK 31,200 03/17/21 67
Royal Bank of Canada CAD 183 USD 144 03/10/21 —
Royal Bank of Canada CAD 2,400 USD 1,878 03/17/21 (8)
Royal Bank of Canada EUR 8,329 USD 9,938 03/10/21 (253)
Royal Bank of Canada SEK 15,400 USD 1,822 03/17/21 (52)
Standard Chartered USD 3,560 NOK 31,200 03/17/21 77
Standard Chartered CAD 2,400 USD 1,877 03/17/21 (9)
Standard Chartered SEK 15,400 USD 1,820 03/17/21 (53)
UBS USD 443 CHF 391 03/10/21 (1)
UBS CHF 400 USD 441 03/10/21 (12)
UBS CHF 20,340 USD 22,395 03/10/21 (623)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(715)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 8,197 0.190%
(3)
Three Month LIBOR
(2)
06/15/22
— — —
Bank of America USD 2,848 0.100%
(3)
Federal Fund Effective
Rate
(2)
11/30/24
2 (9) (7)
Bank of America USD 13,203 0.380%
(3)
Three Month LIBOR
(2)
02/28/25
3 17 20
Bank of America USD 5,496 0.440%
(3)
Three Month LIBOR
(2)
11/02/25
6 3 9
Bank of America USD 13,265 0.840%
(3)
Three Month LIBOR
(2)
11/27/25
(6) 7 1
Bank of America USD 1,373 Three Month LIBOR
(2)
0.450%
(3)
05/15/27
(4) 16 12
Bank of America USD 6,024
Federal Fund
Effective Rate
(2)
0.260%
(3)
05/15/27
(20) 76 56

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
118 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America MXN 40,840 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
17 310 327
Bank of America USD 5,444 Three Month LIBOR
(2)
0.850%
(3)
11/02/30
(7) 36 29
Bank of America USD 2,330 SOFR
(2)
0.560%
(3)
07/20/45
17 269 286
Bank of America USD 880 SOFR
(2)
0.740%
(3)
08/19/45
— 73 73
Bank of America USD 1,022 Three Month LIBOR
(2)
0.800%
(3)
11/15/45
7 123 130
Bank of America USD 181 Three Month LIBOR
(2)
1.225%
(3)
02/15/47
— 7 7
Bank of America USD 540 Three Month LIBOR
(2)
1.200%
(3)
02/15/47
3 20 23
Bank of America USD 1,980 Three Month LIBOR
(2)
1.000%
(3)
02/15/47
24 153 177
Bank of America USD 1,009 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
17 109 126
Bank of America USD 1,422 Three Month LIBOR
(2)
1.200%
(3)
10/07/50
7 65 72
Bank of America USD 998 1.290%
(3)
Three Month LIBOR
(2)
11/02/50
8 (36) (28)
Citigroup BRL 2,100 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 24 24
Citigroup BRL 2,400 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 26 27
Citigroup BRL 2,631 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
2 28 30
JPMorgan Chase BRL 1,700 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 19 19
JPMorgan Chase HUF 269,360 Six Month BUBOR
(3)
0.930%
(4)
04/05/27
— 10 10
JPMorgan Chase HUF 627,060 Six Month BUBOR
(3)
1.848%
(4)
04/05/27
— (110) (110)
Total Open Interest Rate Swap Contracts (å)
77 1,236 1,313
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 5,140 5.000%
(2)
12/20/25
219 268 487
CDX NA High Yield Index Goldman Sachs
Purchase
USD 9,000 (5.000%)
(2)
12/20/25
(365) (487) (852)
CDX NA Investment Grade
Index Bank of America
Sell
USD 1,704 1.000%
(2)
12/20/25
40 2 42
CDX NA Investment Grade
Index Bank of America
Sell
USD 2,082 1.000%
(2)
06/20/25
11 23 34
Total Open Credit Indices Contracts (å) (95) (194) (289)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 119
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 68,872 $ —
$ —
$ 68,872 7.5
Corporate Bonds and Notes — 217,2 46 —
—
217,2 46 23.7
International Debt — 95,070 —
—
95,070 10.4
Loan Agreements — 11,021 —
—
11,021 1.2
Mortgage-Backed Securities — 210,311 —
—
210,311 22.9
Non-US Bonds — 37,553 —
—
37,553 4.1
United States Government Treasuries — 133,880 —
—
133,880 14.6
Common Stocks
Financial Services — — — — —
Technology — — — — —
Options Purchased 4 — —
—
4 —
*
Short-Term Investments — 56,4 53 —
83,168
139,6 21 15.2
Total Investments 4 830,40 6 — 83,168 913,57 8 99.6
Other Assets and Liabilities, Net 0.4
100.0
Other Financial Instruments
Assets
Futures Contracts 700 — — — 700 0. 1
Foreign Currency Exchange Contracts — 3,46 4 — — 3,46 4 0. 4
Interest Rate Swap Contracts — 1,458 — — 1,458 0. 2
Credit Default Swap Contracts — 563 — — 563 0.1
A
Liabilities
Futures Contracts ( 1 , 721 ) — — — ( 1 , 721 ) (0. 2 )
Options Written (24) — — — (24) ( — )
*
Foreign Currency Exchange Contracts — (4,1 79 ) — — (4,1 79 ) (0. 5 )
Interest Rate Swap Contracts — (145) — — (145) ( — )
*
Credit Default Swap Contracts — (852) — — (852) (0.1)
Total Other Financial Instruments
**
$ ( 1 ,0 4 5 ) $ 309 $ — $ — $ (7 3 6 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
120 Strategic Bond Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
441
Australia .................................................................................
1,407
Austria ....................................................................................
286
Brazil ......................................................................................
3,579
Canada ....................................................................................
16,899
Cayman Islands .......................................................................
381
Chile .......................................................................................
1,662
China ......................................................................................
592
Colombia .................................................................................
5,237
Denmark .................................................................................
2,705
Finland ...................................................................................
269
France .....................................................................................
7,944
Germany .................................................................................
667
India .......................................................................................
2,448
Indonesia ................................................................................
4,698
Ireland ....................................................................................
2,549
Israel .......................................................................................
281
Italy ........................................................................................
9,104
Japan ......................................................................................
1,454
Kazakhstan .............................................................................
247
Kuwait ....................................................................................
239
Liberia ....................................................................................
440
Luxembourg ............................................................................
1,827
Macao .....................................................................................
1,345
Malaysia ..................................................................................
3,635
Mexico ....................................................................................
13,496
Netherlands ............................................................................
10,988
Panama ...................................................................................
1,610
Peru ........................................................................................
2,882
Poland .....................................................................................
558
Qatar .......................................................................................
756
Russia .....................................................................................
4,705
Saudi Arabia ...........................................................................
1,609
Singapore ................................................................................
6,945
South Korea ............................................................................
817
Spain .......................................................................................
4,325
Sweden ....................................................................................
1,285
Switzerland .............................................................................
4,495
Thailand ..................................................................................
230
United Arab Emirates .............................................................
1,828
United Kingdom ......................................................................
13,381
United States ...........................................................................
773,133
Virgin Islands, British .............................................................
199
Total Investments .................................................................... 913,578

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 121
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 4
Unrealized appreciation on foreign currency exchange contracts — 3,464 —
Variation margin on futures contracts** — — 700
Interest rate swap contracts, at fair value — — 1,458
Credit default swap contracts, at fair value 563 — —
Total
$ 563 $ 3,464 $ 2, 162
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 1 , 721
Unrealized depreciation on foreign currency exchange contracts — 4,179 —
Options written, at fair value — — 24
Interest rate swap contracts, at fair value — — 145
Credit default swap contracts, at fair value 852 — —
Total
$ 852 $ 4,179 $ 1 , 890
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ (269)
Futures contracts — — 26,277
Options written — — 1,030
Interest rate swap contracts — — (5,7 43 )
Credit default swap contracts (1,2 44 ) — —
Foreign currency exchange contracts — (2,179) —
Total
$ (1,2 44 ) $ (2,179) $ 21, 295
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ — $ (5)
Futures contracts — — 1,80 8
Options written — — (8)
Interest rate swap contracts — — (32)
Credit default swap contracts (7 25 ) — —
Foreign currency exchange contracts — (409) —
Total
$ (7 25 ) $ (409) $ 1, 7 6 3
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
122 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 4 $ — $ 4
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 3,464 — 3,464
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,458 — 1,458
Credit Default Swap Contracts Credit default swap contracts, at fair value 563 — 563
Total Financial and Derivative Assets
5,489 — 5,489
Financial and Derivative Assets not subject to a netting agreement
(1,916) — (1,916)
Total Financial and Derivative Assets subject to a netting agreement
$ 3,573 $ — $ 3,573
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 75 $ 3 $ 72 $ —
Bank of Montreal
139 7 — 132
Bank of New York
134 60 — 74
BNP Paribas
572 — — 572
Citigroup
640 16 100 524
Commonwealth Bank of Australia
80 1 — 79
Goldman Sachs
437 9 — 428
JPMorgan Chase
506 302 — 204
Royal Bank of Canada
706 61 — 645
Standard Chartered
150 — — 150
State Street
134 — — 134
Total
$ 3,573 $ 459 $ 172 $ 2,942

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 123
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4,179 $ — $ 4,179
Options Written Contracts Options written, at fair value 24 — 24
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 145 — 145
Credit Default Swap Contracts Credit default swap contracts, at fair value 852 — 852
Total Financial and Derivative Liabilities
5,200 — 5,200
Financial and Derivative Liabilities not subject to a netting agreement
(911) — (911)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,289 $ — $ 4,289
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2,198 $ 3 $ — $ 2,195
Bank of Montreal 60 7 — 53
Bank of New York 60 60 — —
Citigroup 85 16 — 69
Commonwealth Bank of Australia 214 1 — 213
Goldman Sachs 28 9 18 1
JPMorgan Chase 829 302 52 7 —
Royal Bank of Canada 297 61 — 236
Standard Chartered 61 — — 61
State Street 32 — — 32
UBS 425 — — 425
Total
$ 4,289 $ 459 $ 54 5 $ 3,28 5
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
124 Strategic Bond Fund
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 878,566
Investments, at fair value(>) ...........................................................................................................................................................
913,578
Cash ............................................................................................................................................................................................... 3,005
Foreign currency holdings(^) ......................................................................................................................................................... 2,639
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 3,464
Receivables:
Dividends and interest ....................................................................................................................................................... 4,668
Dividends from affiliated funds .......................................................................................................................................... 7
Investments sold ................................................................................................................................................................ 5,565
Fund shares sold ................................................................................................................................................................ 247
From broker(a)(b)(c) ........................................................................................................................................................... 11,229
Variation margin on futures contracts ................................................................................................................................. 33
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,458
Credit default swap contracts, at fair value(+) ................................................................................................................................ 563
Total assets .................................................................................................................................................
946,456
Liabilities
Payables:
Due to broker (d) ................................................................................................................................................................ 1,004
Investments purchased ...................................................................................................................................................... 21,162
Fund shares redeemed ....................................................................................................................................................... 28
Accrued fees to affiliates .................................................................................................................................................... 472
Other accrued expenses ..................................................................................................................................................... 356
Variation margin on futures contracts ................................................................................................................................. 1,045
Deferred capital gains tax liability ..................................................................................................................................... 20
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 4,179

Total liabilities .............................................................................................................................................
29,287
Net Assets ............................................................................................................................................................
$ 917,169

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 125
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 33,7 8 2
Shares of beneficial interest ...........................................................................................................................................................
84 3
Additional paid-in capital ..............................................................................................................................................................
882,5 4 4
Net Assets ............................................................................................................................................................
$ 917,169
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.88
Net assets ............................................................................................................................................................................... $ 917,169,141
Shares outstanding ($.01 par value) ....................................................................................................................................... 84,285,237
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,547
(x)     Premiums received on options written $ 35
(•)     Interest rate swap contracts - premiums paid (received) $ 77
(+)     Credit default swap contracts - premiums paid (received) $ (95)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 83,168
(a)     Receivable from Broker for Futures $ 8,990
(b)     Receivable from Broker for Swaps $ 1,359
(c)     Receivable from Broker for Forwards $ 880
(d)     Due to Broker for Swaps $ 1,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
126 Strategic Bond Fund
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 20
Dividends from affiliated funds ......................................................................................................................................... 258
Interest .............................................................................................................................................................................. 22,169
Total investment income ...............................................................................................................................................................
22,447
Expenses
Advisory fees .................................................................................................................................................................... 4,918
Administrative fees ........................................................................................................................................................... 447
Custodian fees ................................................................................................................................................................... 370
Transfer agent fees ............................................................................................................................................................ 39
Professional fees ............................................................................................................................................................... 172
Trustees’ fees .................................................................................................................................................................... 43
Printing fees ...................................................................................................................................................................... 117
Miscellaneous ................................................................................................................................................................... 2 4
Total expenses ...............................................................................................................................................................................
6,130
Net investment income (loss) ........................................................................................................................................................
16,317
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 17,8 57
Investments in affiliated funds .......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. 26,277
Options written ................................................................................................................................................................. 1,030
Foreign currency exchange contracts ................................................................................................................................ (2,179)
Interest rate swap contracts ............................................................................................................................................... (5,7 4 3)
Credit default swap contracts ............................................................................................................................................ (1,2 44 )
Foreign currency-related transactions ............................................................................................................................... 462
Net realized gain (loss) ..................................................................................................................................................................
3 6,4 54
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 16,950
Investments in affiliated funds .......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. 1,808
Options written ................................................................................................................................................................. (8)
Foreign currency exchange contracts ................................................................................................................................ (409)
Interest rate swap contracts ............................................................................................................................................... (3 2 )
Credit default swap contracts ............................................................................................................................................ (7 25 )
Foreign currency-related transactions ............................................................................................................................... 118
Net change in unrealized appreciation (depreciation) ................................................................................................................... 17,6 95
Net realized and unrealized gain (loss) ......................................................................................................................................... 54,1 49
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 70,4 66

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 127
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 16,317 $ 22,858
Net realized gain (loss) ...................................................................................................................... 36,4 54 35,561
Net change in unrealized appreciation (depreciation) ....................................................................... 17,6 95 20,909
Net increase (decrease) in net assets from operations ............................................................................. 70,4 66 79,328
Distributions
To shareholders ................................................................................................................................. (45,663) (36,716)
Net decrease in net assets from distributions .......................................................................................... (45,663) (36,716)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (25,404) (3,503)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(601) 39,109
Net Assets
Beginning of period .................................................................................................................................
917,770 878,661
End of period ..........................................................................................................................................
$ 917,1 69 $ 917,770
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 4,785 $ 52,480 2,937 $ 30,89 5
Proceeds from reinvestment of distributions 4,221 45,66 3 3,485 36,71 6
Payments for shares redeemed (11,662) (123,54 7 ) (6,759) (71,114)
Total increase (decrease)
(2,656) $ (25,404) (337) $ (3,503)

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
128 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2020 10.56 .20 .68 .88 (.20) (.36)
December 31, 2019 10.07 .27 .65 .92 (.29) (.14)
December 31, 2018 10.37 .25 (.34) (.09) (.21) —
December 31, 2017 10.12 .20 .19 .39 (.14) —
December 31, 2016 10.27 .18 .14 .32 (.17) (.30)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 129
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.56) 10.88 8.43 917,169 .69 .69 1.8 2 92
(.43) 10.56 9.19 917,770 .68 .68 2.52 116
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96
(.14) 10.37 3.86 907,367 .67 .66 1.89 143
(.47) 10.12 3.10 850,722 .67 .65 1.72 262

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
130 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended
December 31, 2020
were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020 , the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
Advisory fees $ 424,120
Administration fees 38,556
Transfer agent fees 3,394
Trustee fees 6,108
$ 472,178
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,804 $ 604,720 $ 538,343 $ (6) $ (7) $ 83,168 $ 258 $ —
$ 16,804 $ 604,720 $ 538,343 $ (6) $ (7) $ 83,168 $ 258 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 885,362,695 $ 33,705,833 $ (5,546,694) $ 28,159,139 $ 2,282,798 $ 3,098,041
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 30,702 ,077 $ 14,960,631 $ — $ 33,102,127 $ 3,613,267 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
Global Real Estate Securities Fund 131
Global Real Estate Securities Fund
Total
Return
1 Year (5 .18)%
5 Years 4 .61%§
10 Years 5 .88%§
FTSE EPRA/NAREIT Developed Real Estate Index (Net) **
Total
Return
1 Year (9 .04)%
5 Years 3 .74%§
10 Years 5 .44%§
MSCI World Index (Net) ***
Total
Return
1 Year 15 .90%
5 Years 12 .19%§
10 Years 9 .87%§

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
132 Global Real Estate Securities Fund
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the Fund’s asset allocation at any time. An exemptive order from the Securities and Exchange Commission (“SEC”)
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2020, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund lost
5.18%. This is compared to the Fund’s benchmark, the FTSE
EPRA/NAREIT Developed Real Estate Index (Net), which lost
9.04% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Global Real Estate Category, a group of funds that
Morningstar considers to have investment strategies similar
to those of the Fund, lost 7.17%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended December 31, 2020, the global listed property market, as measured by the FTSE EPRA/NAREIT
Developed Real Estate Index (Net), delivered a -9.04% return, underperforming broader global equities by a wide margin. Within the global property securities market, there was a wide dispersion of returns over the period. Australia posted positive double-digit returns, leading the market from a regional perspective. Returns were driven by industrial and diversified companies. Europe
also had a strong year supported mostly by Dutch and German
companies. Returns lagged in the U.K. with North America
following closely behind. Japan led losses for the year as a result of weak performance by office and lodging companies.
With respect to property sectors, there was over 50% in
performance return dispersion. Sectors most affected by social distancing measures, such as retail, hotels and office, suffered large double-digit declines. Sectors benefiting from the
acceleration of e-commerce trends (industrial) and the shift to an ongoing ‘work- from-home’ environment (data centers, towers)
posted strong double-digit returns.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund outperformed its benchmark for the one-year period
ending December 31, 2020. Security selection in Continental
Europe benefited performance most over the year, with the lack of exposure to the Dutch retail and diversified sectors driving performance. Security selection in the U.S. also benefitted
performance over this time period, especially within the
diversified (towers and gaming), office and self-storage sectors.
Positioning in U.S. shopping centers, data centers and lodging partially offset these gains.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited and Cohen
& Steers Asia Limited (together, “Cohen & Steers”) provided the best performing strategy, outperforming the Fund’s benchmark for the fiscal year by a wide margin. Cohen & Steers seeks to generate excess returns through a combination of fundamental bottom-up stock selection and top-down regional and property type allocation decisions. The key contributors to outperformance were bottom-up stock selection within the U.S. and Europe. Also contributing positively was security selection in Asia/Pacific ex.
Japan and Australia. Detracting from performance was negative stock selection in the Japanese REIT and diversified sectors.
RREEF America L.L.C., Deutsche Investments Australia Limited
and Deutsche Alternatives Asset Management (Global) Limited
(together, “Deutsche Asset Management”) also outperformed
the Fund’s benchmark for the fiscal year. Stock selection within the U.S. was a key contributor to outperformance. Results were positive within the office, diversified and self-storage sectors.
Additionally in Europe, stock selection within Netherlands
diversified companies and an overweight to German residential companies benefitted performance. Exposure to out-of-

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
Global Real Estate Securities Fund 133
benchmark emerging markets companies slightly detracted from performance.
During the period, RIM continued to utilize a strategy to
implement regional and property sector tilting through the direct purchase of real estate stocks. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to regional and property type exposures. The strategy outperformed relative to the Fund’s benchmark for the one-year period. Positive performance was
driven by strong stock selection in all regions apart from Japan.
Allocations to U.S. office, hotels, residential and diversified
(towers and gaming) sectors contributed to outperformance.
Detracting from performance was stock selection across Japan.
During the period, the Fund used index futures and swap
contracts to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2020 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., Deutsche
Investments Australia Limited and Deutsche
Alternatives Asset Management (Global)
Limited operating under the brand name
Deutsche Asset Management Market-Oriented
* Assumes initial investment on January 1, 2011.
** The FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity
REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-
related activities and is net of dividend withholding taxes.
*** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
134 Global Real Estate Securities Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,169.00 $ 1,020.61
Expenses Paid During Period* $ 4.91 $ 4.57
* Expenses are equal to the Fund's annualized expense ratio of 0. 90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.3%
Australia - 4.1%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 609,316 6,916
Goodman Group(ö) 280,089 4,086
GPT Group (The)(ö) 1,328,347 4,612
Growthpoint Properties Australia, Ltd.(ö) 486,200 1,309
Mirvac Group(ö) 6,514,383 13,274
Scentre Group(ö) 1,480,910 3,178
Stockland(ö) 64,167 207
Vicinity Centres (Æ)(ö) 1,772,679 2,197
Waypoint REIT, Ltd.(Æ)(ö) 1,237,255 2,605
38,384
Austria - 0.3%
CA Immobilien Anlagen AG 85,053 3,241
Belgium - 1.1%
Aedifica (ö) 44,603 5,359
VGP NV 16,255 2,435
Warehouses De Pauw CVA(ö) 58,592 2,028
9,822
Canada - 1.8%
Allied Properties Real Estate Investment
Trust(ö) 91,703 2,725
Canadian Apartment Properties(ö) 180,276 7,080
Granite Real Estate Investment Trust(ö) 76,082 4,656
RioCan Real Estate Investment Trust(ö) 188,765 2,484
16,945
China - 0.2%
GDS Holdings, Ltd. - ADR(Æ) 19,633 1,838
France - 2.1%
ARGAN SA(ö) 21,256 2,177
Covivio (ö) 30,917 2,848
Gecina SA(ö) 50,034 7,726
ICADE(ö) 31,139 2,395
Klepierre SA - GDR(ö) 184,619 4,154
19,300
Germany - 6.5%
Alstria Office REIT-AG(ö) 326,324 5,893
Deutsche Wohnen SE 368,354 19,664
Instone Real Estate Group AG(Æ)(Þ) 135,988 3,489
Vonovia SE 432,185 31,516
60,562
Hong Kong - 5.6%
CK Asset Holdings, Ltd. 1,214,500 6,247
ESR Cayman, Ltd.(Æ)(Þ) 801,400 2,880
Hang Lung Properties, Ltd. - ADR 1,655,000 4,380
Link Real Estate Investment Trust(ö) 1,725,500 15,723
New World Development Co., Ltd. 472,500 2,201
Sun Hung Kai Properties, Ltd. 1,000,000 12,910
Swire Properties, Ltd. 860,200 2,507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 1,084,000 5,652
52,500
India - 0.2%
Ascendas India Trust 1,499,400 1,565
Japan - 11.1%
Activia Properties, Inc.(ö) 1,894 7,995
Daibiru Corp. 249,000 3,158
Daiwa House REIT Investment Corp.(ö) 242 599
Daiwa Securities Living Investments
Corp.(ö) 3,087 2,861
Global One Real Estate Investment
Corp.(ö) 3,575 3,628
GLP J- Reit (Æ)(ö) 3,127 4,931
Hulic REIT, Inc.(ö) 3,729 5,562
Japan Prime Realty Investment Corp.(ö) 769 2,553
Japan Retail Fund Investment Corp.(ö) 2,721 4,962
Kenedix Retail REIT Corp.(ö) 1,840 4,486
Mitsubishi Estate Co., Ltd. 863,400 13,943
Mitsui Fudosan Co., Ltd. 900,500 18,981
Mitsui Fudosan Logistics Park, Inc.(ö) 464 2,350
MORI Trust Hotel REIT, Inc.(ö) 3,657 4,083
MORI Trust Sogo REIT, Inc.(ö) 2,043 2,637
Nippon Building Fund, Inc.(ö) 876 5,074
Nippon REIT Investment Corp.(ö) 627 2,252
Nomura Real Estate Master Fund, Inc.(ö) 2,970 4,250
Sumitomo Realty & Development Co.,
Ltd. 99,800 3,084
Tokyu Fudosan Holdings Corp. 691,600 3,696
United Urban Investment Corp.(ö) 1,997 2,471
103,556
Macao - 0.3%
Sands China, Ltd. 599,200 2,634
Netherlands - 0.9%
Unibail - Rodamco -Westfield(ö) 104,023 8,212
Norway - 0.0%
Entra ASA(Þ) 13,286 301
Singapore - 3.1%
CapitaLand Mall Trust Class A(ö) 5,910,128 9,646
CapitaLand, Ltd. 1,702,200 4,219
City Developments, Ltd. 474,200 2,861
Frasers Logistics & Industrial Trust(ö) 2,032,400 2,166
Keppel DC REIT(ö) 1,173,800 2,499
Mapletree Industrial Trust(Æ)(ö) 1,650,500 3,612
Mapletree Logistics Trust(ö) 237,300 361
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,059,455 3,102
28,466
Spain - 0.4%
Arima Real Estate Socimi SA(Æ)(ö) 140,207 1,421

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
136 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Inmobiliaria Colonial Socimi SA(ö) 280,787 2,755
4,176
Sweden - 2.6%
Castellum AB 343,739 8,716
Catena AB 48,807 2,285
Fabege AB 319,823 5,025
Fastighets AB Balder Class B(Æ) 154,002 8,046
24,072
United Kingdom - 5.2%
Assura PLC(ö) 2,629,877 2,763
Big Yellow Group PLC(ö) 158,561 2,379
British Land Co. PLC (The)(ö) 1,031,178 6,901
Derwent London PLC(ö) 93,455 3,960
Grainger PLC 1,021,006 3,963
Land Securities Group PLC(ö) 242,982 2,241
LondonMetric Property PLC(ö) 565,688 1,773
PRS REIT PLC (The)(ö) 1,022,218 1,074
Safestore Holdings PLC(ö) 213,317 2,269
Segro PLC(ö) 989,610 12,830
Tritax EuroBox PLC(Þ) 855,391 1,157
UNITE Group PLC (The)(Æ)(ö) 416,371 5,954
Urban & Civic PLC 51,682 243
Workspace Group PLC(ö) 124,219 1,306
48,813
United States - 50.8%
Agree Realty Corp.(ö) 175,916 11,712
Alexandria Real Estate Equities, Inc.(ö) 85,805 15,292
American Campus Communities, Inc.(ö) 91,439 3,911
American Homes 4 Rent Class A(ö) 200,257 6,008
Americold Realty Trust(ö) 137,220 5,122
Apple Hospitality REIT, Inc.(ö) 403,346 5,207
AvalonBay Communities, Inc.(ö) 76,573 12,285
Boyd Gaming Corp.(Æ) 76,314 3,275
Brixmor Property Group, Inc.(ö) 75,882 1,256
Caesars Entertainment, Inc.(Æ) 28,283 2,101
CoreSite Realty Corp. Class A(ö) 30,011 3,760
CyrusOne , Inc.(ö) 143,331 10,485
Digital Realty Trust, Inc.(ö) 39,411 5,498
Duke Realty Corp.(ö) 197,243 7,884
EastGroup Properties, Inc.(ö) 64,179 8,861
Empire State Realty Trust, Inc. Class
A(ö) 260,339 2,426
Equinix , Inc.(Æ)(ö) 6,559 4,684
Equity LifeStyle Properties, Inc. Class
A(ö) 55,160 3,495
Essential Properties Realty Trust, Inc.(ö) 352,188 7,466
Essex Property Trust, Inc.(ö) 77,707 18,449
Extra Space Storage, Inc.(ö) 169,835 19,677
Gaming and Leisure Properties, Inc.(ö) 186,894 7,924
Healthcare Trust of America, Inc. Class
A(ö) 137,139 3,777
Healthpeak Properties, Inc.(ö) 369,891 11,182
Hilton Worldwide Holdings, Inc. 14,674 1,633
Host Hotels & Resorts, Inc.(ö) 243,112 3,557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Howard Hughes Corp. (The)(Æ) 37,677 2,974
Invitation Homes, Inc.(ö) 420,112 12,477
Jones Lang LaSalle, Inc.(Æ) 20,076 2,979
Kilroy Realty Corp.(ö) 93,891 5,389
Kimco Realty Corp.(ö) 730,187 10,960
Life Storage, Inc.(Æ)(ö) 80,734 9,639
Medical Properties Trust, Inc.(ö) 486,383 10,598
MGM Growth Properties LLC Class A(ö) 55,287 1,730
Mid-America Apartment Communities,
Inc.(ö) 67,254 8,520
NetSTREIT Corp.(ö) 92,134 1,796
Omega Healthcare Investors, Inc.(ö) 145,022 5,267
Park Hotels & Resorts, Inc.(ö) 563,916 9,671
Prologis, Inc.(ö) 399,198 39,784
Public Storage(ö) 77,013 17,785
Realty Income Corp.(ö) 38,383 2,386
Retail Properties of America, Inc. Class
A(ö) 197,827 1,693
Rexford Industrial Realty, Inc.(ö) 157,232 7,722
Sabra Health Care REIT, Inc.(ö) 277,023 4,812
SBA Communications Corp.(ö) 2,521 711
Simon Property Group, LP(ö) 374,167 31,909
SL Green Realty Corp.(ö) 117,785 7,018
STORE Capital Corp.(ö) 227,133 7,718
Sun Communities, Inc.(ö) 106,500 16,183
UDR, Inc.(ö) 289,973 11,144
Ventas, Inc.(ö) 434,842 21,325
VEREIT, Inc.(ö) 260,469 9,843
VICI Properties, Inc.(ö) 281,904 7,189
Welltower , Inc.(ö) 213,834 13,818
Weyerhaeuser Co.(ö) 127,553 4,277
474,244
Total Common Stocks
(cost $727,455) 898,631
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 27,527,219 (∞) 27,522
Total Short-Term Investments
(cost $27,523) 27,522
Total Investments - 99.3%
(identified cost $754,978) 926,153
Other Assets and Liabilities, Net
- 0.7%
6,488
Net Assets - 100.0%
932,641

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 137
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.8%
Entra ASA 10/19/15 NOK 13,286 8.09 107
301
ESR Cayman, Ltd. 11/12/19 HKD 801,400 2.17 1,739
2,880
Instone Real Estate Group AG 03/28/19 EUR 135,988 23.99 3,263
3,489
Tritax EuroBox PLC 07/04/18 GBP 855,391 1.15 982
1,157
7,827
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 514 USD 17,214 03/21
388
FTSE/EPRA Europe Index Futures 201 EUR 4,322 03/21
144
Hang Seng Index Futures 9 HKD 12,249 01/21
50
MSCI Singapore Index Futures 34 SGD 1,099 01/21
(3)
S&P/TSX 60 Index Futures 5 CAD 1,029 03/21
(8)
SPI 200 Index Futures 9 AUD 1,471 03/21
(6)
TOPIX Index Futures 20 JPY 360,899 03/21
80
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
645
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,115 JPY 114,936 01/05/21 (2)
Bank of America USD 146 SEK 1,201 01/04/21 —
Bank of America EUR 401 USD 488 03/17/21 (3)
Bank of America HKD 2,988 USD 385 01/04/21 —
Bank of America HKD 4,282 USD 552 01/05/21 —
Bank of America JPY 139,024 USD 1,343 01/04/21 (4)
Bank of America JPY 27,969 USD 269 03/17/21 (2)
Bank of America NOK 5,714 USD 663 01/04/21 (4)
Bank of New York USD 337 AUD 451 03/17/21 11
Bank of New York USD 308 CAD 394 03/17/21 1
Bank of New York USD 1,724 EUR 1,421 03/17/21 15
Bank of New York USD 525 HKD 4,069 03/17/21 —
Bank of New York USD 1,051 JPY 109,289 03/17/21 9
Bank of New York USD 289 SGD 385 03/17/21 3
JPMorgan Chase USD 337 AUD 451 03/17/21 11
JPMorgan Chase USD 308 CAD 394 03/17/21 1
JPMorgan Chase USD 1,725 EUR 1,421 03/17/21 14
JPMorgan Chase USD 525 HKD 4,069 03/17/21 —
JPMorgan Chase USD 1,050 JPY 109,289 03/17/21 9
JPMorgan Chase USD 289 SGD 385 03/17/21 3
Royal Bank of Canada USD 338 AUD 451 03/17/21 11

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
138 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 308 CAD 394 03/17/21 1
Royal Bank of Canada USD 90 EUR 73 01/04/21 (1)
Royal Bank of Canada USD 57 EUR 46 01/05/21 —
Royal Bank of Canada USD 492 EUR 400 03/17/21 (3)
Royal Bank of Canada USD 1,727 EUR 1,421 03/17/21 13
Royal Bank of Canada USD 525 HKD 4,069 03/17/21 —
Royal Bank of Canada USD 581 JPY 60,000 03/17/21 —
Royal Bank of Canada USD 1,051 JPY 109,289 03/17/21 8
Royal Bank of Canada USD 480 SEK 3,934 01/05/21 (2)
Royal Bank of Canada USD 289 SGD 385 03/17/21 3
Royal Bank of Canada NOK 1,017 USD 119 01/05/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
92
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 38,384 $ —
$ —
$ 38,384 4 .1
Austria — 3,241 —
—
3,241 0 .3
Belgium — 9,822 —
—
9,822 1 .1
Canada 16,945 — —
—
16,945 1 .8
China 1,838 — —
—
1,838 0 .2
France — 19,300 —
—
19,300 2 .1
Germany — 60,562 —
—
60,562 6 .5
Hong Kong — 52,500 —
—
52,500 5 .6
India — 1,565 —
—
1,565 0 .2
Japan — 103,556 —
—
103,556 11 .1
Macao — 2,634 —
—
2,634 0 .3
Netherlands — 8,212 —
—
8,212 0 .9
Norway — 301 —
—
301 —
*
Singapore — 28,466 —
—
28,466 3 .1
Spain — 4,176 —
—
4,176 0 .4
Sweden — 24,072 —
—
24,072 2 .6
United Kingdom — 48,813 —
—
48,813 5 .2
United States 474,244 — —
—
474,244 50 .8
Short-Term Investments — — — 27,522 27,522 3 .0
Total Investments 493,027 405,604 — 27,522 926,153 99 .3
Other Assets and Liabilities, Net 0 .7

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 139
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
100 .0
Other Financial Instruments
Assets
Futures Contracts 662 — — — 662 0 .1
Foreign Currency Exchange Contracts — 113 — — 113 —
*
A
Liabilities
Futures Contracts (17) — — — (17) (—)
*
Foreign Currency Exchange Contracts (13) (8) — — (21) (—)
*
Total Other Financial Instruments
**
$ 632 $ 105 $ — $ — $ 737
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2020, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
261,153
Healthcare ..............................................................................
76,644
Industrial ................................................................................
106,411
Internet Services & Infrastructure ...........................................
28,764
Lodging/Resorts ......................................................................
25,881
Office ......................................................................................
63,228
Residential ..............................................................................
162,716
Retail ......................................................................................
122,085
Self Storage .............................................................................
51,749
Short-Term Investments ..........................................................
27,522
Total Investments .................................................................... 926,153

See accompanying notes which are an integral part of the financial statements.
140 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — December 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 113
Variation margin on futures contracts* 662 —
Total
$ 662 $ 113
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 17 $ —
Unrealized depreciation on foreign currency exchange contracts — 21
Total
$ 17 $ 21
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 6,363 $ —
Foreign currency exchange contracts — 1,171
Total
$ 6,363 $ 1,171
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (3 2 ) $ —
Foreign currency exchange contracts — (32)
Total
$ (3 2 ) $ (32)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 141
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 113 $ — $ 113
Total Financial and Derivative Assets
113 — 113
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 113 $ — $ 113
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 13 $ — $ — $ 13
Bank of New York
12 — — 12
BNP Paribas
14 — — 14
JPMorgan Chase
26 6 — 20
Royal Bank of Canada
39 2 — 37
State Street
9 — — 9
Total
$ 113 $ 8 $ — $ 105

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
142 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 21 $ — $ 21
Total Financial and Derivative Liabilities
21 — 21
Financial and Derivative Liabilities not subject to a netting agreement
(13) — (13)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8 $ — $ 8
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
JPMorgan Chase $ 6 $ 6 $ — $ —
Royal Bank of Canada 2 2 — —
Total
$ 8 $ 8 $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 143
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 754,978
Investments, at fair value(>) ...........................................................................................................................................................
926,153
Foreign currency holdings(^) ......................................................................................................................................................... 1,129
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 113
Receivables:
Dividends and interest ....................................................................................................................................................... 3,366
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 4,516
Fund shares sold ................................................................................................................................................................ 75
Foreign capital gains taxes recoverable ............................................................................................................................. 209
From broker(a) ................................................................................................................................................................... 1,735
Variation margin on futures contracts ................................................................................................................................. 647
Total assets .................................................................................................................................................
937,945
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 4,235
Fund shares redeemed ....................................................................................................................................................... 158
Accrued fees to affiliates .................................................................................................................................................... 668
Other accrued expenses ..................................................................................................................................................... 222
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 21
Total liabilities .............................................................................................................................................
5,304
Net Assets ............................................................................................................................................................
$ 932,641

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
144 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 68,445
Shares of beneficial interest ...........................................................................................................................................................
649
Additional paid-in capital ..............................................................................................................................................................
863,547
Net Assets ............................................................................................................................................................
$ 932,641
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 14.37
Net assets ............................................................................................................................................................................... $ 932,641,300
Shares outstanding ($.01 par value) ....................................................................................................................................... 64,910,966
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,126
(>)     Investments in affiliates, U.S. Cash Management Fund $ 27,522
(a)     Receivable from Broker for Futures $ 1,735
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 145
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 24, 521
Dividends from affiliated funds ......................................................................................................................................... 216
Securities lending income (net) ......................................................................................................................................... 194
Less foreign taxes withheld ............................................................................................................................................... (825)
Total investment income ...............................................................................................................................................................
24,106
Expenses
Advisory fees .................................................................................................................................................................... 6,758
Administrative fees ........................................................................................................................................................... 422
Custodian fees ................................................................................................................................................................... 168
Transfer agent fees ............................................................................................................................................................ 37
Professional fees ............................................................................................................................................................... 143
Trustees’ fees .................................................................................................................................................................... 40
Printing fees ...................................................................................................................................................................... 120
Miscellaneous ................................................................................................................................................................... 27
Total expenses ...............................................................................................................................................................................
7,715
Net investment income (loss) ........................................................................................................................................................
16,391
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (70,807)
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 6,363
Foreign currency exchange contracts ................................................................................................................................ 1,171
Foreign currency-related transactions ............................................................................................................................... 292
Net realized gain (loss) ..................................................................................................................................................................
(62,984)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 5, 368
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (32)
Foreign currency exchange contracts ................................................................................................................................ (32)
Foreign currency-related transactions ............................................................................................................................... 19
Net change in unrealized appreciation (depreciation) ................................................................................................................... 5,324
Net realized and unrealized gain (loss) ......................................................................................................................................... (57,660)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (41,269)

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
146 Global Real Estate Securities Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 16,391 $ 15, 772
Net realized gain (loss) ...................................................................................................................... (62,984) 15,745
Net change in unrealized appreciation (depreciation) ....................................................................... 5,324 143,607
Net increase (decrease) in net assets from operations ............................................................................. (41,269) 175, 124
Distributions
To shareholders ................................................................................................................................. (12,976) (46,690)
Net decrease in net assets from distributions .......................................................................................... (12,976) (46,690)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 35,599 379
Total Net Increase (Decrease) in Net Assets ..........................................................................
(18,646) 128,813
Net Assets
Beginning of period .................................................................................................................................
951,287 822,474
End of period ..........................................................................................................................................
$ 932,641 $ 951,287
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 4,515 $ 54,861 1,024 $ 15, 653
Proceeds from reinvestment of distributions 1,029 12, 976 3,076 46,690
Payments for shares redeemed (2,411) (32, 238 ) (4,086) (61,964)
Total increase (decrease)
3,133 $ 35,599 14 $ 379

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
148 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
December 31, 2020 15.40 .26 (1.09) (.83) (.20) — —
December 31, 2019 13.32 .26 2.60 2.86 (.78) — —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02) —
December 31, 2017 14.00 .29 1.34 1.63 (.54) (.28) —
December 31, 2016 14.71 .31 .13 .44 (.57) (.46) (.12)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 149
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96
(.78) 15.40 21.64 951,287 .92 .92 1.72 81
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78
(.82) 14.81 11.80 899,454 .92 .92 2.09 84
(1.15) 14.00 3.02 800,818 .94 .94 2.06 91

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
150 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
Advisory fees $ 620,758
Administration fees 38,797
Transfer agent fees 3,415
Trustee fees 5,124
$ 668,094
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 37,832 $ 280,686 $ 290,994 $ (3) $ 1 $ 27,522 $ 216 $ —
U.S. Cash Collateral Fund 29,944 206,880 236,824 — — — 181 —
$ 67,776 $ 487,566 $ 527,818 $ (3) $ 1 $ 27,522 $ 397 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 816,627,559 $ 112,263,316 $ (2,471,365) $ 109,791,951 $ 16,473,435 $ (57,876,488)
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 12,976,175 $ — $ — $ 46,690,134 $ — $ —

Russell Investment Funds
Notes to Schedule of Investments — December 31, 2020
Notes to Schedule of Investments 151
Footnotes:
Abbreviations:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements .
(1)
Weekly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR - Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI - Goldman Sachs Commodity Index
HIBOR - Hong Kong Interbank Offer Rate

Russell Investment Funds
Notes to Schedule of Investments, continued — December 31, 2020
152 Notes to Schedule of Investments
Foreign Currency Abbreviations:
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR - Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI - West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 153
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(e) Gross and Net Expense Ratios for the period ended December 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, the expense ratios would have been higher by the amount listed below.
Fund
Impact of the fee reimbursement on
gross and net expense ratios
U.S. Strategic Equity Fund 0.01%
U.S. Small Cap Equity Fund 0.01%
International Developed Markets Fund 0.05%

Russell Investment Funds
Notes to Financial Statements — December 31, 2020
154 Notes to Financial Statements
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 155
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
156 Notes to Financial Statements
the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers into or out of Level 3 for the period ended December 31, 2020.
The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $625,348.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in the fair value measurement of certain Funds' preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 157
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds' debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
158 Notes to Financial Statements
tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At December 31, 2020, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2017 through December 31,
2019, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 159
net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at
December 31, 2020. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the
Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain
(loss) on investments in the Statements of Operations. The Strategic Bond Fund had a deferred capital gains tax liability of $20,011 as of December 31, 2020. The Strategic Bond Fund had $10,320 included in net realized gain (loss) on investments in the Statement of Operations related to capital gains taxes for the period ended December 31, 2020.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
160 Notes to Financial Statements
date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of
Operations, for the period ended December 31, 2020, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("FX contracts"). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency exchange contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
International Developed Markets Fund $ 98,889,123 $ 61,391,421 $ 82,217,043 $ 92,369,225
Strategic Bond Fund 313,858,104 281,841,211 339,449,231 282,450,458
Global Real Estate Securities Fund 42,738,714 35,983,934 22,883,112 19,576,632
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
International Developed Markets Fund $ 100,532,761 $ 61,787,261 $ 82,779,604 $ 91,378,799
Strategic Bond Fund 316,376,044 282,765,016 339,937,566 283,120,633
Global Real Estate Securities Fund 42,972,669 36,224,112 22,947,844 19,496,825

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 161
a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2020, the Strategic Bond Fund purchased/sold options primarily for return enhancement and hedging.
The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Notional of Options Contracts Outstanding
Funds March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
Strategic Bond Fund $ 201,502,250 $ — $ 11,587,500 $ 8,364,250
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
U.S. Strategic Equity Fund $ 30,322,460 $ 17,768,650 $ 1,508,400 $ 7,497,600
U.S. Small Cap Equity Fund 15,148,320 12,003,960 8,274,200 10,663,920
International Developed Markets Fund 121,418,445 125,785,574 116,419,273 120,770,115
Strategic Bond Fund 1,076,512,278 755,213,567 684,890,630 678,559,999
Global Real Estate Securities Fund 63,857,884 55,071,146 31,818,603 30,342,388

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
162 Notes to Financial Statements
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 163
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
164 Notes to Financial Statements
For the period ended December 31, 2020, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended December 31, 2020, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended December 31, 2020, there were no total return swaps held in the Funds.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended December 31, 2020, there were no currency swaps held in the Funds.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
Strategic Bond Fund $ 164,893,255 $ 99,202,500 $ 14,140,000 $ 17,926,000
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
Strategic Bond Fund $ 108,838,242 $ 135,228,872 $ 33,493,056 $ 72,984,267

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 165
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. There were no unfunded loan commitments as of December 31, 2020.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
166 Notes to Financial Statements
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Fund typically expects to collateralize short sale transactions through the Fund's respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Fund may also deliver cash to
State Street for the purposes of collateralizing its short sales transactions or "memo pledge" securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in the Fund's custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund's cash collateral, a risk which would increase with any decline in State Street's credit profile. However, the impact of State Street's failure to return a security lent to it by a Fund, or failure to return a Fund's cash collateral, would be mitigated by the Fund's right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal
Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund's prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of December 31, 2020, the market value of the securities on loan through the reciprocal lending program for U.S. Small Cap
Equity Fund was $9,084,350.
As of December 31, 2020 the U.S. Small Cap Equity Fund held $13,307,888 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of December 31, 2020, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 167
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
168 Notes to Financial Statements
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments,

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 169
sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
170 Notes to Financial Statements
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of December 31, 2020, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 171
country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 and the resulting market impact have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may adversely impact a Fund's investments and performance.
Investment Transactions
Securities
During the period ended December 31, 2020, purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Purchases and sales of U.S. government and agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.
Purchases Sales
U.S. Strategic Equity Fund $ 206,334,178 $ 254,162,034
U.S. Small Cap Equity Fund 230,335,740 245,021,634
International Developed Markets Fund 186,764,666 201,829,163
Strategic Bond Fund 326,162,306 299,125,442
Global Real Estate Securities Fund 829,641,024 769,856,867
Purchases Sales
Strategic Bond Fund $ 390,596,938 $ 419,880,562

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
172 Notes to Financial Statements
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2020:
There were no advisory fee waivers for the Funds during the period.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2020 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, serves as the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
Annual Rate
Funds Advisory (%) Administration (%)
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Advisory Administration
U.S. Strategic Equity Fund
$ 3,568,673 $ 244,429
U.S. Small Cap Equity Fund
1,746,702 97,039
International Developed Markets Fund
3,115,784 173,099
Strategic Bond Fund
4,917,812 447,074
Global Real Estate Securities Fund
6,758,410 422,401
Amount
U.S. Strategic Equity Fund
$ 21,510
U.S. Small Cap Equity Fund
8,539
International Developed Markets Fund
15,233
Strategic Bond Fund
39,343
Global Real Estate Securities Fund
37,171

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 173
During the period ended December 31, 2020, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a
-7 of the Investment Company Act.
Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 33 funds and RIF, which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended December 31, 2020, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,730,750.
Federal Income Taxes
At December 31, 2020, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year. Available capital loss carryforwards are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Record Ownership
At December 31, 2020, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
No Expiration
Funds Short Term Long-Term Totals
U.S. Strategic Equity Fund $ 1,556,196 $ — $ 1,556,196
U.S. Small Cap Equity Fund 2,109,113 — 2,109,113
International Developed Markets Fund — 3,655,970 3,655,970
Global Real Estate Securities Fund 51,263,350 6,613,138 57,876,488
# of Shareholders %
U.S. Strategic Equity Fund
2 78.4
U.S. Small Cap Equity Fund
2 74.4
International Developed Markets Fund
2 72.4
Strategic Bond Fund
2 84.7
Global Real Estate Securities Fund
2 90.3

Report of Independent Registered Public Accounting Firm
174 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund,
International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic Equity
Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities
Fund (five of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31,
2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December
31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 12, 2021
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Funds
Tax Information — December 31, 2020 (Unaudited)
Tax Information 175
For the tax year ended December 31, 2020, the Funds designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2021 will show the tax status of all distributions paid to your account in calendar year 2020.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2020:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31, 2020.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
U.S. Strategic Equity 100.0%
U.S. Small Cap Equity 100.0%
International Developed Markets 0.0%
Global Real Estate Securities 0.0%
Strategic Bond 0.0%
U.S. Strategic Equity $ 4,482,632
U.S. Small Cap Equity 4,887,295
International Developed Markets —
Global Real Estate Securities
—
Strategic Bond 14,960,631
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets $ 833,126 $ 0.0257 $ 8,101,663 $ 0.2495

Russell Investment Funds
Affiliated Brokerage Transactions — December 31, 2020 (Unaudited)
176 Affiliated Brokerage Transactions
As discussed in the Note 4 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-
discretionary managers, (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or (v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended December 31, 2020 were as follows:
Fund Name
U.S. Strategic Equity Fund $ 20,275
U.S. Small Cap Equity Fund 56,746
International Developed Markets Fund 58,687
Strategic Bond Fund —
Global Real Estate Securities Fund 166,727

Russell Investment Funds
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 177
Quarterly Approval of Money Manager Contracts
The Board received the following proposals from RIM at the quarterly Board meeting held on December 8, 2020: to approve new portfolio management contracts for the Strategic Bond Fund with respect to a new Money Manager, and for the U.S. Small Cap Equity
Fund resulting from a pending change of control for an existing Money Manager.
With respect to the portfolio management contract for a new Money Manager for the Strategic Bond Fund, the Trustees approved the terms of the proposed new portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information of the new Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”);
and the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards;
RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with
RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money
Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager;
and the expected costs of transitioning Fund assets to the Money Manager or its strategy.
With respect to the portfolio management contract for an existing Money Manager of the U.S. Small Cap Equity Fund related to a pending change of control, the Trustees approved the terms of the proposed new portfolio management contract based upon RIM’s recommendation to enter into a new portfolio management contract with the Money Manager at the proposed fee rate, which is the same rate as under the prior portfolio management contract; information as to the reason for the proposed new portfolio management contract; information as to the Money Manager’s strategy to be utilized in the management of the Fund’s investment portfolio and
RIM’s recommendation and research ranking assigned to the Money Manager; information provided by RIM that there are no expected changes to the Money Manager’s investment process, day-to-day operations or services as a result of the change of control; information as to any significant business relationships between the Money Manager and RIM or RIFIS; a statement from the CCO that there have been no changes to the Money Manager’s compliance policies and procedures; and information provided by RIM that the change in control of the Money Manager would have no impact on the aggregate Money Manager fees to be paid by RIM from its advisory fee.
The Trustees considered RIM’s prior explanations, including in connection with the Board’s most recent evaluation and approval of the
Funds’ existing investment advisory agreements with RIM and then current Money Managers for the Funds, as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; and RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 18-19, 2020 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Manager and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Shareholder Requests for Additional Information — December 31, 2020 (Unaudited)
178 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — December 31, 2020
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 179
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
42 None
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
42 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2020 (Unaudited)
180 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
42 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Retired 42 None
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
42 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 181
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 42 None
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005 Appointed until
successor is
duly elected and
qualified
Retired 42 None
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM
42
None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2020 (Unaudited)
182 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS (continued)
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
Adviser, Money Managers and Service Providers — December 31, 2020 (Unaudited)
Adviser, Money Managers and Service Providers 183
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Dallas TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
BlueBay Asset Management LLP, London, United Kingdom
Colchester Global Investors Limited, London, United
Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY
Cohen & Steers UK Limited London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Sydney, Australia and Deutsche
Alternatives Asset Management (Global) Limited, London,
United Kingdom operating under the brand name Deutsche
Asset Management
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2020 ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
DECEMBER 31, 2020
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. In-
stead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial profes-
sional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
To Our Shareholders 3
Moderate Strategy Fund 4
Balanced Strategy Fund 21
Growth Strategy Fund 39
Equity Growth Strategy Fund 57
Notes to Schedule of Investments 75
Notes to Financial Highlights 76
Notes to Financial Statements 77
Report of Independent Registered Public Accounting Firm 91
Tax Information 92
Shareholder Requests for Additional Information 93
Disclosure of Information about Fund Trustees and Officers 94
Adviser and Service Providers 98
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Annual Report
December 31, 2020
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operation under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Our primary focus has never changed: It is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best strategy for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The chaotic year of 2020, with the combination of COVID-19 and presidential elections, has made for a bumpy ride, with a dramatic return of market volatility:
For the one-year period ended December 31, 2020, despite market volatility, U.S. equities returned 18.40%, according to the S&P 500
®
Index.
*
In comparison, non-U.S. equities, as measured by the MSCI EAFE Index, provided a positive return of 7.82% over the one-year period.
*
The volatility of 2020 made it challenging for some individuals to stick to their investment plans. It can be quite tempting to get distracted and try to move to those areas that have been working, abandoning those that have not. But if this year has taught us any lesson, it is that we believe those who stick to their long-term investment plans are consistently rewarded.
As a forward-looking firm, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We continue to believe in diversifying globally. We prefer non-U.S. equities to U.S. equities. We expect the post-
vaccine economic recovery to favor undervalued cyclical value stocks over expensive technology and growth stocks.
We like the value in emerging markets (EM) equities. We believe China’s early exit from the lockdown and stimulus measures will likely benefit EM more broadly, as should the recovery in global demand and a weaker U.S. dollar.
We believe that vaccine prospects are likely to make 2021 a year of global economic recovery. While markets have priced in a fair amount of the good news, more gains seem possible as corporate profits rebound and central banks remain on hold.
With the world in the early post-recession recovery phase of the business cycle, our medium-term outlook for economies and corporate earnings is positive. We believe that 2021 will feature an extended period of low-inflation, low-interest rate growth that favors equities over bonds.
Let me reiterate that at Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
There is nothing we value more than the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Peter Gunning
Global Chief Investment Officer, Russell Investments
* Source: S&P and MSCI. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the US and Canada.

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
4 Moderate Strategy Fund
Moderate Strategy Fund
Total
Return
1 Year 6 .40%
5 Years 6 .15%§
10 Years 5 .13%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 7 .51%
5 Years 4 .44%§
10 Years 3 .84%§
Russell 1000
®
Index ***
Total
Return
1 Year 20 .96%
5 Years 15 .60%§
10 Years 14 .01%§

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
Moderate Strategy Fund 5
The Moderate Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). The Underlying Funds employ a multi-
manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. Underlying Fund assets not allocated to money manager strategies are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s and Underlying Funds’ advisor. RIM,
as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long
term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund gained
6.40%. This is compared to the Fund’s primary benchmark, the
Bloomberg Barclays U.S. Aggregate Bond Index, which gained
7.51% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Allocation – 30% to 50% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 8.93%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended December 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by high yield debt with the aggregate bond universe trailing closely behind. Investment grade debt and treasuries found support by an accommodative
Federal Reserve policy, resulting in returns of 7.51% and
3.14%, respectively (as measured by the Bloomberg Barclays
U.S. Aggregate Bond Index and ICE BofA 1-3 Year US Treasury
Index). High yield credit outperformed, as the ICE BofA Global
High Yield Index returned 8.03% over the period. Loans and
emerging market debt underperformed.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 1000
®
Index returning 20.96%, while the
MSCI ACWI ex USA Index (Net) returned 10.65% and emerging
market shares returned 16.68% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K.
and European ex-U.K. equities returning -10.34% and 11.58%
respectively, as measured by the MSCI United Kingdom Index
and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equites strongly outperformed their value peers with return spreads widening beyond historical measures.
Last, within alternative assets, commodities declined as oil prices plunged on the heels of demand concerns.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to performance relative to the Fund’s fixed income benchmark during the period.
Allocations to U.S. equities, non-U.S. equities and U.S. small cap equities were additive. Overall performance of the fixed income
Underlying Funds relative to the Fund’s benchmark was negative.
An allocation to commodities hindered performance, as this asset class struggled against equities and fixed income.
The fixed income portion of the Fund’s portfolio provided overall negative results compared to the Fund’s fixed income benchmark.
An allocation to the RIF Strategic Bond Fund was moderately
positive from a benchmark-relative perspective as a result of its modestly long duration position. Given falling rates throughout the year, an allocation to the RIC Investment Grade Bond Fund was modestly positive as well, and Fund performance benefited from its long duration position. An allocation to the RIC
Unconstrained Total Return Fund detracted, as the substantial

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
6 Moderate Strategy Fund
drawdown in March more than offset gains made in other periods given the impact on commercial property.
Over the one-year period, the broader equity markets delivered strong absolute performance and the Fund’s equity allocation outperformed the Fund’s fixed income benchmark. However, most equity Underlying Funds underperformed their respective equity benchmarks. The RIF U.S. Strategic Equity Fund outperformed
its benchmark due to stock selection within the technology sector, while underweights to the real estate and consumer staples
sectors were additive. An allocation to the RIF U.S. Small Cap
Equity Fund, however, detracted due to its tilt toward companies with lower valuation. Furthermore, the RIC Emerging Markets
Fund underperformed its underlying benchmark based on its
underweight to the consumer discretionary sector.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s fixed income benchmark. The RIC Multi-Strategy
Income Fund’s global equity value managers were laggards over the period, with style headwinds proving difficult over the one-
year period. In addition, the Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S. equity underweight, was challenged over the period.
The alternative assets portion of the Fund’s portfolio, through an allocation to the RIC Commodity Strategies Fund, provided negative results compared to the Fund’s fixed income benchmark.
The Underlying Fund struggled against its respective benchmark as oil prices fell, while an overweight to the softs sector detracted from performance as well.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to Fund performance during the extreme levels of volatility seen in Q1
2020 as COVID-19 resulted in economic shutdown and broad
market equities dramatically fell.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a RIF Fund are based on numerous factors, should not
be relied on as an indication of investment decisions of any
RIF Fund.
* Assumes initial investment on January 1, 2011.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
Moderate Strategy Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,120.50 $ 1,024.43
Expenses Paid During Period* $ 0.75 $ 0.71
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.6%
Alternative - 2.0%
RIC Commodity Strategies Fund Class Y 363,378 1,857
Domestic Equities - 14.0%
RIF U.S. Small Cap Equity Fund 418,200 6,587
RIF U.S. Strategic Equity Fund 328,203 6,426
13,013
Fixed Income - 49.9%
RIC Investment Grade Bond Fund Class Y 473,677 10,677
RIC Unconstrained Total Return Fund Class Y 2,609,039 24,994
RIF Strategic Bond Fund 978,943 10,651
46,322
International Equities - 18.0%
RIC Emerging Markets Fund Class Y 216,416 4,627
RIC Global Equity Fund Class Y 798,834 6,510
RIF International Developed Markets Fund 453,132 5,519
16,656
Multi-Asset - 11.7%
RIC Multi-Strategy Income Fund Class Y 1,059,418 10,901
Total Investments in Affiliated Funds
(cost $80,896) 88,749
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 2,085,957 (∞)
2,086
Total Short-Term Investments
(cost $2,086) 2,086
Total Investments - 97.9%
(identified cost $82,982) 90,835
Other Assets and Liabilities, Net - 2.1%
1,963
Net Assets - 100.0%
92,798

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 126 EUR 4,473 03/21
98
FTSE 100 Index Futures 31 GBP 1,990 03/21
(24)
S&P 500 E-Mini Index Futures 38 USD 7,123 03/21
207
United States Treasury Ultra Bond Futures 27 USD 5,766 03/21
(81)
Short Positions
NASDAQ 100 E-Mini Index Futures 17 USD 4,381 03/21
(174)
Russell 2000 E-Mini Index Futures 13 USD 1,284 03/21
(39)
TOPIX Index Futures 6 JPY 108,270 03/21
(28)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(41)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TWD 9,520 USD 343 03/17/21 —
Bank of New York USD 372 EUR 307 03/17/21 3
Bank of New York USD 401 GBP 298 03/17/21 8
Bank of New York USD 380 JPY 39,503 03/17/21 3
Bank of New York HKD 3,883 USD 501 03/17/21 —
JPMorgan Chase USD 1,002 HKD 7,765 03/17/21 —
Royal Bank of Canada USD 373 EUR 307 03/17/21 3
Royal Bank of Canada USD 402 GBP 298 03/17/21 6
Royal Bank of Canada USD 380 JPY 39,503 03/17/21 3
Royal Bank of Canada HKD 3,883 USD 501 03/17/21 —
State Street USD 320 KRW 349,910 03/17/21 1
State Street USD 345 TWD 9,520 03/17/21 (2)
UBS KRW 349,910 USD 323 03/17/21 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
26
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 7,800 (5.000%)
(2)
12/20/25
(527) (212) (739)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 3,200 (1.000%)
(2)
12/20/25
(77) (2) (79)
Total Open Credit Indices Contracts (å) (604) (214) (818)

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 88,749 $ — $ —
$ —
$ 88,749 95.6
Short-Term Investments — — —
2,086
2,086 2.3
Total Investments 88,749 — — 2,086 90,835 97.9
Other Assets and Liabilities, Net 2.1
100.0
Other Financial Instruments
Assets
Futures Contracts 305 — — — 305 0.3
Foreign Currency Exchange Contracts — 28 — — 28 — *
'
Liabilities
Futures Contracts (346) — — — (346) (0.4)
Foreign Currency Exchange Contracts — (2) — — (2) (—)*
Credit Default Swap Contracts — (818) — — (818) (0.9)
Total Other Financial Instruments
**
$ (41) $ (792) $ — $ — $ (833)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
Fair Value of Derivative Instruments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 28 $ —
Variation margin on futures contracts* 305 — — —
Total
$ 305 $ — $ 28 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 265 $ — $ — $ 81
Unrealized depreciation on foreign currency exchange contracts — — 2 —
Credit default swap contracts, at fair value — 818 — —
Total
$ 265 $ 818 $ 2 $ 81
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (325) $ — $ — $ 132
Credit default swap contracts — (557) — —
Foreign currency exchange contracts — — 133 —
Total
$ (325) $ (557) $ 133 $ 132
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 335 $ — $ — $ (81)
Credit default swap contracts — (334) — —
Foreign currency exchange contracts — — 7 —
Total
$ 335 $ (334) $ 7 $ (81)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 28 $ — $ 28
Total Financial and Derivative Assets
28 — 28
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 28 $ — $ 28
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1 $ 1 $ — $ —
JPMorgan Chase
7 — — 7
Royal Bank of Canada
7 — — 7
State Street
6 — — 6
UBS
7 — — 7
Total
$ 28 $ 1 $ — $ 27

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 13
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2 $ — $ 2
Credit Default Swap Contracts Credit default swap contracts, at fair value 818 — 818
Total Financial and Derivative Liabilities
820 — 820
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 820 $ — $ 820
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 820 $ 1 $ 819 $ —
Total
$ 820 $ 1 $ 819 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 82,982
Investments, at fair value(>) ...........................................................................................................................................................
90,835
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 28
Receivables:
Dividends and interest ....................................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 132
Fund shares sold ................................................................................................................................................................ 6
From affiliates .................................................................................................................................................................... 4
From broker(a)(b) ............................................................................................................................................................... 2,870
Total assets .................................................................................................................................................
93,876
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 136
Accrued fees to affiliates .................................................................................................................................................... 4
Other accrued expenses ..................................................................................................................................................... 77
Variation margin on futures contracts ................................................................................................................................. 41
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2
Credit default swap contracts, at fair value(+) ................................................................................................................................ 818
Total liabilities .............................................................................................................................................
1,078
Net Assets ............................................................................................................................................................
$ 92,798

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 8,365
Shares of beneficial interest ...........................................................................................................................................................
89
Additional paid-in capital ..............................................................................................................................................................
84,344
Net Assets ............................................................................................................................................................
$ 92,798
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.48
Net assets ............................................................................................................................................................................... $ 92,797,815
Shares outstanding ($.01 par value) ....................................................................................................................................... 8,858,974
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (604)
(>)     Investments in affiliated funds $ 90,835
(a)     Receivable from Broker for Futures $ 1,572
(b)     Receivable from Broker for Swaps $ 1,298
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds .....................................................................................................................................
$ 1,652
Expenses
Advisory fees .................................................................................................................................................................... 181
Administrative fees ........................................................................................................................................................... 38
Custodian fees ................................................................................................................................................................... 59
Transfer agent fees ............................................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 44
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 18
Miscellaneous ................................................................................................................................................................... 8
Expenses before reductions .............................................................................................................................................. 356
Expense reductions ........................................................................................................................................................... (229)
Net expenses .................................................................................................................................................................................
127
Net investment income (loss) ........................................................................................................................................................
1,525
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (480)
Futures contracts .............................................................................................................................................................. (193)
Foreign currency exchange contracts ................................................................................................................................ 133
Credit default swap contracts ............................................................................................................................................ (557)
Capital gain distributions from affiliated funds ................................................................................................................. 2,013
Net realized gain (loss) ..................................................................................................................................................................
916
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 2,558
Futures contracts .............................................................................................................................................................. 254
Foreign currency exchange contracts ................................................................................................................................ 7
Credit default swap contracts ............................................................................................................................................ (334)
Foreign currency-related transactions ............................................................................................................................... 21
Net change in unrealized appreciation (depreciation) ................................................................................................................... 2,506
Net realized and unrealized gain (loss) ......................................................................................................................................... 3,422
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 4,947

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,525 $ 3,021
Net realized gain (loss) ...................................................................................................................... 916 462
Net change in unrealized appreciation (depreciation) ....................................................................... 2,506 8,525
Net increase (decrease) in net assets from operations ............................................................................. 4,947 12,008
Distributions
To shareholders ................................................................................................................................. (1,871) (3,680)
Net decrease in net assets from distributions .......................................................................................... (1,871) (3,680)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (10,623) (9,086)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(7,547) (758)
Net Assets
Beginning of period .................................................................................................................................
100,345 101,103
End of period ..........................................................................................................................................
$ 92,798 $ 100,345
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 725 $ 6,880 401 $ 3,863
Proceeds from reinvestment of distributions 196 1,871 384 3,680
Payments for shares redeemed (2,046) (19,374) (1,717) (16,629)
Total increase (decrease)
(1,125) $ (10,623) (932) $ (9,086)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2020 10.05 .16 .46 .62 (.19) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)
December 31, 2017 9.69 .25 .70 .95 (.23) (.12)
December 31, 2016 9.78 .31 .43 .74 (.38) (.45)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 19
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.19) 10.48 6.40 92,798 .39 .14 1.69 23
(.35) 10.05 12.54 100,345 .38 .14 2.98 26
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22
(.35) 10.29 9.88 114,906 .35 .13 2.57 20
(.83) 9.69 7.75 107,632 .33 .11 3.17 38

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At December 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1
Administration fees 3,334
Transfer agent fees 345
Trustee fees 603
$ 4,283
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 2,024 $ 265 $ 382 $ (74) $ 24 $ 1,857 $ 13 $ —
RIF U.S. Small Cap Equity Fund 7,045 1,192 2,351 (326) 1,027 6,587 4 151
RIF U.S. Strategic Equity Fund 7,064 640 2,479 (67) 1,268 6,426 29 59
RIC Investment Grade Bond Fund 11,910 1,679 3,239 20 307 10,677 293 248
RIC Unconstrained Total Return
Fund 17,972 10,879 3,674 (267) 84 24,994 475 —
RIF Strategic Bond Fund 21,880 1,680 13,177 372 (104) 10,651 426 174
RIC Emerging Markets Fund 5,105 445 1,282 60 299 4,627 35 —
RIC Global Equity Fund 7,055 1,960 1,733 (86) (686) 6,510 143 1,381
RIF International Developed Markets
Fund 6,028 560 1,252 57 126 5,519 61 —
RIC Multi-Strategy Income Fund 12,028 719 1,890 (169) 213 10,901 168 —
U.S. Cash Management Fund 531 45,447 43,892 — — 2,086 5 —
$ 98,642 $ 65,466 $ 75,351 $ (480) $ 2,558 $ 90,835 $ 1,652 $ 2,013
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 83,272,021 $ 7,770,883 $ (1,042,195) $ 6,728,688 $ 1,039,875 $ 838,598
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 1,870,975 $ — $ — $ 1,227,506 $ 2,452,600 $ —

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
Balanced Strategy Fund 21
Balanced Strategy Fund
Total
Return
1 Year 7 .65%
5 Years 7 .37%§
10 Years 6 .10%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 7 .51%
5 Years 4 .44%§
10 Years 3 .84%§
Russell 1000
®
Index ***
Total
Return
1 Year 20 .96%
5 Years 15 .60%§
10 Years 14 .01%§
MSCI World ex USA Index (Net) ****
Total
Return
1 Year 7 .59%
5 Years 7 .64%§
10 Years 5 .19%§

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
22 Balanced Strategy Fund
The Balanced Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). The Underlying Funds employ a multi-
manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. Underlying Fund assets not allocated to money manager strategies are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s and Underlying Funds’ advisor. RIM,
as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund gained
7.65%. This is compared to the Fund’s primary benchmark, the
Bloomberg Barclays U.S. Aggregate Bond Index, which gained
7.51% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Allocation – 50% to 70% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 11.00%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended December 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by high yield debt with the aggregate bond universe trailing closely behind. Investment grade debt and treasuries found support by an accommodative
Federal Reserve policy, resulting in returns of 7.51% and
3.14%, respectively (as measured by the Bloomberg Barclays
U.S. Aggregate Bond Index and ICE BofA 1-3 Year US Treasury
Index). High yield credit outperformed, as the ICE BofA Global
High Yield Index returned 8.03% over the period. Loans and
emerging market debt underperformed.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 1000
®
Index returning 20.96%, while the
MSCI ACWI ex USA Index (Net) returned 10.65% and emerging
market shares returned 16.68% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K.
and European ex-U.K. equities returning -10.34% and 11.58%
respectively, as measured by the MSCI United Kingdom Index
and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equites strongly outperformed their value peers with return spreads widening beyond historical measures.
Last, within alternative assets, commodities declined as oil prices plunged on the heels of demand concerns. Real assets
underperformed equities and fixed income, led by a decline in oil prices and infrastructure.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a contributor to
performance relative to the Fund’s fixed income benchmark during the period. Allocations to U.S. equities, non-U.S. equities and
U.S. small cap equities were additive. Overall performance of the fixed income Underlying Funds relative to the Fund’s benchmark was negative. Exposure to real estate and commodities hindered performance, as these asset classes struggled relative to equities and fixed income.
The fixed income portion of the Fund’s portfolio provided overall negative results compared to the Fund’s fixed income benchmark.
An allocation to the RIF Strategic Bond Fund was moderately
positive from a benchmark-relative perspective as a result of its modestly long duration position. An allocation to the RIC
Unconstrained Total Return Fund detracted, as the substantial

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
Balanced Strategy Fund 23
drawdown in March more than offset gains made in other periods given the impact on commercial property.
Over the one-year period, the broader equity markets delivered strong absolute performance and the Fund’s equity allocation outperformed the Fund’s fixed income benchmark. However, most equity Underlying Funds underperformed their respective equity benchmarks. The RIF U.S. Strategic Equity Fund outperformed
its benchmark due to stock selection within the technology sector, while underweights to the real estate and consumer staples
sectors were additive. An allocation to the RIF U.S. Small Cap
Equity Fund, however, detracted due to its tilt toward companies with lower valuation. Furthermore, the RIC Emerging Markets
Fund underperformed its underlying benchmark based on its
underweight to the consumer discretionary sector.
The alternative assets portion of the Fund’s portfolio provided negative results compared to the Fund’s fixed income benchmark.
The RIF Global Real Estate Securities Fund underperformed
the Fund’s benchmark due to the overall weakness of the asset class relative to other market segments. The RIC Commodity
Strategies Fund struggled against its respective benchmark as oil prices fell, while an overweight to the softs sectors detracted from performance as well.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s fixed income benchmark. The RIC Multi-Strategy
Income Fund’s global equity value managers were laggards over the period, with style headwinds proving difficult over the one-
year period. In addition, the Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S. equity underweight, was challenged over the period.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to Fund performance during the extreme levels of volatility seen in Q1
2020 as COVID-19 resulted in economic shutdown and broad
market equities dramatically fell.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a RIF Fund are based on numerous factors, should not
be relied on as an indication of investment decisions of any
RIF Fund.

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
24 Balanced Strategy Fund
* Assumes initial investment on January 1, 2011 .
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
Balanced Strategy Fund 25
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,166.50 $ 1,024.43
Expenses Paid During Period* $ 0.76 $ 0.71
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.1%
Alternative - 4.0%
RIC Commodity Strategies Fund Class Y 980,991 5,013
RIF Global Real Estate Securities Fund 341,135 4,902
9,915
Domestic Equities - 18.3%
RIF U.S. Small Cap Equity Fund 1,000,225 15,754
RIF U.S. Strategic Equity Fund 1,530,557 29,968
45,722
Fixed Income - 30.9%
RIC Unconstrained Total Return Fund Class Y 4,407,294 42,222
RIF Strategic Bond Fund 3,213,852 34,967
77,189
International Equities - 33.2%
RIC Emerging Markets Fund Class Y 709,584 15,171
RIC Global Equity Fund Class Y 4,598,872 37,480
RIF International Developed Markets Fund 2,480,295 30,210
82,861
Multi-Asset - 9.7%
RIC Multi-Strategy Income Fund Class Y 2,361,783 24,303
Total Investments in Affiliated Funds
(cost $211,926) 239,990
Short-Term Investments - 1.7%
U.S. Cash Management Fund(@) 4,215,525 (∞)
4,215
Total Short-Term Investments
(cost $4,215) 4,215
Total Investments - 97.8%
(identified cost $216,141) 244,205
Other Assets and Liabilities, Net - 2.2%
5,513
Net Assets - 100.0%
249,718

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 27
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 408 EUR 14,484 03/21
306
FTSE 100 Index Futures 92 GBP 5,906 03/21
(72)
MSCI Emerging Markets Index Futures 33 USD 2,126 03/21
61
Russell 2000 E-Mini Index Futures 69 USD 6,813 03/21
208
S&P 500 E-Mini Index Futures 87 USD 16,307 03/21
474
United States Treasury Ultra Bond Futures 45 USD 9,610 03/21
(133)
Short Positions
Hang Seng Index Futures 15 HKD 20,414 01/21
(82)
NASDAQ 100 E-Mini Index Futures 73 USD 18,813 03/21
(749)
TOPIX Index Futures 52 JPY 938,339 03/21
(245)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(232)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TWD 28,550 USD 1,030 03/17/21 1
Bank of New York USD 1,356 JPY 141,034 03/17/21 11
Bank of New York HKD 11,160 USD 1,440 03/17/21 —
JPMorgan Chase USD 2,879 HKD 22,319 03/17/21 —
Royal Bank of Canada USD 1,356 JPY 141,034 03/17/21 11
Royal Bank of Canada HKD 11,160 USD 1,440 03/17/21 —
State Street USD 1,552 KRW 1,695,470 03/17/21 6
State Street USD 1,035 TWD 28,550 03/17/21 (7)
UBS KRW 1,695,470 USD 1,563 03/17/21 5
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
27
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 7,500 (5.000%)
(2)
12/20/25
(479) (231) (710)
CDX NA High Yield Index Goldman Sachs
Sell
USD 15 1.000%
(2)
06/20/25
— — —
CDX NA Investment Grade
Index Bank of America
Purchase
USD 900 (1.000%)
(2)
12/20/25
(22) — (22)
CDX NA Investment Grade
Index Goldman Sachs
Purchase
USD 15 (1.000%)
(2)
06/20/25
17 (17) —
Total Open Credit Indices Contracts (å) (484) (248) (732)

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 239,990 $ — $ —
$ —
$ 239,990 96.1
Short-Term Investments — — —
4,215
4,215 1.7
Total Investments 239,990 — — 4,215 244,205 97.8
Other Assets and Liabilities, Net 2.2
100.0
Other Financial Instruments
Assets
Futures Contracts 1,049 — — — 1,049 0.4
Foreign Currency Exchange Contracts — 34 — — 34 —
*
'
Liabilities
Futures Contracts (1,281) — — — (1,281) (0.5)
Foreign Currency Exchange Contracts — (7) — — (7) (—)
*
Credit Default Swap Contracts — (732) — — (732) (0.3)
Total Other Financial Instruments
**
$ (232) $ (705) $ — $ — $ (937)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
Fair Value of Derivative Instruments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 34 $ —
Variation margin on futures contracts* 1,049 — — —
Total
$ 1,049 $ — $ 34 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,148 $ — $ — $ 133
Unrealized depreciation on foreign currency exchange contracts — — 7 —
Credit default swap contracts, at fair value — 732 — —
Total
$ 1,148 $ 732 $ 7 $ 133
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,323) $ — $ — $ 140
Credit default swap contracts — (565) — —
Foreign currency exchange contracts — — 50 —
Total
$ (1,323) $ (565) $ 50 $ 140
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 582 $ — $ — $ (133)
Credit default swap contracts — (211) — —
Foreign currency exchange contracts — — 146 —
Total
$ 582 $ (211) $ 146 $ (133)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 34 $ — $ 34
Total Financial and Derivative Assets
34 — 34
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 34 $ — $ 34
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 11 $ — $ — $ 11
JPMorgan Chase
16 7 — 9
State Street
1 — — 1
UBS
6 — — 6
Total
$ 34 $ 7 $ — $ 27

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 7 $ — $ 7
Credit Default Swap Contracts Credit default swap contracts, at fair value 732 — 732
Total Financial and Derivative Liabilities
739 — 739
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 739 $ — $ 739
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 732 $ — $ 732 $ —
JPMorgan Chase 7 7 — —
Total
$ 739 $ 7 $ 732 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 216,141
Investments, at fair value(>) ...........................................................................................................................................................
244,205
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 34
Receivables:
Fund shares sold ................................................................................................................................................................ 293
From broker(a)(b) ............................................................................................................................................................... 6,558
Total assets .................................................................................................................................................
251,090
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 292
Fund shares redeemed ....................................................................................................................................................... 1
Accrued fees to affiliates .................................................................................................................................................... 15
Other accrued expenses ..................................................................................................................................................... 94
Variation margin on futures contracts ................................................................................................................................. 231
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 7
Credit default swap contracts, at fair value(+) ................................................................................................................................ 732
Total liabilities .............................................................................................................................................
1,372
Net Assets ............................................................................................................................................................
$ 249,718

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 31,982
Shares of beneficial interest ...........................................................................................................................................................
243
Additional paid-in capital ..............................................................................................................................................................
217,493
Net Assets ............................................................................................................................................................
$ 249,718
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.26
Net assets ............................................................................................................................................................................... $ 249,718,017
Shares outstanding ($.01 par value) ....................................................................................................................................... 24,334,207
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (484)
(>)     Investments in affiliated funds $ 244,205
(a)     Receivable from Broker for Futures $ 5,390
(b)     Receivable from Broker for Swaps $ 1,168
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Balanced Strategy Fund
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 3,925
Expenses
Advisory fees .................................................................................................................................................................... 465
Administrative fees ........................................................................................................................................................... 99
Custodian fees ................................................................................................................................................................... 66
Transfer agent fees ............................................................................................................................................................ 10
Professional fees ............................................................................................................................................................... 55
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ...................................................................................................................................................................... 41
Miscellaneous ................................................................................................................................................................... 8
Expenses before reductions .............................................................................................................................................. 755
Expense reductions ........................................................................................................................................................... (430)
Net expenses .................................................................................................................................................................................
325
Net investment income (loss) ........................................................................................................................................................
3,600
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (2,031)
Futures contracts .............................................................................................................................................................. (1,183)
Foreign currency exchange contracts ................................................................................................................................ 50
Credit default swap contracts ............................................................................................................................................ (565)
Capital gain distributions from affiliated funds ................................................................................................................. 9,105
Net realized gain (loss) ..................................................................................................................................................................
5,376
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 6,266
Futures contracts .............................................................................................................................................................. 449
Foreign currency exchange contracts ................................................................................................................................ 146
Credit default swap contracts ............................................................................................................................................ (211)
Foreign currency-related transactions ............................................................................................................................... 33
Net change in unrealized appreciation (depreciation) ................................................................................................................... 6,683
Net realized and unrealized gain (loss) ......................................................................................................................................... 12,059
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 15,659

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 35
U guy
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,600 $ 7,536
Net realized gain (loss) ...................................................................................................................... 5,376 4,893
Net change in unrealized appreciation (depreciation) ....................................................................... 6,683 26,836
Net increase (decrease) in net assets from operations ............................................................................. 15,659 39,265
Distributions
To shareholders ................................................................................................................................. (6,351) (8,971)
Net decrease in net assets from distributions .......................................................................................... (6,351) (8,971)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (23,263) (19,950)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(13,955) 10,344
Net Assets
Beginning of period .................................................................................................................................
263,673 253,329
End of period ..........................................................................................................................................
$ 249,718 $ 263,673
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 966 $ 8,717 855 $ 7,917
Proceeds from reinvestment of distributions 686 6,351 962 8,971
Payments for shares redeemed (4,289) (38,331) (3,973) (36,838)
Total increase (decrease)
(2,637) $ (23,263) (2,156) $ (19,950)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
36 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)
December 31, 2017 9.74 .28 .87 1.15 (.25) (.47)
December 31, 2016 9.38 .24 .60 .84 (.32) (.16)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 37
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.24) 10.26 7.65 249,718 .33 .14 1.55 17
(.32) 9.78 16.32 263,673 .32 .14 2.89 32
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13
(.72) 10.17 12.00 295,259 .31 .13 2.74 35
(.48) 9.74 9.05 282,137 .30 .11 2.55 19

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 3,951
Administration fees 8,895
Transfer agent fees 921
Trustee fees 1,486
$ 15,253
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 5,296 $ 472 $ 635 $ (156) $ 36 $ 5,013 $ 36 $ —
RIF Global Real Estate Securities
Fund 5,226 504 572 (48) (208) 4,902 69 —
RIF U.S. Small Cap Equity Fund 15,830 1,880 3,596 (630) 2,270 15,754 8 341
RIF U.S. Strategic Equity Fund 31,784 719 7,796 (182) 5,443 29,968 127 268
RIC Unconstrained Total Return
Fund 33,932 15,353 6,404 (488) (171) 42,222 807 —
RIF Strategic Bond Fund 51,935 5,423 23,212 853 (32) 34,967 1,242 569
RIC Emerging Markets Fund 15,996 702 2,679 97 1,055 15,171 114 —
RIC Global Equity Fund 39,685 8,975 6,588 (823) (3,769) 37,480 818 7,927
RIF International Developed Markets
Fund 31,650 1,586 3,981 (167) 1,122 30,210 330 —
RIC Multi-Strategy Income Fund 26,321 1,388 3,439 (487) 520 24,303 360 —
U.S. Cash Management Fund 2,722 72,875 71,382 — — 4,215 14 —
$ 260,377 $ 109,877 $ 130,284 $ (2,031) $ 6,266 $ 244,205 $ 3,925 $ 9,105
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 218,010,403 $ 27,633,549 $ (2,492,442) $ 25,141,107 $ 2,537,631 $ 5,835,163
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 2,779,294 $ 3,571,549 $ — $ 4,016,825 $ 4,954,324 $ —

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
Growth Strategy Fund 39
Growth Strategy Fund
Total
Return
1 Year 9 .75%
5 Years 8 .62%§
10 Years 6 .76%§
Russell 1000
®
Index **
Total
Return
1 Year 20 .96%
5 Years 15 .60%§
10 Years 14 .01%§
Bloomberg Barclays U.S. Aggregate Bond Index ***
Total
Return
1 Year 7 .51%
5 Years 4 .44%§
10 Years 3 .84%§
MSCI World ex USA Index (Net) ****
Total
Return
1 Year 7 .59%
5 Years 7 .64%§
10 Years 5 .19%§

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
40 Growth Strategy Fund
The Growth Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). The Underlying Funds employ a multi-
manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. Underlying Fund assets not allocated to money manager strategies are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s and Underlying Funds’ advisor. RIM,
as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund gained
9.75%. This is compared to the Fund’s primary benchmark, the
Russell 1000
®
Index, which gained 20.96% during the same
period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Allocation – 70% to 85% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 11.28%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended December 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by high yield debt with the aggregate bond universe trailing closely behind. Investment grade debt and treasuries found support by an accommodative
Federal Reserve policy, resulting in returns of 7.51% and
3.14%, respectively (as measured by the Bloomberg Barclays
U.S. Aggregate Bond Index and ICE BofA 1-3 Year US Treasury
Index). High yield credit outperformed, as the ICE BofA Global
High Yield Index returned 8.03% over the period. Loans and
emerging market debt underperformed.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 1000
®
Index returning 20.96%, while the
MSCI ACWI ex USA Index (Net) returned 10.65% and emerging
market shares returned 16.68% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K.
and European ex-U.K. equities returning -10.34% and 11.58%
respectively, as measured by the MSCI United Kingdom Index
and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equites strongly outperformed their value peers with return spreads widening beyond historical measures.
Last, within alternative assets, commodities declined as oil prices plunged on the heels of demand concerns. Real assets
underperformed equities and fixed income, led by a decline in oil prices and infrastructure.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to
performance relative to the Fund’s equity benchmark during
the period. Allocations to non-U.S. equities and U.S. small cap equities detracted versus the Fund’s equity benchmark. The
Fund’s allocation to fixed income Underlying Funds was negative relative to the Fund’s benchmark as well. Exposure to real estate and commodities hindered performance, as these asset classes struggled relative to equities and fixed income.
The fixed income portion of the Fund’s portfolio provided overall negative results compared to the Fund’s equity benchmark.
Allocations to the RIF Strategic Bond Fund and RIC Unconstrained
Total Return Fund detracted as the market continued to favor risky assets, such as equities, while fixed income assets trailed behind.

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
Growth Strategy Fund 41
Over the one-year period, the broader equity markets delivered strong absolute performance. However, most equity Underlying
Funds underperformed their respective benchmarks and the
Fund’s equity allocation underperformed the Fund’s U.S. large cap equity benchmark. The RIF U.S. Strategic Equity Fund
outperformed its underlying benchmark due to stock selection within the technology sector, while underweights to the real estate and consumer staples sectors were additive. An allocation to the RIF U.S. Small Cap Equity Fund, however, detracted due to its tilt toward companies with lower valuation. Furthermore, the RIC Emerging Markets Fund underperformed its underlying
benchmark based on its underweight to the consumer discretionary sector.
The alternative assets portion of the Fund’s portfolio provided negative results compared to the Fund’s equity benchmark. The
RIF Global Real Estate Securities Fund underperformed the
Fund’s benchmark due to the overall weakness of the asset class relative to other market segments. The RIC Commodity Strategies
Fund struggled versus its benchmark as well as the Fund’s equity benchmark as oil prices fell.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. The RIC Multi-Asset Growth
Strategy Fund detracted as global equity value managers were laggards over the period, with style headwinds proving difficult.
In addition, the Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S.
equity underweight, was challenged over the period.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to Fund performance during the extreme levels of volatility seen in Q1
2020 as COVID-19 resulted in economic shutdown and broad
market equities dramatically fell.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a RIF Fund are based on numerous factors, should not
be relied on as an indication of investment decisions of any
RIF Fund.
* Assumes initial investment on January 1, 2011.
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
42 Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,207.20 $ 1,024.38
Expenses Paid During Period* $ 0.83 $ 0.76
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 94.9%
Alternative - 3.9%
RIC Commodity Strategies Fund Class Y 758,630 3,877
RIF Global Real Estate Securities Fund 268,551 3,859
7,736
Domestic Equities - 30.7%
RIF U.S. Small Cap Equity Fund 1,148,083 18,082
RIF U.S. Strategic Equity Fund 2,193,558 42,949
61,031
Fixed Income - 14.3%
RIC Unconstrained Total Return Fund Class Y 2,975,348 28,504
International Equities - 36.5%
RIC Emerging Markets Fund Class Y 646,343 13,819
RIC Global Equity Fund Class Y 3,591,708 29,272
RIF International Developed Markets Fund 2,420,250 29,479
72,570
Multi-Asset - 9.5%
RIC Multi-Asset Growth Strategy Fund Class Y 1,787,549 18,859
Total Investments in Affiliated Funds
(cost $160,167) 188,700
Short-Term Investments - 2.4%
U.S. Cash Management Fund(@) 4,839,481 (∞)
4,839
Total Short-Term Investments
(cost $4,839) 4,839
Total Investments - 97.3%
(identified cost $165,006) 193,539
Other Assets and Liabilities, Net - 2.7%
5,267
Net Assets - 100.0%
198,806

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
44 Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 421 EUR 14,946 03/21
315
FTSE 100 Index Futures 91 GBP 5,842 03/21
(71)
MSCI Emerging Markets Index Futures 17 USD 1,095 03/21
32
Russell 2000 E-Mini Index Futures 17 USD 1,679 03/21
51
S&P 500 E-Mini Index Futures 96 USD 17,993 03/21
523
United States Treasury Ultra Bond Futures 34 USD 7,261 03/21
(101)
Short Positions
Hang Seng Index Futures 12 HKD 16,331 01/21
(66)
NASDAQ 100 E-Mini Index Futures 47 USD 12,112 03/21
(482)
TOPIX Index Futures 40 JPY 721,800 03/21
(188)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
13
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TWD 28,550 USD 1,030 03/17/21 1
Bank of New York HKD 12,189 USD 1,572 03/17/21 —
JPMorgan Chase USD 3,145 HKD 24,378 03/17/21 —
Royal Bank of Canada HKD 12,189 USD 1,572 03/17/21 —
State Street USD 2,152 KRW 2,350,250 03/17/21 8
State Street USD 1,035 TWD 28,550 03/17/21 (7)
UBS KRW 2,350,250 USD 2,167 03/17/21 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
9
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 8,800 (5.000%)
(2)
12/20/25
(461) (372) (833)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 1,600 (1.000%)
(2)
12/20/25
(39) (1) (40)
Total Open Credit Indices Contracts (å) (500) (373) (873)

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 45
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 188,700 $ — $ —
$ —
$ 188,700 9 4 . 9
Short-Term Investments — — —
4,839
4,839 2.4
Total Investments 188,700 — — 4,839 193,539 97. 3
Other Assets and Liabilities, Net 2. 7
100.0
Other Financial Instruments
Assets
Futures Contracts 92 1 — — — 92 1 0. 5
Foreign Currency Exchange Contracts — 16 — — 16 —*
'
Liabilities
Futures Contracts (908) — — — (908) (0. 5 )
Foreign Currency Exchange Contracts — (7) — — (7) (—)*
Credit Default Swap Contracts — (873) — — (873) (0.4)
Total Other Financial Instruments
*
$ 1 3 $ (864) $ — $ — $ (85 1 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
46 Growth Strategy Fund
Russell Investment Funds
Growth Strategy Fund
Fair Value of Derivative Instruments — December 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 16 $ —
Variation margin on futures contracts* 92 1 — — —
Total
$ 92 1 $ — $ 16 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 8 07 $ — $ — $ 101
Unrealized depreciation on foreign currency exchange contracts — — 7 —
Credit default swap contracts, at fair value — 873 — —
Total
$ 807 $ 873 $ 7 $ 101
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (859) $ — $ — $ 230
Credit default swap contracts — 557 — —
Foreign currency exchange contracts — — (398) —
Total
$ (859) $ 557 $ (398) $ 230
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 772 $ — $ — $ (96)
Credit default swap contracts — (36) — —
Foreign currency exchange contracts — — 101 —
Total
$ 772 $ (36) $ 101 $ (96)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 47
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 16 $ — $ 16
Total Financial and Derivative Assets
16 — 16
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 16 $ — $ 16
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 8 $ — $ — $ 8
JPMorgan Chase
7 7 — —
UBS
1 — — 1
Total
$ 16 $ 7 $ — $ 9

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
48 Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 7 $ — $ 7
Credit Default Swap Contracts Credit default swap contracts, at fair value 873 — 873
Total Financial and Derivative Liabilities
880 — 880
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 880 $ — $ 880
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 873 $ — $ 873 $ —
JPMorgan Chase 7 7 — —
Total
$ 880 $ 7 $ 873 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 49
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 165,006
Investments, at fair value(>) ...........................................................................................................................................................
193,539
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 16
Receivables:

From broker(a)(b) ............................................................................................................................................................... 6,209
Variation margin on futures contracts ................................................................................................................................. 15
Total assets .................................................................................................................................................
199,8 16
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 25
Fund shares redeemed ....................................................................................................................................................... 10
Accrued fees to affiliates .................................................................................................................................................... 13
Other accrued expenses ..................................................................................................................................................... 82
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 7
Credit default swap contracts, at fair value(+) ................................................................................................................................ 873
Total liabilities .............................................................................................................................................
1,010
Net Assets ............................................................................................................................................................
$ 198,806

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 30,551
Shares of beneficial interest ...........................................................................................................................................................
193
Additional paid-in capital ..............................................................................................................................................................
168,06 2
Net Assets ............................................................................................................................................................
$ 198,806
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.32
Net assets ............................................................................................................................................................................... $ 198,806,178
Shares outstanding ($.01 par value) ....................................................................................................................................... 19,268,336
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (500)
(>)     Investments in affiliated funds $ 193,539
(a)     Receivable from Broker for Futures $ 4,819
(b)     Receivable from Broker for Swaps $ 1,390
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 51
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 2,041
Expenses
Advisory fees .................................................................................................................................................................... 364
Administrative fees ........................................................................................................................................................... 77
Custodian fees ................................................................................................................................................................... 58
Transfer agent fees ............................................................................................................................................................ 8
Professional fees ............................................................................................................................................................... 51
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ...................................................................................................................................................................... 31
Miscellaneous ................................................................................................................................................................... 8
Expenses before reductions .............................................................................................................................................. 606
Expense reductions ........................................................................................................................................................... (333)
Net expenses .................................................................................................................................................................................
273
Net investment income (loss) ........................................................................................................................................................
1,768
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (2,20 4 )
Futures contracts .............................................................................................................................................................. (629)
Foreign currency exchange contracts ................................................................................................................................ (398)
Credit default swap contracts ............................................................................................................................................ 55 7
Capital gain distributions from affiliated funds ................................................................................................................. 6,976
Net realized gain (loss) ..................................................................................................................................................................
4, 302
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 9,60 4
Futures contracts .............................................................................................................................................................. 67 6
Foreign currency exchange contracts ................................................................................................................................ 101
Credit default swap contracts ............................................................................................................................................ (36)
Foreign currency-related transactions ............................................................................................................................... (1)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 10,34 4
Net realized and unrealized gain (loss) ......................................................................................................................................... 14,64 6
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 16,414

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
52 Growth Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,7 68 $ 4,970
Net realized gain (loss) ...................................................................................................................... 4,302 4,892
Net change in unrealized appreciation (depreciation) ....................................................................... 10,34 4 23,360
Net increase (decrease) in net assets from operations ............................................................................. 16,414 33,222
Distributions
To shareholders ................................................................................................................................. (6,46 2 ) (12,311)
Net decrease in net assets from distributions .......................................................................................... (6,46 2 ) (12,311)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (16,55 5 ) (5,544)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(6,603) 15,367
Net Assets
Beginning of period .................................................................................................................................
205,409 190,042
End of period ..........................................................................................................................................
$ 198,806 $ 205,409
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 529 $ 4,519 453 $ 4,145
Proceeds from reinvestment of distributions 697 6,462 1,362 12,311
Payments for shares redeemed (3,080) (27,536) (2,393) (22,000)
Total increase (decrease)
(1,854) $ (16,55 5 ) (578) $ (5,544)

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
54 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2020 9.72 .09 .82 .91 (.15) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)
December 31, 2017 9.53 .34 1.13 1.47 (.32) (.22)
December 31, 2016 8.94 .20 .66 .86 (.27) —(f)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 55
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.31) 10.32 9.75 198,806 .33 .15 .97 16
(.58) 9.72 18.06 205,409 .33 .15 2.48 35
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18
(.54) 10.46 15.65 220,835 .32 .14 3.37 29
(.27) 9.53 9.73 205,944 .30 .12 2.14 18

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At December 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 4,356
Administration fees 7,097
Transfer agent fees 735
Trustee fees 1,114
$ 13,302
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 4,123 $ 367 $ 528 $ (285) $ 200 $ 3,877 $ 27 $ —
RIF Global Real Estate Securities
Fund 4,060 458 471 2 (190) 3,859 54 —
RIF U.S. Small Cap Equity Fund 18,437 1,929 4,174 (739) 2,629 18,082 9 398
RIF U.S. Strategic Equity Fund 45,335 1,003 10,826 (321) 7,758 42,949 181 386
RIC Unconstrained Total Return
Fund 20,157 13,590 5,056 (358) 171 28,504 538 —
RIF Strategic Bond Fund 12,025 138 12,174 604 (593) — 84 —
RIC Emerging Markets Fund 14,532 406 2,158 45 994 13,819 103 —
RIC Global Equity Fund 30,836 7,084 5,026 (531) (3,091) 29,272 639 6,192
RIF International Developed Markets
Fund 30,738 1,174 3,423 (147) 1,137 29,479 321 —
RIC Multi-Asset Growth Strategy
Fund 20,320 1,068 2,644 (474) 589 18,859 77 —
U.S. Cash Management Fund 1,621 52,157 48,939 — — 4,839 8 —
$ 202,184 $ 79,374 $ 95,419 $ (2,204) $ 9,604 $ 193,539 $ 2,041 $ 6,976
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 166,828,454 $ 28,360,516 $ (2,768,541) $ 25,591,975 $ 819,675 $ 5,673,116
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 3,042,608 $ 3,419,149 $ — $ 1,404,242 $ 10,906,819 $ —

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2020 (Unaudited)
Equity Growth Strategy Fund 57
Equity Growth Strategy Fund
Total
Return
1 Year 8 .26%
5 Years 8 .93%§
10 Years 7 .09%§
Russell 1000
®
Index **
Total
Return
1 Year 20 .96%
5 Years 15 .60%§
10 Years 14 .01%§
MSCI World ex USA Index (Net) ***
Total
Return
1 Year 7 .59%
5 Years 7 .64%§
10 Years 5 .19%§

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
58 Equity Growth Strategy Fund
The Equity Growth Strategy Fund (the “Fund”) is a fund of
funds that invests principally in other Russell Investment Funds
(“RIF”) and Russell Investment Company (“RIC”) mutual funds
(the “Underlying Funds”). The Underlying Funds employ a multi-
manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. Underlying Fund assets not allocated to money manager strategies are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s and Underlying Funds’ advisor. RIM,
as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2020?
For the fiscal year ended December 31, 2020, the Fund gained
8.26%. This is compared to the Fund’s primary benchmark, the
Russell 1000
®
Index, which gained 20.96% during the same
period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended December 31, 2020, the Morningstar
®
Insurance Allocation – 70% to 85% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 11.28%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended December 31, 2020, broad U.S. large cap equity market returns were positive on an absolute basis led by risk-on sentiment following periods of extreme volatility. With the rise in COVID-19 cases resulting in economic shutdown and recession, asset class returns were mixed in absolute terms led by
U.S. large cap equity and risky credits, while haven assets such as U.S. treasuries lagged.
With respect to fixed income, the fiscal year risk-on rally was slightly less obvious, as risky credits outperformed haven U.S.
treasuries, however credit risk was led by high yield debt with the aggregate bond universe trailing closely behind. Investment grade debt and treasuries found support by an accommodative
Federal Reserve policy, resulting in returns of 7.51% and
3.14%, respectively (as measured by the Bloomberg Barclays
U.S. Aggregate Bond Index and ICE BofA 1-3 Year US Treasury
Index). High yield credit outperformed, as the ICE BofA Global
High Yield Index returned 8.03% over the period. Loans and
emerging market debt underperformed.
Equities were the highest returning asset class, led by market leadership within U.S. large cap growth companies. With respect to regions, U.S. equities outperformed their developed non-U.S.
peers, with the Russell 1000
®
Index returning 20.96%, while the
MSCI ACWI ex USA Index (Net) returned 10.65% and emerging
market shares returned 16.68% as measured by the MSCI
Emerging Markets Index (Net). Regional return spreads were
even more significant in certain areas, for example, with U.K.
and European ex-U.K. equities returning -10.34% and 11.58%
respectively, as measured by the MSCI United Kingdom Index
and MSCI Europe ex UK Index. Within U.S. equities, large cap equities outperformed their more cyclical small cap peers, and growth-oriented equites strongly outperformed their value peers with return spreads widening beyond historical measures.
Last, within alternative assets, commodities declined as oil prices plunged on the heels of demand concerns. Real assets
underperformed equities and fixed income, led by a decline in oil prices and infrastructure.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to
performance relative to the Fund’s equity benchmark during
the period. Allocations to non-U.S. equities and U.S. small cap equities detracted versus the Fund’s equity benchmark. The
Fund’s allocation to fixed income Underlying Funds was negative relative to the Fund’s benchmark as well. Exposure to real estate and commodities hindered performance, as these asset classes struggled relative to equities and fixed income.
The fixed income portion of the Fund’s portfolio provided overall negative results compared to the Fund’s equity benchmark. An allocation to the RIC Unconstrained Total Return Fund detracted as the market continued to favor risky assets, such as equities, while fixed income assets trailed behind.
Over the one-year period, the broader equity markets delivered strong absolute performance. However, most equity Underlying

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2020
(Unaudited)
Equity Growth Strategy Fund 59
Funds underperformed their respective benchmarks and the
Fund’s equity allocation underperformed the Fund’s U.S. large cap equity benchmark. The RIF U.S. Strategic Equity Fund
outperformed its underlying benchmark due to stock selection within the technology sector, while underweights to the real estate and consumer staples sectors were additive. An allocation to the RIF U.S. Small Cap Equity Fund, however, detracted due to its tilt toward companies with lower valuation. Furthermore, the RIC Emerging Markets Fund underperformed its underlying
benchmark based on its underweight to the consumer discretionary sector.
The alternative assets portion of the Fund’s portfolio provided negative results compared to the Fund’s equity benchmark. The
RIF Global Real Estate Securities Fund underperformed the
Fund’s benchmark due to the overall weakness of the asset class relative to other market segments. The RIC Commodity Strategies
Fund struggled versus its benchmark as well as the Fund’s equity benchmark as oil prices fell.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. The RIC Multi-Asset Growth
Strategy Fund detracted as global equity value managers were laggards over the period, with style headwinds proving difficult.
In addition, the Underlying Fund’s tactical regional positioning, mainly driven by an overweight to non-U.S. equity and a U.S.
equity underweight, was challenged over the period.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may directly manage Fund assets and
utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.
During the period, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help efficiently implement tactical asset allocations.
In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was particularly additive to Fund performance during the extreme levels of volatility seen in Q1
2020 as COVID-19 resulted in economic shutdown and broad
market equities dramatically fell.
In August 2020, RIM removed the allocation to the RIC
Commodity Strategies Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a RIF Fund are based on numerous factors, should not
be relied on as an indication of investment decisions of any
RIF Fund.
* Assumes initial investment on January 1, 2011.
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — December 31, 2020 (Unaudited)
60 Equity Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2020 to December 31, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2020 $ 1,233.00 $ 1,02 4 . 38
Expenses Paid During Period* $ 0.84 $ 0.76
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 61
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.4%
Alternative - 2.9%
RIF Global Real Estate Securities Fund 90,419 1,299
Domestic Equities - 34.4%
RIF U.S. Small Cap Equity Fund 380,005 5,985
RIF U.S. Strategic Equity Fund 490,293 9,600
15,585
Fixed Income - 7.2%
RIC Unconstrained Total Return Fund Class Y 340,790 3,265
International Equities - 47.2%
RIC Emerging Markets Fund Class Y 205,757 4,399
RIC Global Equity Fund Class Y 1,123,146 9,154
RIF International Developed Markets Fund 642,641 7,827
21,380
Multi-Asset - 3.7%
RIC Multi-Asset Growth Strategy Fund Class Y 161,559 1,704
Total Investments in Affiliated Funds
(cost $35,571) 43,233
Short-Term Investments - 2.8%
U.S. Cash Management Fund(@) 1,288,817 (∞)
1,289
Total Short-Term Investments
(cost $1,289) 1,289
Total Investments - 98.2%
(identified cost $36,860) 44,522
Other Assets and Liabilities, Net - 1.8%
800
Net Assets - 100.0%
45,322

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
62 Equity Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 23 EUR 817 03/21
15
FTSE 100 Index Futures 22 GBP 1,412 03/21
(17)
MSCI Emerging Markets Index Futures 2 USD 129 03/21
4
S&P 500 E-Mini Index Futures 36 USD 6,748 03/21
196
United States Treasury Ultra Bond Futures 2 USD 427 03/21
(6)
Short Positions
Hang Seng Index Futures 3 HKD 4,083 01/21
(16)
NASDAQ 100 E-Mini Index Futures 12 USD 3,093 03/21
(123)
TOPIX Index Futures 12 JPY 216,540 03/21
(57)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(4)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 107 KRW 116,630 03/17/21 1
UBS KRW 116,630 USD 108 03/17/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
1
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 500 (5.000%)
(2)
12/20/25
(17) (30) (47)
Total Open Credit Indices Contracts (å) (17) (30) (47)

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 63
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 43,233 $ — $ —
$ —
$ 43,233 95.4
Short-Term Investments — — —
1,289
1,289 2.8
Total Investments 43,233 — — 1,289 44,522 98.2
Other Assets and Liabilities, Net 1.8
100.0
Other Financial Instruments
Assets
Futures Contracts 215 — — — 215 0.5
Foreign Currency Exchange Contracts — 1 — — 1 —
*
'
Liabilities
Futures Contracts (219) — — — (219) (0.5)
Credit Default Swap Contracts — (47) — — (47) (0.1)
Total Other Financial Instruments
**
$ (4) $ (46) $ — $ — $ (50)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
64 Equity Growth Strategy Fund
Russell Investment Funds
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — December 31, 2020
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 1 $ —
Variation margin on futures contracts* 215 — — —
Total
$ 215 $ — $ 1 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 213 $ — $ — $ 6
Credit default swap contracts, at fair value — 47 — —
Total
$ 213 $ 47 $ — $ 6
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (501) $ — $ — $ 10
Credit default swap contracts — 103 — —
Foreign currency exchange contracts — — 21 —
Total
$ (501) $ 103 $ 21 $ 10
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 166 $ — $ — $ (6)
Credit default swap contracts — 10 — —
Foreign currency exchange contracts — — 19 —
Total
$ 166 $ 10 $ 19 $ (6)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 65
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Assets
1 — 1
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1 $ — $ 1
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
State Street
$ 1 $ — $ — $ 1
Total
$ 1 $ — $ — $ 1

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2020
See accompanying notes which are an integral part of the financial statements.
66 Equity Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Credit Default Swap Contracts Credit default swap contracts, at fair value $ 47 $ — $ 47
Total Financial and Derivative Liabilities
47 — 47
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 47 $ — $ 47
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 47 $ — $ 47 $ —
Total
$ 47 $ — $ 47 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 67
Statement of Assets and Liabilities — December 31, 2020
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 36,860
Investments, at fair value(>) ...........................................................................................................................................................
44,522
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1
Receivables:

Total assets .................................................................................................................................................
45,450
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 3
Accrued fees to affiliates .................................................................................................................................................... 2
Other accrued expenses ..................................................................................................................................................... 72
Variation margin on futures contracts ................................................................................................................................. 4
Credit default swap contracts, at fair value(+) ................................................................................................................................ 47
Total liabilities .............................................................................................................................................
128
Net Assets ............................................................................................................................................................
$ 45,322

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
68 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2020
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 5,675
Shares of beneficial interest ...........................................................................................................................................................
48
Additional paid-in capital ..............................................................................................................................................................
39,599
Net Assets ............................................................................................................................................................
$ 45,322
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.50
Net assets ............................................................................................................................................................................... $ 45,321,788
Shares outstanding ($.01 par value) ....................................................................................................................................... 4,772,105
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (17)
(>)     Investments in affiliated funds $ 44,522
(a)     Receivable from Broker for Futures $ 842
(b)     Receivable from Broker for Swaps $ 76
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 69
Statement of Operations — For the Period Ended December 31, 2020
Amounts in thousands
Investment Income
Income distributions from affiliated funds .....................................................................................................................................
$ 460
Expenses
Advisory fees .................................................................................................................................................................... 84
Administrative fees ........................................................................................................................................................... 18
Custodian fees ................................................................................................................................................................... 56
Transfer agent fees ............................................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 39
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 11
Miscellaneous ................................................................................................................................................................... 6
Expenses before reductions .............................................................................................................................................. 218
Expense reductions ........................................................................................................................................................... (155)
Net expenses .................................................................................................................................................................................
63
Net investment income (loss) ........................................................................................................................................................
397
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (2,177)
Futures contracts .............................................................................................................................................................. (491)
Foreign currency exchange contracts ................................................................................................................................ 21
Credit default swap contracts ............................................................................................................................................ 103
Capital gain distributions from affiliated funds ................................................................................................................. 2,147
Net realized gain (loss) ..................................................................................................................................................................
(397)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 2,441
Futures contracts .............................................................................................................................................................. 160
Foreign currency exchange contracts ................................................................................................................................ 19
Credit default swap contracts ............................................................................................................................................ 10
Foreign currency-related transactions ............................................................................................................................... (4)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 2,626
Net realized and unrealized gain (loss) ......................................................................................................................................... 2,229
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 2,626

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
70 Equity Growth Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2020 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 397 $ 1,140
Net realized gain (loss) ...................................................................................................................... (397) 1,855
Net change in unrealized appreciation (depreciation) ....................................................................... 2,626 5,903
Net increase (decrease) in net assets from operations ............................................................................. 2,626 8,898
Distributions
To shareholders ................................................................................................................................. (2,227) (3,114)
Net decrease in net assets from distributions .......................................................................................... (2,227) (3,114)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (4,393) (4,098)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(3,994) 1,686
Net Assets
Beginning of period .................................................................................................................................
49,316 47,630
End of period ..........................................................................................................................................
$ 45,322 $ 49,316
* Share transaction amounts (in thousands) for the periods ended December 31, 2020 and December 31, 2019 were as follows:
2020 2019
Shares Dollars Shares Dollars
Proceeds from shares sold 324 $ 2,716 250 $ 2,157
Proceeds from reinvestment of distributions 256 2,227 369 3,114
Payments for shares redeemed (1,168) (9,336) (1,094) (9,369)
Total increase (decrease)
(588) $ (4,393) (475) $ (4,098)

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
72 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)
December 31, 2017 8.92 .35 1.21 1.56 (.32) (.19)
December 31, 2016 8.28 .17 .72 .89 (.25) —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 73
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.42) 9.50 8.26 45,322 .52 .15 .95 28
(.55) 9.20 20.09 49,316 .48 .15 2.36 38
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21
(.51) 9.97 17.67 55,946 .43 .14 3.72 35
(.25) 8.92 10.85 48,164 .40 .12 1.97 21

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
74 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2020 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2020 and December 31, 2019, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2020, there were no adjustments to the Statement of Assets and Liabilities.
Administration fees $ 1,619
Transfer agent fees 168
Trustee fees 299
$ 2,086
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 976 $ 186 $ 1,021 $ (188) $ 47 $ — $ — $ —
RIF Global Real Estate Securities
Fund 1,449 239 298 (35) (56) 1,299 18 —
RIF U.S. Small Cap Equity Fund 5,828 1,424 1,775 (311) 819 5,985 3 127
RIF U.S. Strategic Equity Fund 10,735 902 3,359 (431) 1,753 9,600 38 91
RIC Unconstrained Total Return
Fund 5,284 1,474 3,262 (203) (28) 3,265 73 —
RIC Emerging Markets Fund 3,945 1,167 990 (83) 360 4,399 25 —
RIC Global Equity Fund 10,215 2,939 2,522 (612) (866) 9,154 199 1,929
RIF International Developed Markets
Fund 7,273 2,092 1,676 (218) 356 7,827 83 —
RIC Multi-Asset Growth Strategy
Fund 1,927 347 529 (97) 56 1,704 14 —
U.S. Cash Management Fund 958 22,708 22,378 1 — 1,289 7 —
$ 48,590 $ 33,478 $ 37,810 $ (2,177) $ 2,441 $ 44,522 $ 460 $ 2,147
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 38,037,516 $ 6,761,011 $ (395,848) $ 6,365,163 $ 341,640 $ (528,606)
December 31, 2020 December 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 906,724 $ 1,320,148 $ — $ 112,615 $ 3,001,276 $ —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedule of Investments — December 31, 2020
Notes to Schedule of Investments 75
Footnotes:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real ILS - Israeli shekel SEK - Swedish krona
CAD - Canadian dollar INR - Indian rupee SGD - Singapore dollar
CHF - Swiss franc JPY - Japanese yen TWD - Taiwanese dollar
CNY - Chinese renminbi yuan KRW - South Korean won USD - United States dollar
DKK - Danish krone MXN - Mexican peso ZAR - South African rand
EUR - Euro NOK - Norwegian krone
GBP - British pound sterling NZD - New Zealand dollar

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Highlights — December 31, 2020
76 Notes to Financial Highlights
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(d) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(e) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(f) Less than $.01 per share.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — December 31, 2020
Notes to Financial Statements 77
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Fund's approximate expected target strategic asset allocation to equity, fixed income, multi-asset, and alternative asset classes effective May 1, 2020. As of December 31, 2020, the equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity,
RIC Emerging Markets, RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Investment Grade Bond, RIC Opportunistic Credit, RIC Short Duration Bond, RIC
Unconstrained Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Asset Growth Strategy and RIC Multi-Strategy Income Funds. The alternative Underlying Funds in which the
Funds may invest include the RIC Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.
Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/-5% at the equity, fixed income, multi-asset or alternative category level based on RIM's capital markets research and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 34% 53% 70% 80%
Fixed Income 52% 33% 16% 11%
Multi-Asset 12% 10% 10% 4%
Alternative # 2% 4% 4% 5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2020
78 Notes to Financial Statements
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 79
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For the period ended December 31, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

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80 Notes to Financial Statements
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At December 31, 2020, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds' U.S. tax returns filed for the fiscal years ended December 31, 2017 through December 31,
2019, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own

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Notes to Financial Statements 81
different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of
Operations, for the period ended December 31, 2020, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

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Notes to Financial Statements, continued — December 31, 2020
82 Notes to Financial Statements
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds' foreign currency exchange contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following tables illustrate the quarterly volume of foreign currency exchange contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
Funds Strategies
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
Moderate Strategy Fund $ 5,746,662 $ 5,780,913 $ 11,544,035 $ 5,637,002
Balanced Strategy Fund 23,100,993 23,327,044 44,680,391 13,634,729
Growth Strategy Fund 21,406,205 21,539,379 47,766,518 12,656,360
Equity Growth Strategy Fund 6,257,969 6,326,470 12,981,405 214,159
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
Moderate Strategy Fund $ 5,695,450 $ 5,774,852 $ 11,546,158 $ 5,661,127
Balanced Strategy Fund 23,440,013 23,562,542 44,650,421 13,659,792
Growth Strategy Fund 21,784,086 21,796,203 47,781,870 12,665,689
Equity Growth Strategy Fund 6,336,457 6,388,657 12,973,839 214,890

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Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 83
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2020, the Funds did not enter into any options.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
Moderate Strategy Fund $ 22,090,672 $ 31,368,813 $ 25,286,172 $ 27,788,207
Balanced Strategy Fund 60,809,523 79,177,352 77,995,578 91,161,262
Growth Strategy Fund 47,520,098 56,705,705 61,580,410 75,485,741
Equity Growth Strategy Fund 15,330,252 20,151,215 17,251,462 15,949,031

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Notes to Financial Statements, continued — December 31, 2020
84 Notes to Financial Statements
specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a

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Notes to Financial Statements 85
poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended December 31, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets

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86 Notes to Financial Statements
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended December 31, 2020, the Funds did not enter into any total return swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master
Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has announced plans to phase out the use of LIBOR by
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020 December 31, 2020
Moderate Strategy Fund $ 17,500,000 $ 7,420,000 $ 3,400,000 $ 11,000,000
Balanced Strategy Fund 30,300,000 9,228,956 2,430,000 8,430,000
Growth Strategy Fund 8,300,000 5,300,000 3,400,000 10,400,000
Equity Growth Strategy Fund 2,700,000 1,615,000 500,000 500,000

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 87
the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-
2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured
Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from
LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' or Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund or Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges.
Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an
Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 and the resulting market impact have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may adversely impact a Fund's investments and performance.
Investment Transactions
Securities
During the period ended December 31, 2020, purchases and sales of investment securities (excluding short-term investments and options) were as follows:
Purchases Sales
Moderate Strategy Fund $ 20,019,126 $ 31,458,615
Balanced Strategy Fund 37,001,777 58,901,550
Growth Strategy Fund 27,216,501 46,480,268
Equity Growth Strategy Fund 10,769,571 15,432,074

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2020
88 Notes to Financial Statements
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administration fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2020:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2021, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2021, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2021, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2021, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended December 31, 2020, RIM waived/reimbursed the following expenses:
Advisory Administration
Moderate Strategy Fund
$ 180,988 $ 38,460
Balanced Strategy Fund
464,745 98,758
Growth Strategy Fund
364,062 77,363
Equity Growth Strategy Fund
83,649 17,775

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2020
Notes to Financial Statements 89
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2020 were as follows:
Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, serves as the distributor for the Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 33 funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the
Russell Investments Fund Complex.
For the period ended December 31, 2020, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,730,750.
Federal Income Taxes
At December 31, 2020, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year. Available capital loss carryforwards are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Waiver Reimbursement Total
Moderate Strategy Fund $ 180,988 $ 47,841 $ 228,829
Balanced Strategy Fund 430,058 — 430,058
Growth Strategy Fund 333,286 — 333,286
Equity Growth Strategy Fund 83,649 71,342 154,991
Amount
Moderate Strategy Fund
$ 3,982
Balanced Strategy Fund
10,224
Growth Strategy Fund
8,009
Equity Growth Strategy Fund
1,840
No Expiration
Funds Short Term Long-Term Totals
Equity Growth Strategy Fund $ 528,606 $ — $ 528,606

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2020
90 Notes to Financial Statements
Record Ownership
As of December 31, 2020, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
# of Shareholders %
Moderate Strategy Fund
1 87.1
Balanced Strategy Fund
2 97.9
Growth Strategy Fund
2 97.5
Equity Growth Strategy Fund
2 96.3

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 91
To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund, Balanced Strategy Fund, Growth
Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (four of the funds constituting Russell
Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December
31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 12, 2021
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Tax Information — December 31, 2020 (Unaudited)
92 Tax Information
For the tax year ended December 31, 2020, the Funds designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2021 will show the tax status of all distributions paid to your account in calendar year 2020.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2020:
Moderate Strategy $ —
Balanced Strategy $3,571,549
Growth Strategy $3,419,149
Equity Growth Strategy $1,320,148
Moderate Strategy 5.5%
Balanced Strategy 10.1%
Growth Strategy 28.8%
Equity Growth Strategy 18.9%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Shareholder Requests for Additional Information — December 31, 2020 (Unaudited)
Shareholder Requests for Additional Information 93
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.
Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — December 31, 2020
(Unaudited)
94 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
42 None
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
42 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 95
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
42 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Retired 42 None
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
42 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2020 (Unaudited)
96 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 42 None
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005 Appointed until
successor is
duly elected and
qualified
Retired 42 None
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM
42
None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 97
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS (continued)
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — December 31, 2020 (Unaudited)
98 Adviser and Service Providers
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]
(a)

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)

That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
1)

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
3)

compliance with applicable laws and governmental rules and regulations;
4)

the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
5)

accountability for adherence to the Code.
(c)

The Code was restated as of August 2020; the restatement did not involve any material change.
(d)

As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)

Not applicable.
(f)

The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  Cheryl Burgermeister has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2019     $295,802
2020     $304,678

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2019    $105,597                                 Tax auditing services
2020    $108,763                                 Tax auditing services

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2019    $90,160                                   Tax services
2020    $92,865                                   Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2019    $0
2020    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).
[1]
  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

•

Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
•

Results in the auditor acting as management or an employee of the audit client;
•

Places the auditor in the position of auditing its own work; or
•

Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.
[2]
  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2019   $0
2020   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as  ex_codeofethics
(b)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.  ex99_cert
(c)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
.   ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Mark E. Swanson
            Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds

Date:  February 16, 2021

[1]
 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
[2]
 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.